File Nos. 33-61810, 811-7674
As filed with the Securities and Exchange Commission on October 3, 1997


                 U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A
                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                / /
                      POST-EFFECTIVE AMENDMENT NO. 10                 /X/


                                      and


                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/
                            AMENDMENT NO.  11                         /X/


                           THE DIVERSIFIED INVESTORS
                                  FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

               Four Manhattanville Road, Purchase, New York 10577
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 914-697-8000

                                Robert F. Colby
                     Diversified Investment Advisors, Inc.
                            Four Manhattanville Road
                            Purchase, New York 10577
                    (Name and Address of Agent for Service)


                                    Copy to:
                                Roger P. Joseph
                                Bingham Dana LLP
                               150 Federal Street
                          Boston, Massachusetts 02110


      It is proposed that this filing will become effective (check appropriate box):


[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on October 6, 1997 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Registrant has previously registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice with respect to each series of the Registrant for the Registrant's most recently completed fiscal year ended December 31, 1996 was filed on February 25, 1997.
      Diversified Investors Portfolios has also executed this registration statement.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP
                                   FORM N-1A
                             CROSS REFERENCE SHEET

Part A
Item No.                                            Prospectus Headings

 1.    Cover Page                                   Cover Page

 2.    Synopsis                                     Expense Summary

 3.    Condensed Financial Information              Condensed Financial
                                                    Information

 4.    General Description of Registrant            Cover Page;  Management  of
                                                    the  Trust  and   Portfolio
                                                    Series

 5.    Management of the Fund                       Management  of the  Trust
                                                    and Portfolio Series;
                                                    Other Information

 5A.   Management's Discussion of Fund              Performance   Not applicable

 6.    Capital Stock and other Securities           Cover Page;  Purchases  and
                                                    Redemptions    of   Shares;
                                                    Management   of  the  Trust
                                                    and  Portfolio Series;
                                                    Other Information

 7.    Purchase of Securities Being Offered         Purchases  and  Redemptions
                                                    of Shares; Other Information

 8.    Redemption or Repurchase                     Purchases and Redemptions
                                                    of Shares

 9.    Pending Legal Proceedings                    Not applicable

Part B Statement of Additional
Item No.                                            Information Headings

10.    Cover Page                                   Cover Page

11.    Table of Contents                            Table of Contents

12.    General Information and History              Not Applicable

13.    Investment Objectives and Policies           Investment Objectives,
                                                    Policies and Restrictions

14.    Management of the Fund                       Management of the Trust and
                                                    Portfolio Series

15.    Control Persons and Principal Holders
       of Securities                                See Prospectus--"Management
                                                    of the  Trust  and
                                                    Portfolio Series"

16.    Investment Advisory and Other Services       Management of the Trust and
                                                    Portfolio Series; see

                                                    Prospectus--"Management
                                                    of the Trust and Portfolio
                                                    Series"

17.    Brokerage Allocation and Other Practices     Investment Objectives,
                                                    Policies and Restrictions

18.    Capital Stock and Other Securities           Taxation;   Description  of
                                                    the  Trust;   Fund  Shares;
                                                    see Prospectus--"Management
                                                    of the Trust and Portfolio
                                                    Series" and "Other
                                                    Information"

19.    Purchase, Redemption and Pricing of
       Securities Being Offered                     Determination  of  Net
                                                    Asset  Value;  Valuation of
                                                    Securities; see Prospectus--
                                                    "Purchases and Redemptions
                                                    of Shares"

20.    Tax Status                                   Taxation; see Prospectus--
                                                    "Other Information"

21.    Underwriters                                 See Prospectus--"Management
                                                    of the Trust and Portfolio
                                                    Series" and "Purchases and
                                                    Redemptions of Shares"

22.    Calculations of Yield Quotations of
       Money Market Funds                           Performance Information

23.    Financial Statements                         Experts; Statements   of
                                                    Assets and Liabilities;
                                                    Reports of Independent
                                                    Accountants

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                               EXPLANATORY NOTE

      This post-effective amendment no. 9 (the "Amendment") to the Registrant's registration statement on Form N-1A (File No. 33-61810) relates to Stephens Premium Class shares and Stephens Institutional Class shares of
      (i) certain existing series of the Registrant, including Diversified Investors Money Market Fund, Diversified Investors High-Yield Bond Fund, Diversified Investors Equity Value Fund, Diversified Investors Equity Growth Fund, Diversified Investors Special Equity Fund, and Diversified Investors International Equity Fund, and (ii) certain series of the Registrant being established by this Amendment, including Stephens Intermediate Bond Fund and Stephens Select Equity Fund. The Amendment does not affect the Registrant's other currently effective prospectus, which is hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                         STEPHENS PREMIUM CLASS SHARES

     The Diversified Investors Funds Group (the "Trust") is an open-end management investment company that seeks to provide investors with a broad range of investment alternatives. Eight series of shares, or Funds, of the Trust are offered by this Prospectus:

   o  Diversified Investors Money Market Fund
   o  Stephens Intermediate Bond Fund
   o  Diversified Investors High-Yield Bond Fund
   o  Diversified Investors Equity Value Fund
   o  Diversified Investors Equity Growth Fund
   o  Diversified Investors Special Equity Fund
   o  Stephens Select Equity Fund
   o  Diversified Investors International Equity Fund

     Each Fund is a separate diversified mutual fund. Stephens Premium Class shares ("Shares") of each Fund are offered for sale by this Prospectus exclusively to investment advisory customers of Stephens Inc. ("Stephens"). Please call [ ___________ ] to obtain more information about how to purchase and redeem Shares.

     Diversified Investment Advisors, Inc. ("Diversified") is the investment adviser to each Fund and selects, subject to shareholder approval, separate investment subadvisers that provide investment advice for the Funds.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF EACH FUND (OTHER THAN THE INTERMEDIATE BOND FUND AND THE SELECT EQUITY FUND) BY INVESTING ALL OF THE INVESTABLE ASSETS ("ASSETS") OF EACH SUCH FUND IN A CORRESPONDING SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS (THE "PORTFOLIO SERIES"). THE PORTFOLIO SERIES (LIKE THE TRUST) IS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY WITH SEPARATE SERIES (THE "PORTFOLIOS") WHICH HAVE THE SAME INVESTMENT OBJECTIVES AS THEIR CORRESPONDING FUNDS. SEE "CORE-FEEDER STRUCTURE" ON PAGE [___]. THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF EACH OF THE INTERMEDIATE BOND FUND AND THE SELECT EQUITY FUND BY INVESTING ALL OF ITS ASSETS DIRECTLY IN SECURITIES. SEE "INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES" HEREIN.

     This Prospectus sets forth information about the Trust and the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds is contained in a Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is available without charge upon request by calling the Trust at (914) 697-8000. The Statement of Additional Information has the same date as this Prospectus and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Money Market Fund's net asset value per share will fluctuate. Many money market funds declare a dividend of all investment income each day in order to maintain a stable net asset value of $1.00 per share. The Money Market Fund intends to declare dividends of all investment income and to distribute all net realized capital gains only once a year in December. Undeclared investment income may cause the Money Market Fund's net asset value per share to fluctuate. INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

     The High-Yield Bond Fund may invest significantly in lower rated bonds, commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investments in these types of securities have special risks and therefore may not be suitable for all investors. Investors should carefully assess the risks associated with an investment in this Fund.

                         PROSPECTUS DATED _______, 1997

                                EXPENSE SUMMARY

     The following tables provide (i) a summary of estimated expenses relating to purchases and sales of Shares of each Fund, and the estimated aggregate annual operating expenses for each Fund and its corresponding Portfolio, as a percentage of average net assets of the Fund and as adjusted to give effect to anticipated fee waivers, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Shares of each Fund.

                       SHAREHOLDER TRANSACTION EXPENSES

           Maximum Sales Load Imposed on Purchases.........None
           Sales Load Imposed on Reinvested Dividends......None
           Deferred Sales Load.............................None
           Redemption Fee..................................None
           Exchange Fee....................................None

                           ANNUAL OPERATING EXPENSES


                                                                                                  EQUITY
                                          MONEY       INTERMEDIATE    HIGH YIELD      EQUITY      GROWTH
                                       MARKET FUND     BOND FUND      BOND FUND     VALUE FUND     FUND


Investment Advisory Fees (After Waiver)    0.25%         0.10%         0.53%         0.56%        0.62%
Distribution (Rule 12b-1) Fees             0.18%         0.14%         0.20%         0.25%        0.06%
Other Expenses:
  Administrative and Shareholder
    Services Fees                          0.30%         0.50%         0.30%         0.30%        0.30%
  Miscellaneous Expenses(1)                0.22%         0.16%         0.27%         0.24%        0.22%
                                           ----          ----          ----          ----         ----
Total Operating Expenses (After
  Reimbursements and Waivers)(2)           0.95%         0.90%         1.30%         1.35%        1.20%
                                           ====          ====          ====          ====         ====

                                               SPECIAL         SELECT       INTERNATIONAL
                                             EQUITY FUND     EQUITY FUND      EQUITY FUND


Investment Advisory Fees (After Waiver)       0.80%            0.15%           0.75%
Distribution (Rule 12b-1) Fees                0.07%            0.25%           0.15%
Other Expenses:
  Administrative and Shareholder
    Services Fees                             0.30%            0.50%           0.30%
  Miscellaneous Expenses(1)                   0.23%            0.16%           0.25%
Total Operating Expenses (After
  Reimbursements and Waivers)(2)              1.40%            0.90%           1.45%
                                              ====             ====            ====


(1)"Miscellaneous Expenses" have been estimated for each of the Funds based on a projected level of average daily net assets of (i) $25 million for each Fund other than Intermediate Bond Fund and Select Equity Fund, and (ii) $75 million for Intermediate Bond Fund and Select Equity Fund.

(2)Because Stephens Premium Class shares were not issued during the Funds' last fiscal year, expenses for the Shares are estimated for the current fiscal year and assume voluntary expense reimbursements and fee waivers. Without the voluntary expense reimbursements and fee waivers reflected in the table, estimated Total Operating Expenses would be equal on an annual basis to 1.52% for the Money Market Fund, 1.31% for the Intermediate Bond Fund, 1.88% for the High-Yield Bond Fund, 1.87% for the Equity Value Fund, 1.89% for the Equity Growth Fund, 2.08% for the Special Equity Fund, 1.36% for the Select Equity Fund, and 2.05% for the International Equity Fund.

                                    EXAMPLE

     A shareholder in a Fund would pay the following estimated expenses on a $1,000 investment in Shares assuming (i) a 5% annual return on assets and (ii) redemption at the end of each time period.

       FUND                   1 YEAR 3 YEARS
       ----                   ------ -------

 Money Market Fund              $10     $30
 Intermediate Bond Fund           9      29
 High-Yield Bond Fund            13      41
 Equity Value Fund               14      43
 Equity Growth Fund              12      38
 Special Equity Fund             14      44
 Select Equity Fund               9      29
 International Equity Fund       15      46

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS, AND ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The purpose of the table is to assist investors in understanding the various costs and expenses that shareholders will bear directly and indirectly. The expense table and example reflect a voluntary undertaking by Diversified to waive a portion of its investment advisory fees with respect to the Funds, other than the Intermediate Bond Fund and the Select Equity Fund. Without such waivers, the annual investment advisory fee would be 0.25% for the Money Market Fund, 0.55% for the High-Yield Bond Fund, 0.57% for the Equity Value Fund, 0.62% for the Equity Growth Fund, 0.80% for the Special Equity Fund and 0.75% for the International Equity Fund.

     The Trust has adopted a distribution plan (the "Distribution Plan") for the Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Distribution Plan, the Trust will pay the Fund's distributor in anticipation of, or as reimbursement for, expenses incurred by the distributor in connection with the sale of Shares, a fee equal to on an annual basis 0.25% of the average daily net assets attributable to the Stephens Premium Class of each Fund. Long term shareholders may pay more than the economic equivalent of the maximum charges permitted by the National Association of Securities

Dealers, Inc. All or a portion of the distribution fee may be waived with respect to the Stephens Premium Class. For more information on the Distribution Plan, see "Distribution Plan and Agreement" herein.


     For more information on the expenses of the Trust and the Portfolio Series, see "Management of the Trust and Portfolio Series" herein.

     With respect to each Fund that invests all of its Assets in a corresponding Portfolio, the Trustees of the Trust believe that the aggregate per share expenses of each such Fund and its corresponding Portfolio will be less than or approximately equal to the expenses which such Fund would incur if the Trust retained the services of an investment adviser and the assets of such Fund were invested directly in the types of securities being held by its corresponding Portfolio.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                               PROSPECTUS SUMMARY

     Stephens Premium Class shares ("Shares") of each Fund are offered for sale by this Prospectus at net asset value without an initial sales charge or sales load exclusively to investment advisory customers of Stephens. Please call [_________] to obtain more information about how to purchase and redeem Shares. There is no minimum initial or subsequent investment amount. Each Fund is subject to an annual distribution fee of 0.25% of the average daily net assets of the Fund attributable to the Shares, which is currently being waived. See "Purchases and Redemptions of Shares" herein.

     The Funds, their investment objectives and their Subadvisers are set forth below. Diversified Investment Advisors, Inc. ("Diversified") is the investment adviser of each Fund. Because the Money Market Fund, High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund, Special Equity Fund and International Equity Fund seek to achieve their respective investment objectives by investing all of their Assets in a corresponding Portfolio, all references in this Prospectus to each such Fund will include its corresponding Portfolio, except as otherwise noted.

     MONEY MARKET FUND. The investment objective of the Money Market Fund is to provide liquidity and as high a level of income as is consistent with the preservation of capital. Through the Money Market Portfolio, the Fund invests in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. The Subadviser to this Fund is Capital Management Group (a division of 1740 Advisers, Inc.). An investor's interest in the Money Market Fund is neither insured nor guaranteed by the U.S. Government.


     INTERMEDIATE BOND FUND. The investment objective of the Intermediate Bond Fund is to generate a high level of current income consistent with a goal to preserve the value of its investors' investment. The Fund seeks its objective by investing in a broad range of fixed income securities, including debt securities of the U.S. Government and its agencies and instrumentalities, debt securities of governments of other countries, including developing countries, and preferred stock and debt securities issued by U.S. and non-U.S. companies. The Subadviser to this Fund is Stephens Capital Management (a division of Stephens).


     HIGH-YIELD BOND FUND. The investment objective of the High-Yield Bond Fund is to provide a high level of current income. Through the High-Yield Bond Portfolio, the Fund invests in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. The Subadviser to this Fund is Delaware Investment Advisers (a division of Delaware Management Company, Inc.).

     EQUITY VALUE FUND. The investment objective of the Equity Value Fund is to provide a high total investment return through investment primarily in a diversified portfolio of common stocks. Through the Equity Value Portfolio, the Fund emphasizes stocks which, in the opinion of the Fund's Advisers, are trading at low valuations relative to market and/or historical levels. The Subadviser to this Fund is Ark Asset Management Co., Inc.

     EQUITY GROWTH FUND. The investment objective of the Equity Growth Fund is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective. Through the Equity Growth Portfolio, the Fund invests primarily in stocks of companies with market capitalizations of $10 to $15 billion. The Subadviser to this Fund is Chancellor LGT Asset Management, Inc.

     SPECIAL EQUITY FUND. The investment objective of the Special Equity Fund is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. Through the Special Equity Portfolio, the Fund emphasizes stocks which, in the opinion of the Fund's Advisers, will present an opportunity for significant increases in earnings and/or value, without consideration for current income. Multiple managers are used to control the volatility often associated with investments in small to medium size companies and to maximize opportunities in positive markets. The Subadvisers to this Fund are Ark Asset Management Co., Inc., Liberty Investment Management (a division of Goldman Sachs Asset Management), Pilgrim Baxter & Associates, Ltd. and Westport Asset Management, Inc.

     SELECT EQUITY FUND. The investment objective of the Select Equity Fund is high total return. Total return consists of realized and unrealized capital gains and losses plus income. The Fund seeks its objective by investing primarily in equity securities of domestic corporations. The Subadviser to this Fund is Stephens Capital Management (a division of Stephens).

     INTERNATIONAL EQUITY FUND. The investment objective of the International Equity Fund is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers. Through the International Equity Portfolio, the Fund invests in securities of companies in a minimum of three countries outside the United States. The Subadviser to this Fund is Capital Guardian Trust Company.

     There can, of course, be no assurance that any Fund will achieve its investment objective. Because each of the Money Market Fund, High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund, Special Equity Fund, Aggressive Equity Fund and International Equity Fund invests through a corresponding Portfolio, all references in this Prospectus to each such Fund include its corresponding Portfolio, except as otherwise noted.

                  INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

     Each of the Intermediate Bond and Select Equity Funds seeks to achieve its investment objective by investing all of its Assets directly in securities as described below. Each of the Money Market, High-Yield Bond, Equity Value, Equity Growth, Special Equity and International Equity Funds seeks to achieve its investment objective by investing all of its Assets in a corresponding Portfolio with the same investment objective. Each Fund has a different investment objective which it pursues through the investment policies described below. Since each Fund has a different investment objective, each can be expected to have different investment results and be subject to different market and financial risks.

     Diversified, as Adviser, has contracted with one or more Subadvisers for certain investment advisory services. Diversified and the Subadviser or Subadvisers for a particular Portfolio, the Intermediate Bond Fund or the Select Equity Fund are referred to herein collectively as the "Advisers."

     The investment objective of any Fund or Portfolio may be changed without the vote of the holders of the outstanding voting securities of that Fund or Portfolio. Shareholders of a Fund will receive 30 days' prior written notice of any change in the investment objective of that Fund or its corresponding Portfolio (if any). There can be no assurance that the investment objective of any Fund or Portfolio will be met.

     MONEY MARKET FUND. The investment objective of the Money Market Fund and the Money Market Portfolio is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Fund seeks to achieve its investment objective by investing all of its Assets in the Money Market Portfolio.

     The Money Market Fund invests in high quality short-term money market instruments. Securities in which the Money Market Fund invests may not earn as high a level of current income as long-term or lower quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value.

     To achieve its investment objective, the Money Market Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money Market Fund may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Fund reserves the right to concentrate 25% or more of its total assets in obligations of domestic banks.

     In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees of the Portfolio Series (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities").

     Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities. The Money Market Portfolio will invest at least 95% of its total assets in First Tier Securities.

     The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Rating Services, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited, IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

     In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guaranties or other credit support) issued by, a single issuer, except that (i) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in Second Tier Securities will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security.

     The Money Market Fund seeks to achieve its investment objective through investments in the following types of U.S. dollar-denominated money market instruments.

           BANK OBLIGATIONS. The Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit, which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Fund will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Fund may also invest in certificates of deposit and time deposits issued by foreign banks outside the United States.

           The Fund may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

           To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's Shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

           U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

           COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of U.S. dollar-denominated direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic corporations.

           The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the Securities Act of 1933. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

           UNSECURED PROMISSORY NOTES. The Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees, or by the Advisers on behalf of the Board, to present minimal credit risks and will meet the quality criteria set forth above. The Fund will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described in the Statement of Additional Information and as to which there is no secondary market).

           RESTRICTED SECURITIES. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Fund may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933 for such securities held by the Fund, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees. To the extent that for a period of time qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund during such period.

           REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian or a sub-custodian will have custody of securities acquired by the Fund under a repurchase agreement.

           Repurchase agreements usually are entered into for the Fund with sellers which are member banks of the Federal Reserve System or member firms of the New York Stock Exchange (or a subsidiary thereof). Such transactions afford an opportunity for the Fund to earn a return on available cash with minimal market risk. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. Repurchase agreements are considered collateralized loans under the Investment Company Act.

           The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, and by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

           NON-U.S. SECURITIES. The Fund may invest in U.S. dollar-denominated non-U.S. securities issued outside the United States, such as obligations of non-U.S. branches and subsidiaries of domestic banks and non-U.S. banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other non-U.S. issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. Non-U.S. securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. For a complete description of non-U.S. securities the Fund may purchase, see "Investment Policies" in the Statement of Additional Information.

           CERTAIN OTHER OBLIGATIONS. In order to allow for investments in new instruments that may be created in the future, upon the Trust supplementing this Prospectus, the Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

     The Statement of Additional Information includes a discussion of additional investment techniques such as zero coupon obligations, variable rate and floating rate securities, participation interests, guaranteed investment contracts and when-issued and forward commitment securities. The Statement of Additional Information also includes a discussion of nonfundamental investment policies, as well as a listing of specific investment restrictions which constitute fundamental policies of the Fund or the Portfolio and cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund or the Portfolio, respectively. See "Investment Restrictions" in the Statement of Additional Information.


     INTERMEDIATE BOND FUND. The investment objective of the Intermediate Bond Fund is to generate a high level of current income consistent with a goal to preserve the value of its investors' investment. The Fund seeks its investment objective by investing in a broad range of fixed income securities, including debt securities of the U.S. Government and its agencies and instrumentalities, debt securities of governments of other countries, including developing countries, and preferred stock and debt securities issued by U.S. and non-U.S. companies. As a non-fundamental policy, under normal circumstances, at least 65% of the Fund's total assets are invested in fixed income securities, but the Fund expects that substantially all of its assets generally will be invested in fixed income securities. Under normal circumstances, the Fund's dollar weighted average portfolio maturity will range from three to ten years.


     The Fund is designed for investors seeking a higher level of current income than is generally available from shorter-term securities, and who are willing to accept the greater price fluctuations associated with higher levels of income.

     The Advisers actively manage the Fund's duration, the allocation of securities across market sectors, and the selection of securities within sectors, based on fundamental economic and capital markets research and their outlook for interest rates. Duration is a measure of the length of life of debt securities which takes into account payments of principal and interest on these securities, based on their present values. Duration can be used as a measure of the sensitivity of the Fund's market value to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.

     The Advisers attempt to forecast primary trends in interest rates. These forecasts are derived from a proprietary analysis of Federal Reserve monetary policy, which is used to attempt to predict trends in inflation eighteen to twenty-four months into the future.

     The value of fixed income securities, including those backed by the U.S. Government, generally goes down when interest rates go up, and vice versa. Changes in interest rates will generally cause bigger changes in the prices of longer-term securities than in the prices of shorter-term securities.

      Investors in the Fund should be aware that prices of fixed income securities also fluctuate based on changes in the actual or perceived creditworthiness of issuers. The prices of lower rated securities often fluctuate more than those of higher rated securities. Also, it is possible that some issuers will be unable to make required payments on fixed income securities held by the Fund.

     The Fund may invest a portion of its assets in non-U.S. securities. The special risks of investing in non-U.S. securities include possible adverse political, social and economic developments abroad, the difficulties of enforcing legal rights under some non-U.S. legal systems and against some foreign governments, and different characteristics of non-U.S. economies and markets. Non-U.S. securities often will trade in non-U.S. currencies, which can be volatile and may be subject to governmental controls or intervention. In addition, securities of non-U.S. issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

     The Fund may also seek to achieve its investment objective through investments in the following types of instruments.

           U.S. GOVERNMENT AND AGENCY SECURITIES. The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. See "U.S. Government and Agency Securities" under Money Market Fund.

           CORPORATE BONDS. The Fund may purchase debt securities of United States corporations only if they carry a rating of at least Baa from Moody's Investors Service, Inc. or BBB from Standard & Poor's Rating Services, or are judged by the Advisers to be of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's may have speculative characteristics. Changes in economic condition or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. See the Statement of Additional Information for an explanation of these ratings.

           YANKEE BONDS AND EURODOLLAR BONDS. The Fund may purchase Yankee and eurodollar issues that meet its minimum credit quality standards. Yankee issues are dollar denominated bonds issued in the United States market by foreign issuers and are, therefore, subject to U.S. Securities and Exchange Commission ("SEC") regulations. Issuers of Yankee bonds include, among others, foreign corporations, foreign governments and agencies, and multilateral lending institutions. Eurodollar bonds are fixed income securities that are denominated in dollars, are underwritten by an international syndicate, and are sold upon issuance to non-U.S. investors. U.S.-based investors may purchase eurodollar bonds in the secondary market after a seasoning period. Eurodollar bonds are not subject to SEC regulations.

           NON-U.S. SECURITIES. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio
      assets and political or social instability.   Enforcing legal rights may
      be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund. Prices at which the Fund may acquire securities may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund. The Fund's investments in unlisted non-U.S. securities are subject to the Fund's overall restrictions applicable to investments in illiquid securities. The Advisers do not intend to concentrate more than 25% of such non-U.S. investments in any one type of instrument or in any one foreign country.

           Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

           Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risks of incurring losses if rates do not move in the direction anticipated.

           The Fund may invest in issuers located in developing countries, which are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing of non-U.S. securities are heightened by investing in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return, and greater risks, to investors. These heightened risks include (i) greater risk of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

           Equity securities traded in certain foreign countries may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Rapid increases in money supply in certain countries may result in speculative investment in equity securities which may contribute to volatility of trading markets.

           The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratio of the Fund may be higher than those of investment companies investing exclusively in U.S. securities.

           SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities or liquidity, in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. The Fund limits its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by Standard & Poor's) or, in the case of instruments which are not rated, are of comparable quality pursuant to procedures established by the Board of Trustees. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

           REPURCHASE AGREEMENTS AND REVERSE REPURCHASE Agreements. The Fund may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Fund.

           ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of restricted securities and, through reports from the Advisers, the Board of Trustees will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

           OPTIONS AND FUTURES CONTRACTS. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Fund may invest in options (including over-the-counter options) and futures contracts based on any type of security or index related to its investments.

           Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Fund's return. The costs of hedging are not reflected in the Fund's yield but are reflected in the Fund's total return. The Fund could also experience losses if the Fund's options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

          The Fund currently does not intend to engage in the writing of options, except under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Fund has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Fund.

           DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Fund, the Advisers may purchase securities for the Fund on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund would take delivery of such securities. In general, the Fund would not pay for the securities until they are received, and would not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such basis, the Fund would establish a segregated account consisting of cash, cash equivalents or high grade liquid debt securities equal to the amount of its commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of the Fund's net asset value.

           OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Fund may also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. The Fund does not intend to utilize any of these investments or techniques to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

     HIGH-YIELD BOND FUND. The investment objective of the High-Yield Bond Fund is to seek a high level of current income. The High-Yield Bond Fund seeks to achieve its investment objective by investing all of its Assets in the High-Yield Bond Portfolio.

     The High-Yield Bond Fund pursues its investment objective by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. The Fund may invest all or a substantial portion of its assets in lower-rated debt securities, commonly referred to as "junk bonds". Such investments may include foreign securities and obligations issued or guaranteed by the U.S. government, any of its states or territories, any foreign government or any of their respective subdivisions, agencies or instrumentalities.

     The High-Yield Bond Fund normally will invest at least 65% of its assets in high-yielding, income producing debt securities and preferred stocks, including convertible and zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. The Fund may invest up to 35% of its assets in equity securities, including common stocks, warrants and rights.

     Lower-rated debt securities usually are defined as securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Services ("Standard & Poor's"). Lower-rated debt securities are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated securities and are more sensitive to changes in the issuer's capacity to pay. Investing in lower-rated debt securities is an aggressive approach to income investing. The 1980s saw a dramatic increase in the use of lower-rated debt securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of lower-rated debt securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

     Lower-rated debt securities may be thinly traded, which can adversely affect the prices at which they can be sold and can result in high transaction costs. If market quotations are not available, these lower-rated debt securities will be valued in accordance with standards set by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated debt securities than securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of the lower-rated bonds. The market prices of lower-rated debt securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. The Fund may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the interest of Fund investors.

     The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

      The High-Yield Bond Fund may also seek to achieve its investment objective through investments in the following types of instruments.

          SHORT-TERM INSTRUMENTS. The Fund may invest in cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities to provide a reserve for future purchases of securities or liquidity, in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short-Term Instruments" under Intermediate Bond Fund.

          REPURCHASE AGREEMENTS AND REVERSE REPURCHASE Agreements. The Fund may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Fund. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage.

          ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market. See "Illiquid and Restricted Securities" under Intermediate Bond Fund.

          OPTIONS AND FUTURES CONTRACTS. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" under Intermediate Bond Fund.

          DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Fund, the Advisers may purchase securities for the Fund on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. See "Delayed Delivery Transactions" under Intermediate Bond Fund.

          OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Fund may, in each case up to 5% of the Fund's assets, also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. See the Statement of Additional Information for further information.

     EQUITY VALUE FUND. The investment objective of the Equity Value Fund and the Equity Value Portfolio is to provide a high total investment return through investment primarily in a diversified portfolio of common stocks. The Equity Value Fund seeks to achieve its investment objective by investing all of its Assets in the Equity Value Portfolio.

     The Equity Value Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are trading at low valuations relative to market and/or historical levels. These stocks tend to have relatively low price/earnings ratios and/or relatively low price/book value ratios. Low price/earnings ratios or price/book value ratios means that the stock is less expensive than average relative to the company's earnings or book value, respectively. The Fund invests primarily in common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Fund may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Value Fund may invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Fund may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

     EQUITY GROWTH FUND. The investment objective of the Equity Growth Fund and the Equity Growth Portfolio is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Growth Fund seeks to achieve its investment objective by investing all of its Assets in the Equity Growth Portfolio.

     The Equity Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts ("ADRs"). Under normal circumstances, at least 65% of the Assets of the Fund are invested in equity securities. This is a fundamental investment policy and may not be changed without investor approval. The Equity Growth Fund invests primarily in stocks of companies that have a market value of all their issued and outstanding common stock of $10 to $15 billion and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Fund also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Growth Fund's policy is to invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Fund may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

     SPECIAL EQUITY FUND. The investment objective of the Special Equity Fund and the Special Equity Portfolio is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. The Special Equity Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income. The Special Equity Fund seeks to achieve its investment objective by investing all of its Assets in the Special Equity Portfolio.

     The Special Equity Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of small to medium size companies which, in the opinion of the Advisers, will present an opportunity for significant increases in earnings and/or value, without consideration for current income. The Fund's primary equity investments will be common stocks of small and medium sized U.S. companies with market capitalizations of less than $2 billion. Multiple managers are used to control the volatility often associated with investments in small to medium size companies and to maximize opportunities in positive markets. The Fund may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Special Equity Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     While the Special Equity Fund's policy is to invest its assets primarily in common stocks with potential for above average growth in earnings, appreciation may be sought in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. The Special Equity Fund may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. In selecting stocks, emphasis is placed on investing in companies with small to medium market capitalizations, i.e., the market value of all issued and outstanding common stock of the company will be less than $2 billion. Investing in equity securities of small to medium companies involves risks not typically associated with investment in comparable securities of large companies. Such smaller and medium companies may have narrow product lines and limited financial and managerial resources. Since the market for the equity securities of small and medium companies is often characterized by less information and liquidity than that for the equity securities of large companies, securities of such small and medium companies may be subject to more abrupt or erratic market movements than securities of large companies or market averages in general. Therefore, an investment in the Special Equity Fund may be subject to greater declines in value than an investment in an equity fund investing in the equity securities of large companies.

     SELECT EQUITY FUND. The investment objective of the Select Equity Fund is high total return. Total return consists of realized and unrealized capital gains and losses plus income. The Fund seeks its objective by investing primarily in selected equity securities of domestic corporations.

     The Advisers select stocks for the Fund based on a variety of criteria including the company's managerial strength, prospects for growth and competitive position. During ordinary market conditions, the Advisers intend to keep at least 65% of the Fund's net assets invested in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Fund invests in securities listed on a securities exchange or traded in over-the-counter markets, and may invest in certain restricted or unlisted securities.

     The Fund may invest in small capitalization issuers. Small cap issuers are those with market capitalizations below the top 1,000 stocks that comprise the large and midrange capitalization sector of the equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. Small cap companies are generally represented in new or rapidly changing industries. They may offer more profit opportunity in growing industries and during certain economic conditions than do large and medium sized companies. However, small cap companies also involve special risks. Often, liquidity and overall business stability of a small cap company may be less than that associated with larger capitalized companies. Small cap stocks frequently involve smaller, rapidly growing companies with high growth rates, negligible dividend yields and extremely high levels of volatility.

     INTERNATIONAL EQUITY FUND. The investment objective of the International Equity Fund is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers. The International Equity Fund seeks to achieve its investment objective by investing all of its Assets in the International Equity Portfolio.

     The International Equity Fund seeks to achieve its investment objective by investing primarily in foreign securities. Foreign securities are defined as securities of issuers, wherever organized, which trade solely on a foreign exchange or over-the-counter market, or, of issuers which in the judgment of the Advisers, have their principal activities outside of the United States. In determining whether an issuer's principal activities and interests are outside the United States, the Advisers will look at such factors as the location of the issuer's assets, operations, facilities, personnel, sales and earnings. Under normal circumstances, at least 65% of the assets of the Fund are invested in foreign equity securities. The Advisers will purchase securities of companies in a minimum of 3 countries outside the United States.

     The Advisers use an approach to investing looking to identify fundamental values in stocks they select. Further, when allocating the Fund's investments among geographic regions and individual countries, the Advisers consider various criteria, such as prospects for relative economic growth among countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. The Fund invests most of its assets in securities of issuers located in developed countries in these geographic areas: Canada, the Far East, Australia and Europe.

     The International Equity Fund may invest up to 10% of its assets in securities of issuers in the world's emerging markets. Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the World Bank, and those listed in World Bank publications as developing. While the Advisers believe that these investments present the possibility for significant growth over the long-term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than those in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies.

     The International Equity Fund may invest in all types of securities, most of which are denominated in foreign currencies. While the Advisers expect that opportunities for long term capital appreciation will come primarily from common stocks, securities convertible into common stock, non-convertible preferred stocks and depository receipts for these securities, the Fund may also invest in any type or quality of debt securities if the Advisers believe that doing so may result in long term growth. In addition, the Fund may invest in high-yielding, lower rated debt securities. See the discussion of lower rated debt securities above under High-Yield Bond Fund above. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes on both a long and short term basis. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     Investments in foreign equity and debt securities involve increased or additional risks from those encountered when investing in securities of domestic issuers. The Advisers evaluate the risks and opportunities when investing in particular foreign securities. Such risks include (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) the difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in effecting the repatriation of capital invested abroad; (8) difficulties in transaction settlements and the effect of this delay on shareholder equity; (9) foreign withholding taxes; (10) political, economic, and similar risks, including expropriation and nationalization; (11) different accounting, auditing, and financial standards; (12) price volatility; and (13) the diverse structure and liquidity of various countries and regions.

                   CERTAIN ADDITIONAL INVESTMENT TECHNIQUES,
                           RESTRICTIONS AND POLICIES

     INVESTMENT TECHNIQUES. Following is a description of certain investment techniques employed by the Funds.

     OPTIONS AND FUTURES CONTRACTS. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Fund's securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged.

     For example, each Fund may sell futures contracts, or purchase put options on futures contracts, securities indexes or securities for the purpose of protecting against an anticipated decline in the value of securities held by that Fund. In the event that such decline occurs, and the hedging transaction is successful, the reduced value of portfolio securities will be offset, in whole or in part, by a corresponding gain on the futures or option position. Conversely, when the Fund is not fully invested in the securities market, and it expects a significant market advance, it may purchase futures contracts or call options on futures contracts, securities indexes or securities in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that Fund intends to purchase.

     The Statement of Additional Information includes further information about the transactions in futures and option contracts that may be entered into by each Fund.

     Gain or loss to each Fund on transactions in security index futures or options will depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements of individual securities. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Some securities index futures or options are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures or options on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Options on indexes and options on securities are traded on securities exchanges regulated by the SEC. Futures contracts and options on futures contracts are traded only on designated contract markets regulated by the Commodity Futures Trading Commission and through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. Transactions on such exchanges are cleared through a clearing corporation, which guarantees performance between the clearing members which are parties to each contract.

     Each Fund currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information.

Nevertheless, each Fund has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Fund.

     SHORT-TERM INSTRUMENTS. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities (including, without limitation, a short-term investment fund investing in any of such securities). See "Short-Term Instruments" under High-Yield Bond Fund.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may enter into repurchase agreements and reverse repurchase agreements and may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Fund.

     ILLIQUID AND RESTRICTED SECURITIES. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Illiquid and Restricted Securities" under High-Yield Bond Fund.

     DELAYED DELIVERY TRANSACTIONS. In order to help insure the availability of suitable securities for each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund, the Advisers may purchase securities for each such Fund on a "when-issued" or on a "forward delivery" basis. See "Delayed Delivery Transactions" above under High-Yield Bond Fund.

     FOREIGN SECURITIES. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund and Select Equity Fund has a current policy not to invest more than 25% of its assets in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American Bank or trust company evidencing ownership of the underlying foreign securities. The Advisers do not intend to concentrate more than 25% of such foreign investments in any one type of instrument or in any foreign country. Each Fund's investments in unlisted foreign securities, not including ADRs, are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities, including ADRs, may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Each Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold foreign securities. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for each Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     LENDING OF PORTFOLIO SECURITIES. Each of the Funds may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral;
(iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Fund would terminate the loan and regain the right to vote the securities.

     PORTFOLIO TURNOVER. Changes to the securities of each Fund are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor to trading when such trading is deemed appropriate. Each Fund engages in trading if it believes a transaction net of costs (including custodian charges) will help it achieve its investment objective. The amount of brokerage commissions and realized capital gains will tend to increase as the level of portfolio activity increases. Portfolio turnover rates are not expected to exceed 150% with respect to each of the Intermediate Bond Fund and the Select Equity Fund during its initial fiscal year. Portfolio turnover rates for each other Fund for each of the last two fiscal years were as follows:


                                 Turnover rates
Portfolio
                               1995         1996
High-Yield Bond (1)              21%(1)      107%
Equity Value    (2)              --           65%
Equity Growth                    62%         133%
Special Equity                  155%         140%
International Equity (3)          7%(3)       29%
-----------------
(1) The High-Yield Bond Fund commenced operations on August 22, 1995.

(2) The Equity Value Fund commenced operations on April 19, 1996.

(3) The International Equity Fund commenced operations on September 29, 1995.


     BROKERAGE TRANSACTIONS. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

     INVESTMENT RESTRICTIONS. As "diversified" funds, no more than 5% of the assets of any Fund may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each Fund's assets may be invested without regard to this limitation. No Fund will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. Additional fundamental investment restrictions of the Funds are contained in the Statement of Additional Information. Except as stated otherwise, all investment objectives, policies and restrictions described herein and in the Statement of Additional Information are nonfundamental and may be changed without investor approval.

                             CORE-FEEDER STRUCTURE

     Unlike the Intermediate Bond and Select Equity Funds, each of which invests its Assets directly in securities, the Money Market, High-Yield Bond, Equity Value, Equity Growth, Special Equity and International Equity Funds (collectively, the "Feeder Funds") do not invest directly in securities. Instead, each Feeder Fund invests its Assets in a corresponding Portfolio, a mutual fund having the same investment objectives and policies as that Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with its investment objectives and policies. Of course, there can be no assurance that a Feeder Fund or its corresponding Portfolio will achieve their objectives. The Trust may withdraw a Feeder Fund's investment in its Portfolio at any time, and will do so if the Trust's Trustees believe it to be in the best interest of the Feeder Fund's shareholders. If the Trust were to withdraw a Feeder Fund's investment in its Portfolio, the Trust could either invest the Feeder Fund's Assets directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If the Trust were to withdraw a Feeder Fund's investment in its Portfolio, the Feeder Fund could receive securities from the Portfolio instead of cash, causing the Feeder Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

     Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify its corresponding Feeder Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Trust to withdraw a Feeder Fund's investment in its Portfolio.

     Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission, whenever the Trust is asked to vote on matters concerning one or more Portfolios, the Trust will hold a shareholder meeting of the appropriate Feeder Fund(s) and vote in accordance with shareholder instructions. Feeder Fund shareholders who do not vote will not affect the Trust's votes at a Portfolio meeting. The percentage of the Trust's votes representing Feeder Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Feeder Fund shareholders who do, in fact, vote. Of course, a Feeder Fund could be outvoted, or otherwise adversely affected, by other investors in its Portfolio.

     Each Portfolio may sell interests to other investors in addition to its corresponding Feeder Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Feeder Fund. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from [___________] by calling [___________].

                  MANAGEMENT OF THE TRUST AND PORTFOLIO SERIES

     The respective Boards of Trustees of the Trust and of the Portfolio Series provide broad supervision over the affairs of the Trust and of the Portfolio Series, respectively. The Trustees of the Trust who are not "interested persons" of the Trust are separate from and independent from the Trustees of the Portfolio Series who are not "interested persons" of the Portfolio Series. For further information about the Trustees and officers of the Trust and the Portfolio Series, see "Management of the Trust and Portfolio Series" in the Statement of Additional Information. A majority of each of the Trust's and the Portfolio Series' Trustees are not affiliated with the Advisers.

     INVESTMENT ADVISORY SERVICES

     Subject to such investment policies as the Boards of Trustees of the Trust and the Portfolio Series may determine and pursuant to (i) Investment Advisory Agreements with the Trust with respect to Intermediate Bond Fund and Select Equity Fund, and (ii) Investment Advisory Agreements with the Portfolio Series with respect to each Portfolio, Diversified manages the assets of each such Fund or Portfolio. For its services under the Investment Advisory Agreements, Diversified receives fees from such Funds or Portfolios accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of such Funds' or the Portfolios' average daily net assets. Diversified is currently waiving a portion of its investment advisory fees. The principal business address of Diversified is Four Manhattanville Road, Purchase, New York 10577. Investment management decisions are taken by a committee of Diversified's personnel and not by a particular individual.

     For each Fund or Portfolio listed in the table below, Diversified has entered into an Investment Subadvisory Agreement with the indicated Subadvisers. For their services under each Investment Subadvisory Agreement, the Subadvisers receive a fee from Diversified at an annual rate equal to the percentages specified in the table below of the corresponding Fund's or Portfolio's average net assets. Each fee will be accrued monthly by multiplying the arithmetic average of the beginning and ending monthly net assets in the Fund or Portfolio by the fee schedule and dividing by 12. Each fee will be paid on a quarterly basis.

      FUND OR                                                        COMPENSATION(%)      COMPENSATION(%)
     PORTFOLIO                   SUBADVISERS                           TO ADVISER(1)       TO SUBADVISERS

Money Market Portfolio          Capital Management Group                   0.25                  0.05

Intermediate Bond Fund          Stephens Capital Management                [   ]                 [   ](2)
                                (a division of Stephens)

High-Yield Bond Portfolio       Delaware Investment Advisers               0.55                  (3)

Equity Value Portfolio          Ark Asset Management Co., Inc.             0.57                  (4)

Equity Growth Portfolio         Chancellor LGT Asset Management, Inc.      0.62                  (5)

Special Equity Portfolio        (6)                                        0.80                  0.50

Select Equity Fund              Stephens Capital Management                [   ]                 [   ](2)
                                (a division of Stephens)

International Equity Portfolio  Capital Guardian Trust Company             0.75                  (7)


     (1) The Adviser is currently waiving a portion of its fees. See "Expense Summary" on page [ ] for a review of the fee waivers currently in effect.

     (2) In addition to the subadvisory fees noted in the table, pursuant to an agreement between Diversified and Stephens, Stephens will receive additional compensation from the Funds' distributor for providing distribution and marketing services with respect to the Shares. See "Distribution Plan and Agreement" and "Strategic Alliance Agreement" herein. Stephens will also receive compensation from the Funds for providing shareholder services to customers of Stephens who own Shares. See "Service Agents" herein.

     (3) 0.40% on the first $20,000,000 of average net assets of the High-Yield Bond Portfolio, 0.30% on the next $20,000,000 in assets and 0.20% on assets in excess of $40,000,000.

     (4) 0.45% on the first $100,000,000 of average net assets of the Equity Value Portfolio, 0.40% on the next $50,000,000 in assets and 0.35% on the next $50,000,000 in assets; when the Portfolio achieves $200,000,000 in assets, the rate shall be 0.40% on assets up to $200,000,000 and 0.35% on assets in excess of $200,000,000 so long as the Portfolio continues to have more than $200,000,000 in assets.

     (5) 0.50% on the first $50,000,000 of average net assets of the Equity Growth Portfolio, 0.30% on the next $75,000,000 in assets, 0.25% on the next $75,000,000 in assets and 0.20% on all assets in excess of $200,000,000.

     (6) The Special Equity Portfolio has four Subadvisers: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Liberty Investment Management, a division of Goldman Sachs Asset Management, and Westport Asset Management, Inc.


      (7) 0.75% on the first $25,000,000 of average net assets of the International Equity Portfolio, 0.60% on the next $25,000,000 in assets, 0.425% from $50,000,000 in assets to $250,000,000 in assets and 0.375% on all assets in excess of $250,000,000.


     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON nv, a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992 for the purpose of acting as investment adviser to the Portfolio and other series of the Trust. It is the Adviser's responsibility to select, subject to the review and approval of the Board of Trustees, appropriate subadvisers with a distinguished background and to review such subadviser's continued performance.

     It is the responsibility of a Subadviser to make the day-to-day investment decisions of the Fund or Portfolio and to place the purchase and sales orders for securities transactions of such Fund or Portfolio, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective Fund or Portfolio consistent with the guidelines and directions set by Diversified and the Boards of Trustees of the Trust and the Portfolio Series. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the investments and effecting securities transactions for a Fund or Portfolio.

     Diversified has entered into an Investment Subadvisory Agreement with respect to the Money Market Portfolio with Capital Management Group, a division of 1740 Advisers, Inc., a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). The address of Capital Management Group is 1740 Broadway, New York, New York 10019. Total assets under management by Capital Management Group at December 31, 1996 were approximately $890 million, all of which were assets of registered investment companies. The following representatives of MONY are primarily responsible for the day-to-day management of the Portfolio (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): David E. Wheeler, Investment Vice President and Portfolio Manager (since 1997, employed by Capital Management Group since 1994; previously employed at AIG Investment Advisers).

     Diversified has entered into Investment Subadvisory Agreements with respect to the Intermediate Bond Fund and the Select Equity Fund with Stephens Capital Management ("SCM"), a division of Stephens, which is an indirect, wholly-owned subsidiary of Stephens Group, Inc. Total assets under management for all equity and fixed income clients of SCM at [ ], 1997 were approximately $[ ] and $[ ], respectively, none of which were assets of registered investment companies. The principal business address of SCM is 111 Center Street, Little Rock, Arkansas 72201. The Funds are the first registered investment companies for which SCM performs investment advisory functions. Investment management decisions of SCM are made by committee and not by managers individually.

     Diversified has entered into an Investment Subadvisory Agreement with respect to the High-Yield Bond Portfolio with Delaware Investment Advisers ("Delaware"), a division of Delaware Management Company, Inc. Delaware was formed in February 1985 and is owned by Lincoln National Corp. Total assets under management for all high-yield bond clients at December 31, 1996 were approximately $1.9 billion, $1.3 billion of which were assets of registered investment companies. The principal business address of Delaware is 2005 Market Street, Philadelphia, Pennsylvania 19103. The following representative of Delaware is primarily responsible for the day-to-day management of the High-Yield Bond Portfolio (the inception date of such person's business experience for the past five years is indicated parenthetically): Paul Matlack, Vice President/Senior Portfolio Manager (since 1996, employed by Delaware since
1989).

     Diversified has entered into an Investment Subadvisory Agreement with respect to the Equity Value Portfolio with Ark Asset Management Co., Inc. ("Ark"). Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain of its employees. The principal address of Ark is 55 Water Street, New York, New York 10041. Total assets under management for equity value clients at December 31, 1996 were approximately $14.4 billion, $150 million of which were assets of registered investment companies. Investment management decisions of Ark are made by committee and not by managers individually.

      Diversified has entered into an Investment Subadvisory Agreement with respect to the Equity Growth Portfolio with Chancellor LGT Asset Management, Inc. ("Chancellor"). Chancellor was formed in 1996 as a result of the merger between LGT Asset Management, Inc., a wholly-owned subsidiary of Liechtenstein Global Trust AG ("LGT"), and Chancellor Capital Management, Inc., a wholly-owned subsidiary of LGT which was acquired by LGT in 1996. Chancellor is a wholly-owned subsidiary of LGT. LGT is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Total assets under management for all equity growth clients at December 31, 1996 were approximately $2.1 billion, none of which were assets of registered investment companies. The principal business address of Chancellor is 1166 Avenue of the Americas, New York, New York 10036. Investment management decisions of Chancellor are made by committee and not by managers individually.

     With respect to the Special Equity Portfolio, Diversified has entered into Investment Subadvisory Agreements with four Subadvisers as follows:

           o Ark Asset Management Co., Inc. ("Ark") was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain of its employees. The principal business address of Ark is 55 Water Street, New York, New York 10041. Total assets under management for all small capitalization clients at December 31, 1996 were approximately

      $1.9 billion, $75 million of which were assets of registered investment companies. The following representative of Ark is primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Ark (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): Ronald Wiener, Vice Chairman and Portfolio Manager (since 1994, employed by Ark since 1986; previously employed at Lehman Management Co., Inc. as Senior Vice President and Senior Portfolio Manager, Specialty Growth Equity Management, 1989-1995).

           o Liberty Investment Management ("Liberty"), a division of Goldman Sachs Asset Management ("GSAM"), was established in January 1997 when Goldman, Sachs and Co. acquired Liberty Investment Management, Inc. GSAM is a separate operating division of Goldman, Sachs & Co., a worldwide investment banking firm. Total assets under management for all equity clients of Liberty at January 27, 1997 were approximately $37.8 billion, $5.2 billion of which were assets of registered investment companies. The principal business address of Liberty is 2502 Rocky Point Drive, Suite 500, Tampa, Florida 33607. The following representatives of Liberty are primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Liberty (the inception date of each person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): Herbert E. Ehlers, Managing Director (since 1994, employed by Liberty or its predecessor Liberty Investment Management, Inc. since 1988) and Timothy G. Ebright, Portfolio Manager (since 1994, employed by Liberty or its predecessor Liberty Investment Management, Inc. since 1988).

           o Pilgrim Baxter & Associates, Ltd. ("Pilgrim") was formed in 1995 and is owned by United Asset Management, Inc., a publicly-owned corporation. Pilgrim succeeded to certain of the investment management businesses, and acquired the corporate name of, Pilgrim Baxter & Associates, Ltd. in April 1995. Total assets under management for all equity clients at December 31, 1996 were approximately $3.2 billion, $463.7 million of which were assets of registered investment companies. The principal business address of Pilgrim is 1255 Drummers Lanes, Wayne, Pennsylvania 19087. The following representative of Pilgrim is primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Pilgrim (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): John Force, Portfolio Manager (since 1994, employed by Pilgrim since 1992).

           o Westport Asset Management, Inc. ("Westport") was formed in July 1993 and is owned by certain of its employees. Total assets under management for all equity clients at December 31, 1996 were approximately $860 million, $278 million of which were assets of registered investment companies. The principal business address of Westport is 253 Riverside Avenue, Westport, Connecticut 06880. The following representative of Westport is primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Westport (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): Andrew Knuth, Portfolio Manager (since 1994, employed by Westport since 1983).

     Diversified has entered into an Investment Subadvisory Agreement with respect to the International Equity Portfolio with Capital Guardian Trust Company ("CGTC"). CGTC was formed in 1968 and is owned by The Capital Group Companies, Inc. The principal address of CGTC is 333 South Hope Street, Los Angeles, California 90071. Total assets under management for all international equity clients by CGTC at December 31, 1996 were approximately $21.8 billion, and total assets under management of registered investment companies for which CGTC acts as subadviser was $472 million as of that date. CGTC uses a system of multiple portfolio managers pursuant to which the Portfolio is divided into segments that are assigned to individual portfolio managers. With investment guidelines, each portfolio manager makes individual decisions as to company, country, industry, timing and percentage based on extensive field research and direct company contact.

     For the fiscal year ended December 31, 1996, the compensation paid to the Adviser after any applicable fee waivers as a percentage of each Portfolio's average daily net assets was as follows:

                                    Adviser's
Portfolio(1)                        compensation(1)(2)

Money Market Portfolio                0.25%
High-Yield Bond Portfolio             0.00%
Equity Value Portfolio                0.10%
Equity Growth Portfolio               0.69%
Special Equity Portfolio              0.79%
International Equity Portfolio        0.68%


(1) As of December 31, 1996, the Equity Value Portfolio had been in operation for less than a full fiscal year; the Adviser's compensation rate with respect to this Portfolio represents annualized fees in effect for its initial fiscal year ended December 31, 1996. The Adviser's annual compensation rate with respect to the Equity Growth Portfolio was reduced from 0.70% to 0.62% of the Portfolio's average daily net assets, effective November 15, 1996. As of the same date, the Intermediate Bond and Select Equity Funds had not commenced operations.


(2) The Adviser is currently waiving a portion of its fees. See "Expense Summary" on page [ ] for a review of the fee waivers currently in effect.

     DISTRIBUTION PLAN AND AGREEMENT

     The Trustees of the Trust have adopted a Distribution Plan for the Shares of each Fund in accordance with Rule 12b-1 under the Investment Company Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. As contemplated by the Distribution Plan, Diversified Investors Securities Corp. (the "Distributor") acts as the agent of the Funds in connection with the offering of Shares pursuant to a distribution agreement with the Trust with respect to the Shares. The Distributor's address is 4 Manhattanville Road, Purchase, New York 10577.

     Under the Distribution Plan, the Distributor receives a fee from each Fund at an annual rate equal to 0.25% of the average daily net assets attributable to the Stephens Premium Class of that Fund, which fee is in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of Shares of that Fund. These expenses include (i) payments of quarterly trail or maintenance commissions to registered representatives of the Distributor or Stephens in an amount equal to on an annual basis 0.25% of the average daily net assets maintained in the Fund by customers of Stephens, and (ii) advertising and marketing expenses of Stephens (including certain expenses in soliciting new or existing clients of Stephens) and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. The Distributor provides to the Trustees of the Trust a quarterly written report of amounts expended by it and the purposes for which such expenditures were made. The distribution fee with respect to the Stephens Premium Class is currently being waived.

     ADMINISTRATOR

     Pursuant to an Administrative and Transfer Agency Services Agreement with the Trust and under the Advisory Agreement with the Portfolio Series, Diversified, as Administrator, provides the Trust and the Portfolio Series with general office facilities and supervises the overall administration of the Trust and the Portfolio Series, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust or the Portfolio Series; the preparation and filing of all documents required for compliance by the Trust or the Portfolio Series with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Trust or the Portfolio Series; preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust and investors in the Portfolio Series; and the maintenance of books and records of the Trust and the Portfolio Series. Diversified provides persons satisfactory to the Board of Trustees of each of the Trust and the Portfolio Series to serve as officers of the Trust or the Portfolio Series, as the case may be. Such officers, as well as certain other employees and Trustees of the Trust or the Portfolio Series, may be directors, officers or employees of Diversified or its affiliates.

     Diversified, as Administrator, receives a fee from each Fund accrued daily and paid monthly at an annual rate equal to [___]% of the average daily net assets of the Fund. Diversified acts as Administrator to the Portfolios pursuant to the Advisory Agreement with the Portfolio Series and receives no additional compensation for providing such administrative services.

     SERVICE AGENT

     Pursuant to a Shareholder Services Agreement between Stephens and the Trust, Stephens as Service Agent provides shareholder services to all holders of Shares. As Service Agent, Stephens receives a fee from each Fund accrued daily and paid monthly at an annual rate equal to [___]% of the average daily net assets attributable to the Stephens Premium Class of the Fund.

     All holders of Shares must be represented by Stephens as Service Agent. The services provided by Stephens may include, among others, (i) establishing and maintaining shareholder accounts and records, (ii) processing purchase and redemption transactions, (iii) arranging for bank wires, (iv) answering client inquiries regarding the Trust, including, among other things, the net asset value of Shares, account balances, dividend amounts and dividend payment dates,
(v) assisting clients in changing account designations and addresses, (vi) providing periodic statements showing the client's account balance, (vii) transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, and (viii) obtaining such other information and performing such other services as customers of Stephens may reasonably request and agree upon with Stephens. In addition, Stephens shall prepare and file with the appropriate governmental agencies, such information, returns and reports as are required to be so filed for reporting (i) dividends and other distributions made, (ii) amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations and (iii) gross proceeds of sales transactions as required. Stephens may separately charge its customers additional fees only to cover the provision of additional or more comprehensive services not already provided as Service Agent, or of the type or scope not generally offered by a mutual fund, such as enhanced retirement or trust reporting. Stephens will transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

     CUSTODIAN

     The Trust and Portfolio Series have each entered into separate Custodian Agreements with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as custodian of the assets of each series of the Trust and the Portfolio Series. Securities may be held by subcustodians approved by the Board of Trustees.

     STRATEGIC ALLIANCE AGREEMENT

     Diversified and Stephens have entered into a Strategic Alliance Agreement pursuant to which Diversified has agreed (subject to and consistent with its fiduciary and other responsibilities, including those under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act")), among other things, to (i) recommend the establishment of the Stephens Premium Class and the Stephens Institutional Class of the Funds, (ii) recommend the establishment of the Stephens Intermediate Bond and Select Equity Funds, and
(iii) provide services necessary to establish such Classes and Funds. Under the terms of the Agreement, Diversified would retain from all revenues attributable to the Stephens Premium Class and the Stephens Institutional Class of the Funds ("Gross Revenues") a fee equal to the following percentages of the average daily net assets attributable to the Stephens Premium Class and the Stephens Institutional Class of the Funds: 0.14% of the first $250 million in assets; 0.125% of the next $500 million in assets; 0.09% of the next $750 million in assets; 0.04% of the next $250 million in assets; 0.02% of the next $250 million in assets; and, 0.01% of all assets over $2 billion. In addition, Diversified shall be entitled to pay (or be reimbursed) from Gross Revenues, fees and expenses attributable to ongoing registration and compliance regarding the Shares, including costs attributable to registration, custodial, accounting and legal services. All other Gross Revenues are to be retained by Stephens.

     Pursuant to the Strategic Alliance Agreement, Diversified has agreed (subject to and consistent with its fiduciary and other responsibilities, including those under the 1940 Act and the Advisers Act) not to recommend that additional classes of shares of the Trust be established, if such shares would be available for sales through a competitor of Stephens in certain markets in which Stephens participates. The Agreement is terminable after December 31, 1998, and renews automatically each year thereafter for a one-year period unless terminated by any party upon written notice to the other party.

                      PURCHASES AND REDEMPTIONS OF SHARES

     PURCHASES. The Funds offer other classes of shares. Stephens Premium Class shares are offered by this Prospectus. Shares are offered for sale at net asset value without an initial sales charge or sales load exclusively to customers of Stephens who have entered into an investment advisory relationship with Stephens. There is no minimum initial or subsequent investment amount.

     Shares may be purchased without a sales charge on any day on which the Adviser and applicable Subadviser or Subadvisers are open for business ("Fund Business Day") at the net asset value next determined after an order in proper form is transmitted to and accepted by the Distributor. Purchases will be effected on the same day the purchase order is received by the Distributor provided such order is received in good order prior to 4:00 p.m. New York time on any day on which the New York Stock Exchange is open for trading. Shares earn dividends from and including the day the purchase is effected, but not on the day of redemption. While there is no sales charge on purchases of Shares, the Distributor receives distribution fees from the Funds. See "Management of the Trust and Portfolio Series -- Distribution Plan and Agreement" herein.

     Checks received from an investor are invested in full and fractional Shares. If Shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of such investor. Checks must be drawn on or payable through a U.S. bank and be in U.S. dollars. If Shares are purchased by check and a redemption request relating to such Shares is received within 15 days of a purchase, the Trust will release such redemption proceeds when the check clears. It is possible, although unlikely, that this could take up to 15 days.

     Each Fund reserves the right to cease offering its Shares for sale at any time or to reject any order for the purchase of its Shares.

     For each shareholder, Stephens as Service Agent establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Other Information -- Distributions" herein. Initial and subsequent purchases may be made by writing a check (in U.S. dollars) payable to Stephens Inc. and mailing such payment to:

           Stephens Capital Management
           c/o Stephens Inc.
           111 Center Street
           Little Rock, AK 72201
           Attention:  Ms. Tammy Stewart

     In the case of an initial purchase, the check must be accompanied by a completed Account Application.

     An investor desiring to purchase Shares by a wire transfer of funds should request its bank to transmit immediately available funds. The information transmitted with the funds must include the investor's name and address and a statement indicating whether a new account is being established by such wire transfer or whether such wire transfer is being made by a shareholder with an account with the Trust. If the initial purchase by an investor is by a wire transfer of funds, an account number will be assigned to such investor and an Account Application must be subsequently completed and mailed to the Trust. To obtain more instructions for purchases by wire transfer or to obtain more information on how to purchase Shares, please call Ms. Tammy Stewart of Stephens Capital Management at (501) 374-4361.

     REDEMPTIONS. An investor may redeem all or any portion of the Shares in its account at any time at the net asset value next determined after a redemption request in proper form is received and accepted by the Distributor. Investment return and principal value of an investment in the Funds will fluctuate, so that the value of Shares redeemed may be more or less than the investor's cost.

     Redemption proceeds normally will be paid or mailed within seven days following receipt of a redemption request in good order; however, when the New York Stock Exchange is closed, when trading on the Exchange is restricted, or when the SEC determines that an emergency exists to warrant such an action, the Trust may suspend redemption rights or postpone the date of payment.

     Investors subject to federal income tax who redeem Shares may recognize capital gain or loss for federal income tax purposes. See "Other

Information--Tax Matters" below for a description of certain tax consequences of an investment in the Trust.

     Investors should be aware that redemptions may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Trust must have received the shareholder's taxpayer identification number and address. As discussed under "Other Information--Tax Matters" below, the Trust may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number.

     REDEMPTIONS BY MAIL

     Redemption requests may be mailed to Stephens as Service Agent specifying the dollar amount or number of Shares to be redeemed, account number and the name of the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, each owner must sign).

     An investor may redeem Shares in any amount by written request mailed to Stephens Capital Management at the following address:

           Stephens Capital Management
           c/o Stephens Inc.
           111 Center Street
           Little Rock, AK 72201
           Attention:  Ms. Tammy Stewart

     REDEMPTIONS BY WIRE OR TELEPHONE

     An investor may redeem Shares by wire or by telephone if it has checked the appropriate box on the Account Application. These redemptions may be paid from the Trust by check or wire transfer. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application.

     SIGNATURE GUARANTEES

     To protect investors and the Trust from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Trust to be sure that the entity requesting redemption is the entity that is authorized to request redemption from that account. Signature guarantees are required for:
(1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than an investor's address as shown on the Trust's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, (3) redemption requests for more than $50,000; and (4) requests to transfer the registration of Shares to another owner. These requirements may be waived in certain instances.

     The Trust will accept signature guarantees from all institutions which are eligible to provide them under federal or state law, provided the individual giving the signature guarantee is authorized to do so. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

     EXCHANGE PRIVILEGES. Subject to applicable legal constraints, investors may exchange their Shares in a Fund for Shares of the identical class of the other Funds offered by this Prospectus at net asset value without a sales charge.

     An exchange may result in a change in the number of shares held, but not in the value of such shares immediately after the exchange. Each exchange involves the redemption of the shares to be exchanged and the purchase of the shares of the other series of the Trust. To effect exchanges, investors should call Ms. Tammy Stewart of Stephens Capital Management at (501) 374-4361.

     Investors subject to federal income tax who exchange Shares in one Fund for Shares in another Fund may recognize capital gain or loss for federal income tax purposes. Participants in any Stephens Capital Management program who are subject to federal income tax and sell shares in such program in order to invest in Shares of the Funds may recognize capital gain or loss for federal income tax purposes.

     The Trust reserves the right to terminate or modify the exchange privilege in the future. An investor considering an exchange should carefully read the Prospectus with respect to the Fund(s) being purchased in the exchange and consider the differences in investment objectives and policies before making an exchange.

     All investors should be aware that redemption or exchange transactions authorized by telephone and reasonably believed to be genuine by the Trust or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Trust, the Distributor and Stephens will employ reasonable procedures, including requiring investors to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that the Trust, the Distributor or Stephens fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

                            PERFORMANCE INFORMATION

     From time to time, the Trust may provide yield and/or total return quotations for any of the Funds and may also quote fund rankings in the relevant fund category from various sources, such as Russell Data Services (a division of Frank Russell Company), Lipper Analytical Services, Inc., Weisenberger Investment Company Service, Morningstar, Inc. and CDA. The current yield for a Fund will be calculated by dividing net investment income per share during a recent 30-day period by the net asset value per share on the last day of the period and annualizing the resulting quotient. Total return quotations will reflect the annual percentage change over stated periods in the value of an investment in a Fund. Yield reflects only net income as of a stated time, while total return reflects all components of investment return over a stated period of time. A Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which a Fund will calculate its yield and total return, see the Statement of Additional Information.

     Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

     Historical performance information for periods prior to the establishment of the Stephens Premium Class shares for each of the Funds will be that of the respective Diversified Class shares and will be presented in accordance with applicable SEC staff interpretations.

     Total returns calculated for any of the following Funds for any period which includes a period prior to the "reorganization date" will reflect the performance of the corresponding Pooled Separate Account. The "reorganization date" is the date on which the corresponding Pooled Separate Account of The Mutual Life Insurance Company of New York ("MONY") set forth below contributed all of its assets to the corresponding Portfolio of Diversified Investors Portfolios in which the corresponding Fund invests its assets:

                                    MONY POOLED
FUND                                SEPARATE ACCOUNT

Money Market......................  Pooled Account No. 4
Equity Growth.....................  Pooled Account No. 1
Special Equity....................  Pooled Account No. 10b
International Equity..............  Pooled Account No. 12


     Such total returns calculated for each of the Funds listed above will reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account adopted investment objectives, policies and practices and was managed in a manner that is in all material respects the same as the corresponding Portfolio of the Fund. All total return percentages for such periods will reflect the historical rates of return of the corresponding Pooled Separate Account for such period adjusted to assume that all charges, expenses and fees of the applicable Fund which are presently in effect, after giving effect to the voluntary expense reimbursements and fee waivers which are currently in effect, were deducted during such period. See "Expense Summary" on page [ ] for a review of the voluntary expense reimbursements and for waivers currently in effect. The Advisor intends to continue to waive its advisory fees and contribute to the Funds from time to time so that the expense ratios of the Funds will not materially increase prior to December 31, 1998. The corresponding Pooled Separate Accounts were not registered under the Investment Company Act and, therefore, were not subject to certain investment restrictions imposed by that Act or the Code. If the corresponding Pooled Separate Accounts had been registered under that Act, investment performance might have been adversely affected.


     As of December 31, 1996, the average annual total returns for each of the following Funds, including the pooled accounts noted above, were as follows:

                                                                      FOR THE
                              FOR THE   FOR THE  FOR THE   FOR THE  PERIOD SINCE
                               YEAR     3 YEARS  5 YEARS   10 YEARS  INCEPTION
                               ENDED     ENDED    ENDED     ENDED     THROUGH
FUND                         12/31/96  12/31/96  12/31/96  12/31/96   12/31/96

Money Market...............    -----     -----     -----    -----       -----
High-Yield Bond............    N/A       N/A       N/A      N/A         -----
Equity Value...............    N/A       N/A       N/A      N/A         -----
Equity Growth..............    -----     -----     N/A      N/A         -----
Special Equity.............    -----     -----     -----   -----        -----
International Equity.......    -----     -----     N/A      N/A         -----



     Composite Performance of Subadvisers. The following table sets forth the average annual total returns of all institutional private accounts and collective investment vehicles managed by the Subadvisers to the Portfolios corresponding to the High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund and Aggressive Equity Fund with investment objectives, policies, and restrictions and strategies substantially similar to each such Fund and its corresponding Portfolio and which was managed in a manner that is in all material respects the same as each Portfolio is expected to be managed. The data is provided to illustrate the past performance of the Subadvisers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of such Funds.

Investors should not consider this performance data as an indication of future performance of the Funds or their corresponding Subadvisers.

     The institutional private accounts and collective investment vehicles that are included in the Subadvisers' composites are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds or the Portfolios by the Investment Company Act or Subchapter M of the Code. Consequently, the performance results of the Subadvisers' composites could have been adversely affected if the institutional private accounts and collective investment vehicles included in the composites had been regulated as investment companies under the federal securities laws. The investment results of the Subadvisers' composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Funds or an individual investing in any of the Funds. Investors should also be aware that the use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.


     The Subadvisers' composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of each Fund and its corresponding Portfolio which are presently in effect, after giving effect to the voluntary expense reimbursements and life waivers which are currently in effect, were deducted during such periods. See "Expense Summary" on page [ ] for a review of the voluntary expense reimbursements and fee waivers currently in effect. The Advisor intends to continue to waive its advisory fees and contribute to the Funds and Portfolios from time to time so that the expense ratios of the Funds will not materially increase prior to December 31, 1998.

                                                                  Since
                                    1 Year    5 Years   10 Years  Inception
                                    --------  --------  --------  ---------

Delaware Investment Advisers,
Subadviser to High-Yield Bond
Portfolio (1)
    Subadviser's composite (2)....     ___%      ___%      ___%      ___%
    Benchmark Index (3)...........     ___%      ___%      ___%      ___%
    Peer Group (4)................     ___%      ___%      ___%      ___%
Ark Asset Management Co., Inc.
Subadviser to Equity Value
Portfolio (5)
    Subadviser's composite (6)....     ___%      ___%      ___%      ___%
    Benchmark Index (7)...........     ___%      ___%      ___%      ___%
    Peer Group (8)................     ___%      ___%      ___%      ___%
Chancellor LGT Asset Management
Inc., Subadviser to Equity Growth
Portfolio (9)
    Subadviser's composite (10)...     ___%      ___%      ___%      ___%
    Benchmark Index (11)..........     ___%      ___%      ___%      ___%
    Peer Group (12)...............     ___%      ___%      ___%      ___%
-----------------

(1)  Performance through December 31, 1996.
(2) Commencement of investment operations is June 30, 1985 for the Subadviser's composite.
(3) The Benchmark Index is the Salomon Brothers High Market Yield Index. The Salomon Brothers High-Yield Market Index tracks the performance of below investment-grade corporate bonds issued in the United States. The index includes cash-pay and deferred-interest bonds that are public, have a fixed coupon and are non convertible. To enter the index, bonds must also have $50 million or more in face value outstanding, one year or more left to maturity, and one high-yield rating by Moody's or Standard & Poor's. The index excludes bonds of bankrupt issuers.
(4) The Peer Group is the Lipper High Current Yield Fund Index. The Lipper High Current Yield Fund Index tracks the net performance of mutual funds which, as determined by Lipper Analytical Services, Inc., are managed in accordance with an investment objective defined as follows: "Aim at high (relative) current yield from fixed income securities. No quality or maturity restrictions. Tend to invest in lower grade debt issues".
(5) Performance through December 31, 1996.
(6) Commencement of investment operations is April 1, 1985 for the Subadviser's composite.
(7) The Benchmark Index is the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those companies included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the one thousand largest U.S. companies based on total market capitalization, which represents approximately 88% of the investable U.S. equity market.
(8) The Peer Group is the Lipper Growth & Income Fund Index. The Lipper Growth
& Income Fund Index tracks the net performance of mutual funds which, as determined by Lipper Analytical Services, Inc., are managed in accordance with an investment objective defined as follows: "A fund which combines a growth of earnings orientation and an income requirement for level and/or rising dividends".
(9) Performance through December 31, 1996.

(10)Commencement of investment operations is January 1, 1984 for the Subadviser's composite.
(11) The Benchmark Index is the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those companies included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the one thousand largest U.S. companies based on total market capitalization, which represents approximately 88% of the investable U.S. equity market.
(12) The Peer Group is the Lipper Growth Fund Index. The Lipper Growth Fund Index tracks the net performance of mutual funds which, as determined by Lipper Analytical Services, Inc., are managed in accordance with an investment objective defined as follows: "A fund which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices".


                               OTHER INFORMATION

     NET ASSET VALUE

     The net asset value of Shares of the Funds is determined each Fund Business Day. This determination is made once each day as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., New York time, unless the Exchange closes earlier, by dividing the value of a Fund's net assets attributable to its Stephens Premium Class (i.e., the value of its investment in that Fund's Portfolio and other assets attributable to the class less the liabilities attributable to the class, including expenses payable or accrued) by the number of Shares of the Fund outstanding at the time the determination is made.

     Each Fund values its assets based on their current market value when market quotations are available. Where market quotations are not available, assets are valued at fair value as determined in good faith under the direction of the Boards of Trustees of the Trust and the Portfolio Series. Debt obligations with 60 days or less remaining to maturity may be valued by the amortized cost method which the Portfolio Series' Trustees have determined to constitute fair value for such securities.

     DISTRIBUTIONS

     The Funds intend to distribute all net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) to shareholders. Dividends from net investment income (which may include net short-term capital gains) and distributions from net capital gains, if any, are normally declared and paid once a year in December. "Net investment income" includes all dividends, interest and other income earned by a Fund, net of a Fund's expenses.

     Investors may elect to receive dividends and distributions declared by a Fund either in cash or additional Shares of that Fund at the net asset value determined on the business day immediately following the record date of the distribution. A Fund may make additional distributions if necessary to avoid a 4% federal excise tax on certain undistributed income and capital gains.

     TAX MATTERS

     The following discussion is for general information only and, specifically, does not purport to address the taxation of investors in all circumstances. A prospective investor should consult with its own adviser as to the tax consequences of an investment in the Trust, including the state and local tax treatment of distributions from a Fund.

     Each Fund intends to elect to be, and to qualify to be treated as, a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Funds (through their interest in the Portfolios) must meet certain income, distribution and diversification requirements. Provided a Fund meets all such requirements, no entity level federal income or excise taxes will be required to be paid by that Fund on that part of its investment company taxable income (consisting generally of net income and net short-term capital gain, if any) and net capital gain that is distributed to shareholders. A Fund's foreign source income may, however, be subject to foreign taxes withheld at the source. The Trust is organized as a Massachusetts business trust, and under current law the Funds will not be liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Funds qualify as regulated investment companies under the Code. The Portfolios will also not be required to pay any federal income or excise taxes.

     Investors will be subject to tax on distributions received from the Funds irrespective of the fact that such distributions are reinvested in additional Shares. Distributions to such investors, other than of net capital gains, will be taxable as ordinary income; distributions of net capital gains would be taxable to such investors as long-term capital gain without regard to the length of time they have held Shares in a Fund. A portion of the dividends received from a Fund investing in corporate stocks (but none of that Fund's capital gain distributions) may qualify for the dividends-received deduction for corporations. Certain distributions declared in October, November or December of a calendar year and paid to an investor which is subject to tax on the distribution in January of the succeeding calendar year are taxable to such investor as if paid on December 31 of the year in which they were declared. Fund distributions will reduce a Fund's net asset value per share. Shareholders who buy Shares shortly before a Fund makes a distribution may thus pay the full price for the Shares and then effectively receive a portion of the purchase price back as a distribution, subject to tax in the case of investors otherwise subject to income taxation.

     Shortly after the end of each calendar year, each investor will receive a statement setting forth the federal income tax status of all distributions for that year, including the portion taxable as ordinary income, the portion taxable as long-term capital gain, the portion, if any, representing return of capital (which is free of current taxes but results in a basis reduction) and the amount, if any, of federal income tax withheld. Each Fund intents to withhold U.S. federal income tax at the rate of 30% on distributions and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. Each fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable distributions and redemption proceeds paid to any investor (including investors who are neither citizens nor residents of the U.S.) who does not furnish to the Fund certain information and certifications or is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments which have been subject to 30% withholding.

     The foregoing is only a summary of some of the important federal tax considerations generally affecting the Trust and its shareholders. Please refer to the Statement of Additional Information for a more extensive discussion. In addition, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their own tax advisers concerning the tax consequences of an investment in the Trust.

     EXPENSES

     The respective expenses of the Trust and the Portfolio Series include the compensation of their respective Trustees who are not affiliated with the Adviser or any Subadviser; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust or the Portfolio Series; insurance premiums; and expenses of calculating the net asset value of, and the net income on, interests in the Portfolios and shares of the Funds.

     Expenses of the Trust also include all fees under its Administrative Services Agreement; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

     Expenses of the Portfolio Series also include expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio Series' custodian for all services to the Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; and the advisory fees payable to the Adviser under the Investment Advisory Agreements.

     In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among all the series in the Trust in relation to the net assets of each series.

     Total expenses of each Fund for the fiscal year ended December 31, 1996 (expressed as a percentage of average daily net assets) are set forth in the following table. No Stephens Premium Class shares were outstanding during that year.

Fund(1)                                   Total expenses(1)(2)

Money Market Fund                            0.80%
High-Yield Bond Fund                         1.10%
Equity Value Fund                            1.07%
Equity Growth Fund                           1.20%
Special Equity Fund                          1.49%
International Equity Fund                    1.41%


(1) As of December 31, 1996, the High-Yield Bond, Equity Value and International Equity Funds had been in operation for less than a full year; total expenses represent annualized total expenses for their respective initial fiscal periods ended December 31, 1996. The types of expenses for which these Funds will be responsible are listed above under "Expenses". As of the same date, the Intermediate Bond and Equity Funds had not commenced operations.


(2) The Adviser is currently waiving a portion of its fees and reimbursing certain expenses. See "Expense Summary" on page [ ] for a discussion of the fee waivers and expense reimbursements currently in effect.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate equally in the earnings, dividends and assets of the particular series. The Trust may also divide shares in each series into classes.

     Shares of each class of a Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class expenses; (c) each class has exclusive voting rights on any matter submitted to shareholders that related solely to its distribution arrangement, and (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     THE FUNDS OFFER OTHER CLASSES OF SHARES. STEPHENS PREMIUM CLASS SHARES ARE OFFERED BY THIS PROSPECTUS. STEPHENS INSTITUTIONAL CLASS SHARES OF THE FUNDS AND DIVERSIFIED CLASS SHARES OF CERTAIN OF THE FUNDS AND CERTAIN OTHER SERIES OF SHARES OF THE TRUST ALSO ARE OFFERED BY THE TRUST. DIVERSIFIED CLASS SHARES AND STEPHENS INSTITUTIONAL CLASS SHARES ARE SUBJECT TO DIFFERENT DISTRIBUTION AND SHAREHOLDER SERVICING EXPENSES THAN STEPHENS PREMIUM CLASS SHARES, WHICH WILL AFFECT THE PERFORMANCE OF THOSE SHARES. CALL THE DISTRIBUTOR AT (914) 697-8000 FOR MORE INFORMATION.

     Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding, annual meetings of shareholders although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shares of each Fund or class are entitled to vote separately to approve amendments to the Trust's distribution plan applicable to that Fund or class or changes in fundamental investment policies or restrictions for that Fund, but shares of all Funds will vote together in the election or selection of Trustees and independent accountants for the Trust. If requested to do so by 10% of the Trust's outstanding shares, a meeting of Trust shareholders will be called for the purpose of voting on the removal of a Trustee or Trustees. The Trust will assist in shareholder communications as required by Section 16(c) of the Investment Company Act.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trustees of the Trust believe that the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

     The Portfolio Series is organized as a trust under the laws of the State of New York. The Portfolio Series' Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. The risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. For more information regarding the Trustees of the Trust and the Portfolio Series, see "Management of the Trust and Portfolio Series" in the Statement of Additional Information. The interests in the Portfolio Series are divided into the separate Portfolios. Investors in each Portfolio will vote separately or together in the same manner as shareholders of the Funds will vote with respect to the Trust.

     Each investor in a Portfolio, including the Trust, may add to or reduce its investment in a Portfolio on each day the Adviser and applicable Subadviser or Subadvisers are open for business ("Portfolio Business Day"). As of the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on each such day, the value of each investor's beneficial interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of 4:00 p.m., New York time, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected as of 4:00 p.m., New York time, on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., New York time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., New York time, on the following Portfolio Business Day.

                                  * * *

     The Trust's Statement of Additional Information, dated [ ], 1997, contains more detailed information about the Trust and the Portfolio Series, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser, Subadvisers and Administrator, (iii) portfolio transactions and brokerage commissions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) additional performance information, including the method used to calculate yield and total rate of return and (vi) the determination of the net asset value of shares of the Funds.

   TABLE OF CONTENTS                                 PAGE

      Expense Summary                                ____
      Prospectus Summary                             ____
      Investment Objectives and Principal Policies   ____
      Certain Additional Investment Techniques,
        Restrictions and Policies                    ____
      Core-Feeder Structure                          ____
      Management of the Trust and Portfolio Series   ____
      Purchases and Redemptions of Shares            ____
      Performance Information                        ____
      Other Information                              ____


     No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, Statement of Additional Information or official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

               Four Manhattanville Road, Purchase, New York 10577
                                 (914) 697-8000

                      PLEASE DIRECT INVESTOR INQUIRIES TO:


                          Stephens Capital Management
                               111 Center Street
                          Little Rock, Arkansas 72201
                                 (501) 374-4361

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                      STEPHENS INSTITUTIONAL CLASS SHARES

     The Diversified Investors Funds Group (the "Trust") is an open-end management investment company that seeks to provide investors with a broad range of investment alternatives. Eight series of shares, or Funds, of the Trust are offered by this Prospectus:

   o  Diversified Investors Money Market Fund
   o  Stephens Intermediate Bond Fund
   o  Diversified Investors High-Yield Bond Fund
   o  Diversified Investors Equity Value Fund
   o  Diversified Investors Equity Growth Fund
   o  Diversified Investors Special Equity Fund
   o  Stephens Select Equity Fund
   o  Diversified Investors International Equity Fund

     Each Fund is a separate diversified mutual fund. Stephens Institutional Class shares ("Shares") of each Fund are offered for sale by this Prospectus exclusively to investment advisory customers of Stephens Inc. ("Stephens"). Please call [ ___________ ] to obtain more information about how to purchase and redeem Shares.

     Diversified Investment Advisors, Inc. ("Diversified") is the investment adviser to each Fund and selects, subject to shareholder approval, separate investment subadvisers that provide investment advice for the Funds.

     UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF EACH FUND (OTHER THAN THE INTERMEDIATE BOND FUND AND THE SELECT EQUITY FUND) BY INVESTING ALL OF THE INVESTABLE ASSETS ("ASSETS") OF EACH SUCH FUND IN A CORRESPONDING SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS (THE "PORTFOLIO SERIES"). THE PORTFOLIO SERIES (LIKE THE TRUST) IS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY WITH SEPARATE SERIES (THE "PORTFOLIOS") WHICH HAVE THE SAME INVESTMENT OBJECTIVES AS THEIR CORRESPONDING FUNDS. SEE "CORE-FEEDER STRUCTURE" ON PAGE [___]. THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF EACH OF THE INTERMEDIATE BOND FUND AND THE SELECT EQUITY FUND BY INVESTING ALL OF ITS ASSETS DIRECTLY IN SECURITIES. SEE "INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES" HEREIN.

     This Prospectus sets forth information about the Trust and the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds is contained in a Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is available without charge upon request by calling the Trust at (914) 697-8000. The Statement of Additional Information has the same date as this Prospectus and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The Money Market Fund's net asset value per share will fluctuate. Many money market funds declare a dividend of all investment income each day in order to maintain a stable net asset value of $1.00 per share. The Money Market Fund intends to declare dividends of all investment income and to distribute all net realized capital gains only once a year in December. Undeclared investment income may cause the Money Market Fund's net asset value per share to fluctuate. INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

     The High-Yield Bond Fund may invest significantly in lower rated bonds, commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investments in these types of securities have special risks and therefore may not be suitable for all investors. Investors should carefully assess the risks associated with an investment in this Fund.

                         PROSPECTUS DATED _______, 1997

                                EXPENSE SUMMARY

     The following tables provide (i) a summary of estimated expenses relating to purchases and sales of Shares of each Fund, and the estimated aggregate annual operating expenses for each Fund and its corresponding Portfolio, as a percentage of average net assets of the Fund and as adjusted to give effect to anticipated fee waivers, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Shares of each Fund.

                       SHAREHOLDER TRANSACTION EXPENSES

           Maximum Sales Load Imposed on Purchases....None
           Sales Load Imposed on Reinvested Dividends.None
           Deferred Sales Load........................None
           Redemption Fee.............................None
           Exchange Fee...............................None

                           ANNUAL OPERATING EXPENSES


                                                                                                  EQUITY
                                          MONEY       INTERMEDIATE    HIGH YIELD      EQUITY      GROWTH
                                       MARKET FUND     BOND FUND      BOND FUND     VALUE FUND     FUND

Investment Advisory Fees (After Waiver)    0.25%         0.10%         0.53%         0.56%        0.62%
Distribution (Rule 12b-1) Fees             0.00%         0.19%         0.00%         0.00%        0.00%
Other Expenses:
  Administrative and Shareholder
    Services Fees                          0.30%         0.35%         0.30%         0.30%        0.30%
  Miscellaneous Expenses(1)                0.20%         0.16%         0.27%         0.24%        0.08%
                                           ----          ----          ----          ----         ----
Total Operating Expenses (After
  Reimbursements and Waivers)(2)           0.75%         0.80%         1.10%         1.10%        1.00%
                                           ====          ====          ====          ====         ====

                                              SPECIAL           SELECT       INTERNATIONAL
                                             EQUITY FUND     EQUITY FUND      EQUITY FUND

Investment Advisory Fees (After Waiver)       0.80%            0.15%            0.75%
Distribution (Rule 12b-1) Fees                0.00%            0.19%            0.00%
Other Expenses:
  Administrative and Shareholder
    Services Fees                             0.30%            0.35%            0.30%
  Miscellaneous Expenses(1)                   0.10%            0.16%            0.20%
Total Operating Expenses (After
  Reimbursements and Waivers)(2)              1.20%            0.85%            1.25%
                                              ====             ====             ====

(1)"Miscellaneous Expenses" have been estimated for each of the Funds based on a projected level of average daily net assets of (i) $25 million for each Fund other than Intermediate Bond Fund and Select Equity Fund, and (ii) $75 million for Intermediate Bond Fund and Select Equity Fund.

(2)Because Stephens Institutional Class shares were not issued during the Funds' last fiscal year, expenses for the Shares are estimated for the current fiscal year and assume voluntary expense reimbursements and fee waivers. Without the voluntary expense reimbursements and fee waivers reflected in the table, estimated Total Operating Expenses would be equal on an annual basis to 1.37% for the Money Market Fund, 1.16% for the Intermediate Bond Fund, 1.72% for the High-Yield Bond Fund, 1.71% for the Equity Value Fund, 1.74% for the Equity Growth Fund, 1.93% for the Special Equity Fund, 1.21% for the Select Equity Fund, and 1.90% for the International Equity Fund.

                                    EXAMPLE

     A shareholder in a Fund would pay the following estimated expenses on a $1,000 investment in Shares assuming (i) a 5% annual return on assets and (ii) redemption at the end of each time period.

       FUND                   1 YEAR 3 YEARS
       ----                   ------ -------

 Money Market Fund               $8     $24
 Intermediate Bond Fund           8      26
 High-Yield Bond Fund            11      35
 Equity Value Fund               11      35
 Equity Growth Fund              10      32
 Special Equity Fund             12      38
 Select Equity Fund               9      27
 International Equity Fund       13      40

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS, AND ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The purpose of the table is to assist investors in understanding the various costs and expenses that shareholders will bear directly and indirectly. The expense table and example reflect a voluntary undertaking by Diversified to waive a portion of its investment advisory fees with respect to the Funds, other than the Intermediate Bond Fund and the Select Equity Fund. Without such waivers, the annual investment advisory fee would be 0.25% for the Money Market Fund, 0.55% for the High-Yield Bond Fund, 0.57% for the Equity Value Fund, 0.62% for the Equity Growth Fund, 0.80% for the Special Equity Fund and 0.75% for the International Equity Fund.

     The Trust has adopted a distribution plan (the "Distribution Plan") for the Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Distribution Plan, the Trust will pay the Fund's distributor in anticipation of, or as reimbursement for, expenses incurred by the distributor in connection with the sale of Shares, a fee equal to on an annual basis 0.25% of the average daily net assets attributable to the Stephens Institutional Class of each Fund. Long term shareholders may pay more than the economic equivalent of the maximum charges permitted by the National Association of

Securities Dealers, Inc. All or a portion of the distribution fee may be waived with respect to the Stephens Institutional Class. For more information on the Distribution Plan, see "Distribution Plan and Agreement" herein.


     For more information on the expenses of the Trust and the Portfolio Series, see "Management of the Trust and Portfolio Series" herein.

     With respect to each Fund that invests all of its Assets in a corresponding Portfolio, the Trustees of the Trust believe that the aggregate per share expenses of each such Fund and its corresponding Portfolio will be less than or approximately equal to the expenses which such Fund would incur if the Trust retained the services of an investment adviser and the assets of such Fund were invested directly in the types of securities being held by its corresponding Portfolio.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                               PROSPECTUS SUMMARY

     Stephens Institutional Class shares ("Shares") of each Fund are offered for sale by this Prospectus at net asset value without an initial sales charge or sales load exclusively to investment advisory customers of Stephens. Please call [_________] to obtain more information about how to purchase and redeem Shares. The minimum initial investment amount is [$__________]; the minimum subsequent investment amount is [$__________]. Each Fund is subject to an annual distribution fee of 0.25% of the average daily net assets of the Fund attributable to the Shares, which is currently being waived. See "Purchases and Redemptions of Shares" herein.

     The Funds, their investment objectives and their Subadvisers are set forth below. Diversified Investment Advisors, Inc. ("Diversified") is the investment adviser of each Fund. Because the Money Market Fund, High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund, Special Equity Fund and International Equity Fund seek to achieve their respective investment objectives by investing all of their Assets in a corresponding Portfolio, all references in this Prospectus to each such Fund will include its corresponding Portfolio, except as otherwise noted.

     MONEY MARKET FUND. The investment objective of the Money Market Fund is to provide liquidity and as high a level of income as is consistent with the preservation of capital. Through the Money Market Portfolio, the Fund invests in domestic and foreign U.S. dollar-denominated money market obligations with maturities of 397 days or less. The Subadviser to this Fund is Capital Management Group (a division of 1740 Advisers, Inc.). An investor's interest in the Money Market Fund is neither insured nor guaranteed by the U.S. Government.


     INTERMEDIATE BOND FUND. The investment objective of the Intermediate Bond Fund is to generate a high level of current income consistent with a goal to preserve the value of its investors' investment. The Fund seeks its objective by investing in a broad range of fixed income securities, including debt securities of the U.S. Government and its agencies and instrumentalities, debt securities of governments of other countries, including developing countries, and preferred stock and debt securities issued by U.S. and non-U.S. companies. The Subadviser to this Fund is Stephens Capital Management (a division of Stephens).


     HIGH-YIELD BOND FUND. The investment objective of the High-Yield Bond Fund is to provide a high level of current income. Through the High-Yield Bond

Portfolio, the Fund invests in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. The Subadviser to this Fund is Delaware Investment Advisers (a division of Delaware Management Company, Inc.).

     EQUITY VALUE FUND. The investment objective of the Equity Value Fund is to provide a high total investment return through investment primarily in a diversified portfolio of common stocks. Through the Equity Value Portfolio, the Fund emphasizes stocks which, in the opinion of the Fund's Advisers, are trading at low valuations relative to market and/or historical levels. The Subadviser to this Fund is Ark Asset Management Co., Inc.

     EQUITY GROWTH FUND. The investment objective of the Equity Growth Fund is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective. Through the Equity Growth Portfolio, the Fund invests primarily in stocks of companies with market capitalizations of $10 to $15 billion. The Subadviser to this Fund is Chancellor LGT Asset Management, Inc.

     SPECIAL EQUITY FUND. The investment objective of the Special Equity Fund is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. Through the Special Equity Portfolio, the Fund emphasizes stocks which, in the opinion of the Fund's Advisers, will present an opportunity for significant increases in earnings and/or value, without consideration for current income. Multiple managers are used to control the volatility often associated with investments in small to medium size companies and to maximize opportunities in positive markets. The Subadvisers to this Fund are Ark Asset Management Co., Inc., Liberty Investment Management (a division of Goldman Sachs Asset Management), Pilgrim Baxter & Associates, Ltd. and Westport Asset Management, Inc.

     SELECT EQUITY FUND. The investment objective of the Select Equity Fund is high total return. Total return consists of realized and unrealized capital gains and losses plus income. The Fund seeks its objective by investing primarily in equity securities of domestic corporations. The Subadviser to this Fund is Stephens Capital Management (a division of Stephens).

     INTERNATIONAL EQUITY FUND. The investment objective of the International Equity Fund is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers. Through the International Equity Portfolio, the Fund invests in securities of companies in a minimum of three countries outside the United States. The Subadviser to this Fund is Capital Guardian Trust Company.

     There can, of course, be no assurance that any Fund will achieve its investment objective. Because each of the Money Market Fund, High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund, Special Equity Fund, Aggressive Equity Fund and International Equity Fund invests through a corresponding Portfolio, all references in this Prospectus to each such Fund include its corresponding Portfolio, except as otherwise noted.

                  INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

     Each of the Intermediate Bond and Select Equity Funds seeks to achieve its investment objective by investing all of its Assets directly in securities as described below. Each of the Money Market, High-Yield Bond, Equity Value, Equity Growth, Special Equity and International Equity Funds seeks to achieve its investment objective by investing all of its Assets in a corresponding Portfolio with the same investment objective. Each Fund has a different investment objective which it pursues through the investment policies described below. Since each Fund has a different investment objective, each can be expected to have different investment results and be subject to different market and financial risks.

     Diversified, as Adviser, has contracted with one or more Subadvisers for certain investment advisory services. Diversified and the Subadviser or Subadvisers for a particular Portfolio, the Intermediate Bond Fund or the Select Equity Fund are referred to herein collectively as the "Advisers."

     The investment objective of any Fund or Portfolio may be changed without the vote of the holders of the outstanding voting securities of that Fund or Portfolio. Shareholders of a Fund will receive 30 days' prior written notice of any change in the investment objective of that Fund or its corresponding Portfolio (if any). There can be no assurance that the investment objective of any Fund or Portfolio will be met.

     MONEY MARKET FUND. The investment objective of the Money Market Fund and the Money Market Portfolio is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Fund seeks to achieve its investment objective by investing all of its Assets in the Money Market Portfolio.

     The Money Market Fund invests in high quality short-term money market instruments. Securities in which the Money Market Fund invests may not earn as high a level of current income as long-term or lower quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value.

     To achieve its investment objective, the Money Market Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money Market Fund may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Fund reserves the right to concentrate 25% or more of its total assets in obligations of domestic banks.

     In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees of the Portfolio Series (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities").

     Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities. The Money Market Portfolio will invest at least 95% of its total assets in First Tier Securities.

     The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Rating Services, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited, IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Fund's investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

     In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guaranties or other credit support) issued by, a single issuer, except that (i) the Fund may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in Second Tier Securities will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security.

     The Money Market Fund seeks to achieve its investment objective through investments in the following types of U.S. dollar-denominated money market instruments.

          BANK OBLIGATIONS. The Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit, which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Fund will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Fund may also invest in certificates of deposit and time deposits issued by foreign banks outside the United States.

          The Fund may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

           To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's Shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

           U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

           COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of U.S. dollar-denominated direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic corporations.

           The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the Securities Act of 1933. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

           UNSECURED PROMISSORY NOTES. The Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees, or by the Advisers on behalf of the Board, to present minimal credit risks and will meet the quality criteria set forth above. The Fund will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described in the Statement of Additional Information and as to which there is no secondary market).

           RESTRICTED SECURITIES. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Fund may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933 for such securities held by the Fund, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees. To the extent that for a period of time qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund during such period.

           REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian or a sub-custodian will have custody of securities acquired by the Fund under a repurchase agreement.

           Repurchase agreements usually are entered into for the Fund with sellers which are member banks of the Federal Reserve System or member firms of the New York Stock Exchange (or a subsidiary thereof). Such transactions afford an opportunity for the Fund to earn a return on available cash with minimal market risk. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. Repurchase agreements are considered collateralized loans under the Investment Company Act.

           The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, and by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund.

           NON-U.S. SECURITIES. The Fund may invest in U.S. dollar-denominated non-U.S. securities issued outside the United States, such as obligations of non-U.S. branches and subsidiaries of domestic banks and non-U.S. banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other non-U.S. issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. Non-U.S. securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. For a complete description of non-U.S. securities the Fund may purchase, see "Investment Policies" in the Statement of Additional Information.

           CERTAIN OTHER OBLIGATIONS. In order to allow for investments in new instruments that may be created in the future, upon the Trust supplementing this Prospectus, the Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

     The Statement of Additional Information includes a discussion of additional investment techniques such as zero coupon obligations, variable rate and floating rate securities, participation interests, guaranteed investment contracts and when-issued and forward commitment securities. The Statement of Additional Information also includes a discussion of nonfundamental investment policies, as well as a listing of specific investment restrictions which constitute fundamental policies of the Fund or the Portfolio and cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund or the Portfolio, respectively. See "Investment Restrictions" in the Statement of Additional Information.


     INTERMEDIATE BOND FUND. The investment objective of the Intermediate Bond Fund is to generate a high level of current income consistent with a goal to preserve the value of its investors' investment. The Fund seeks its investment objective by investing in a broad range of fixed income securities, including debt securities of the U.S. Government and its agencies and instrumentalities, debt securities of governments of other countries, including developing countries, and preferred stock and debt securities issued by U.S. and non-U.S. companies. As a non-fundamental policy, under normal circumstances, at least 65% of the Fund's total assets are invested in fixed income securities, but the Fund expects that substantially all of its assets generally will be invested in fixed income securities. Under normal circumstances, the Fund's dollar weighted average portfolio maturity will range from three to ten years.


     The Fund is designed for investors seeking a higher level of current income than is generally available from shorter-term securities, and who are willing to accept the greater price fluctuations associated with higher levels of income.

     The Advisers actively manage the Fund's duration, the allocation of securities across market sectors, and the selection of securities within sectors, based on fundamental economic and capital markets research and their outlook for interest rates. Duration is a measure of the length of life of debt securities which takes into account payments of principal and interest on these securities, based on their present values. Duration can be used as a measure of the sensitivity of the Fund's market value to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.

     The Advisers attempt to forecast primary trends in interest rates. These forecasts are derived from a proprietary analysis of Federal Reserve monetary policy, which is used to attempt to predict trends in inflation eighteen to twenty-four months into the future.

     The value of fixed income securities, including those backed by the U.S. Government, generally goes down when interest rates go up, and vice versa. Changes in interest rates will generally cause bigger changes in the prices of longer-term securities than in the prices of shorter-term securities.

     Investors in the Fund should be aware that prices of fixed income securities also fluctuate based on changes in the actual or perceived creditworthiness of issuers. The prices of lower rated securities often fluctuate more than those of higher rated securities. Also, it is possible that some issuers will be unable to make required payments on fixed income securities held by the Fund.

     The Fund may invest a portion of its assets in non-U.S. securities. The special risks of investing in non-U.S. securities include possible adverse political, social and economic developments abroad, the difficulties of enforcing legal rights under some non-U.S. legal systems and against some foreign governments, and different characteristics of non-U.S. economies and markets. Non-U.S. securities often will trade in non-U.S. currencies, which can be volatile and may be subject to governmental controls or intervention. In addition, securities of non-U.S. issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

     The Fund may also seek to achieve its investment objective through investments in the following types of instruments.

           U.S. GOVERNMENT AND AGENCY SECURITIES. The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. See "U.S. Government and Agency Securities" under Money Market Fund.

           CORPORATE BONDS. The Fund may purchase debt securities of United States corporations only if they carry a rating of at least Baa from Moody's Investors Service, Inc. or BBB from Standard & Poor's Rating Services, or are judged by the Advisers to be of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's may have speculative characteristics. Changes in economic condition or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. See the Statement of Additional Information for an explanation of these ratings.

           YANKEE BONDS AND EURODOLLAR BONDS. The Fund may purchase Yankee and eurodollar issues that meet its minimum credit quality standards. Yankee issues are dollar denominated bonds issued in the United States market by foreign issuers and are, therefore, subject to U.S. Securities and Exchange Commission ("SEC") regulations. Issuers of Yankee bonds include, among others, foreign corporations, foreign governments and agencies, and multilateral lending institutions. Eurodollar bonds are fixed income securities that are denominated in dollars, are underwritten by an international syndicate, and are sold upon issuance to non-U.S. investors. U.S.-based investors may purchase eurodollar bonds in the secondary market after a seasoning period. Eurodollar bonds are not subject to SEC regulations.

          NON-U.S. SECURITIES. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund. Prices at which the Fund may acquire securities may be affected by trading by persons with material non-public information and by  securities  transactions  by brokers in  anticipation  of transactions
      by  the  Fund.   The  Fund's   investments  in  unlisted  non-U.S.
      securities are subject to the Fund's overall restrictions applicable to investments in illiquid securities. The Advisers do not intend to concentrate more than 25% of such non-U.S. investments in any one type of instrument or in any one foreign country.

           Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

           Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risks of incurring losses if rates do not move in the direction anticipated.

           The Fund may invest in issuers located in developing countries, which are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing of non-U.S. securities are heightened by investing in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return, and greater risks, to investors. These heightened risks include (i) greater risk of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

           Equity securities traded in certain foreign countries may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Rapid increases in money supply in certain countries may result in speculative investment in equity securities which may contribute to volatility of trading markets.

           The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratio of the Fund may be higher than those of investment companies investing exclusively in U.S. securities.

           SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities or liquidity, in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. The Fund limits its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by Standard & Poor's) or, in the case of instruments which are not rated, are of comparable quality pursuant to procedures established by the Board of Trustees. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

           REPURCHASE AGREEMENTS AND REVERSE REPURCHASE Agreements. agreements. See "Repurchase The Fund may enter into repurchase agreements and reverse repurchase Agreements and Reverse Repurchase Agreements" under Money Market Fund.

           ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of restricted securities and, through reports from the Advisers, the Board of Trustees will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

           OPTIONS AND FUTURES CONTRACTS. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Fund may invest in options (including over-the-counter options) and futures contracts based on any type of security or index related to its investments.

           Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Fund's return. The costs of hedging are not reflected in the Fund's yield but are reflected in the Fund's total return. The Fund could also experience losses if the Fund's options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

          The Fund currently does not intend to engage in the writing of options, except under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Fund has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Fund.

           DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Fund, the Advisers may purchase securities for the Fund on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund would take delivery of such securities. In general, the Fund would not pay for the securities until they are received, and would not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such basis, the Fund would establish a segregated account consisting of cash, cash equivalents or high grade liquid debt securities equal to the amount of its commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of the Fund's net asset value.

           OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Fund may also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. The Fund does not intend to utilize any of these investments or techniques to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

      HIGH-YIELD BOND FUND. The investment objective of the High-Yield Bond Fund is to seek a high level of current income. The High-Yield Bond Fund seeks to achieve its investment objective by investing all of its Assets in the High-Yield Bond Portfolio.

      The High-Yield Bond Fund pursues its investment objective by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. The Fund may invest all or a substantial portion of its assets in lower-rated debt securities, commonly referred to as "junk bonds". Such investments may include foreign securities and obligations issued or guaranteed by the U.S. government, any of its states or territories, any foreign government or any of their respective subdivisions, agencies or instrumentalities.

      The High-Yield Bond Fund normally will invest at least 65% of its assets in high-yielding, income producing debt securities and preferred stocks, including convertible and zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. The Fund may invest up to 35% of its assets in equity securities, including common stocks, warrants and rights.

      Lower-rated debt securities usually are defined as securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Services ("Standard & Poor's"). Lower-rated debt securities are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated securities and are more sensitive to changes in the issuer's capacity to pay. Investing in lower-rated debt securities is an aggressive approach to income investing. The 1980s saw a dramatic increase in the use of lower-rated debt securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of lower-rated debt securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

      Lower-rated debt securities may be thinly traded, which can adversely affect the prices at which they can be sold and can result in high transaction costs. If market quotations are not available, these lower-rated debt securities will be valued in accordance with standards set by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated debt securities than securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of the lower-rated bonds. The market prices of lower-rated debt securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. The Fund may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the interest of Fund investors.

      The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

      The High-Yield Bond Fund may also seek to achieve its investment objective through investments in the following types of instruments.

           SHORT-TERM INSTRUMENTS. The Fund may invest in cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities to provide a reserve for future purchases of securities or liquidity, in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short-Term Instruments" under Intermediate Bond Fund.

           REPURCHASE AGREEMENTS AND REVERSE REPURCHASE Agreements. The Fund may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Fund. The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage.

           ILLIQUID  AND  RESTRICTED   SECURITIES.   The  Fund  may  invest  up
      to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale or for which there is no readily
      available   market.  See "Illiquid and Restricted  Securities" under
      Intermediate Bond Fund.

           OPTIONS AND FUTURES CONTRACTS. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" under Intermediate Bond Fund.

           DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Fund, the Advisers may purchase securities for the Fund on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. See "Delayed Delivery Transactions" under Intermediate Bond Fund.

           OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Fund may, in each case up to 5% of the Fund's assets, also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. See the Statement of Additional Information for further information.

      EQUITY VALUE FUND. The investment objective of the Equity Value Fund and the Equity Value Portfolio is to provide a high total investment return through investment primarily in a diversified portfolio of common stocks. The Equity Value Fund seeks to achieve its investment objective by investing all of its Assets in the Equity Value Portfolio.

      The Equity Value Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are trading at low valuations relative to market and/or historical levels. These stocks tend to have relatively low price/earnings ratios and/or relatively low price/book value ratios. Low price/earnings ratios or price/book value ratios means that the stock is less expensive than average relative to the company's earnings or book value, respectively. The Fund invests primarily in common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Fund may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

      The Equity Value Fund may invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Fund may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

      EQUITY GROWTH FUND. The investment objective of the Equity Growth Fund and the Equity Growth Portfolio is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Growth Fund seeks to achieve its investment objective by investing all of its Assets in the Equity Growth Portfolio.

      The Equity Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts ("ADRs"). Under normal circumstances, at least 65% of the Assets of the Fund are invested in equity securities. This is a fundamental investment policy and may not be changed without investor approval. The Equity Growth Fund invests primarily in stocks of companies that have a market value of all their issued and outstanding common stock of $10 to $15 billion and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Fund also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

      The Equity Growth Fund's policy is to invest in a broad list of equity and fixed-income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed-income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Fund may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

      SPECIAL EQUITY FUND. The investment objective of the Special Equity Fund and the Special Equity Portfolio is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. The Special Equity Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income. The Special Equity Fund seeks to achieve its investment objective by investing all of its Assets in the Special Equity Portfolio.

      The Special Equity Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of small to medium size companies which, in the opinion of the Advisers, will present an opportunity for significant increases in earnings and/or value, without consideration for current income. The Fund's primary equity investments will be common stocks of small and medium sized U.S. companies with market capitalizations of less than $2 billion. Multiple managers are used to control the volatility often associated with investments in small to medium size companies and to maximize opportunities in positive markets. The Fund may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Special Equity Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

      While the Special Equity Fund's policy is to invest its assets primarily in common stocks with potential for above average growth in earnings, appreciation may be sought in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. The Special Equity Fund may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. In selecting stocks, emphasis is placed on investing in companies with small to medium market capitalizations, i.e., the market value of all issued and outstanding common stock of the company will be less than $2 billion. Investing in equity securities of small to medium companies involves risks not typically associated with investment in comparable securities of large companies. Such smaller and medium companies may have narrow product lines and limited financial and managerial resources. Since the market for the equity securities of small and medium companies is often characterized by less information and liquidity than that for the equity securities of large companies, securities of such small and medium companies may be subject to more abrupt or erratic market movements than securities of large companies or market averages in general. Therefore, an investment in the Special Equity Fund may be subject to greater declines in value than an investment in an equity fund investing in the equity securities of large companies.

      SELECT EQUITY FUND. The investment objective of the Select Equity Fund is high total return. Total return consists of realized and unrealized capital gains and losses plus income. The Fund seeks its objective by investing primarily in selected equity securities of domestic corporations.

      The Advisers select stocks for the Fund based on a variety of criteria including the company's managerial strength, prospects for growth and competitive position. During ordinary market conditions, the Advisers intend to keep at least 65% of the Fund's net assets invested in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The Fund invests in securities listed on a securities exchange or traded in over-the-counter markets, and may invest in certain restricted or unlisted securities.

      The Fund may invest in small capitalization issuers. Small cap issuers are those with market capitalizations below the top 1,000 stocks that comprise the large and midrange capitalization sector of the equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. Small cap companies are generally represented in new or rapidly changing industries. They may offer more profit opportunity in growing industries and during certain economic conditions than do large and medium sized companies. However, small cap companies also involve special risks. Often, liquidity and overall business stability of a small cap company may be less than that associated with larger capitalized companies. Small cap stocks frequently involve smaller, rapidly growing companies with high growth rates, negligible dividend yields and extremely high levels of volatility.

      INTERNATIONAL EQUITY FUND. The investment objective of the International Equity Fund is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers. The International Equity Fund seeks to achieve its investment objective by investing all of its Assets in the International Equity Portfolio.

      The International Equity Fund seeks to achieve its investment objective by investing primarily in foreign securities. Foreign securities are defined as securities of issuers, wherever organized, which trade solely on a foreign exchange or over-the-counter market, or, of issuers which in the judgment of the Advisers, have their principal activities outside of the United States. In determining whether an issuer's principal activities and interests are outside the United States, the Advisers will look at such factors as the location of the issuer's assets, operations, facilities, personnel, sales and earnings. Under normal circumstances, at least 65% of the assets of the Fund are invested in foreign equity securities. The Advisers will purchase securities of companies in a minimum of 3 countries outside the United States.

      The Advisers use an approach to investing looking to identify fundamental values in stocks they select. Further, when allocating the Fund's investments among geographic regions and individual countries, the Advisers consider various criteria, such as prospects for relative economic growth among countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. The Fund invests most of its assets in securities of issuers located in developed countries in these geographic areas: Canada, the Far East, Australia and Europe.

      The International Equity Fund may invest up to 10% of its assets in securities of issuers in the world's emerging markets. Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the World Bank, and those listed in World Bank publications as developing. While the Advisers believe that these investments present the possibility for significant growth over the long-term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than those in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies.

      The International Equity Fund may invest in all types of securities, most of which are denominated in foreign currencies. While the Advisers expect that opportunities for long term capital appreciation will come primarily from common stocks, securities convertible into common stock, non-convertible preferred stocks and depository receipts for these securities, the Fund may also invest in any type or quality of debt securities if the Advisers believe that doing so may result in long term growth. In addition, the Fund may invest in high-yielding, lower rated debt securities. See the discussion of lower rated debt securities above under High-Yield Bond Fund above. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes on both a long and short term basis. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

      Investments in foreign equity and debt securities involve increased or additional risks from those encountered when investing in securities of domestic issuers. The Advisers evaluate the risks and opportunities when investing in particular foreign securities. Such risks include (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) the difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in effecting the repatriation of capital invested abroad; (8) difficulties in transaction settlements and the effect of this delay on shareholder equity; (9) foreign withholding taxes; (10) political, economic, and similar risks, including expropriation and nationalization; (11) different accounting, auditing, and financial standards; (12) price volatility; and (13) the diverse structure and liquidity of various countries and regions.

                   CERTAIN ADDITIONAL INVESTMENT TECHNIQUES,
                           RESTRICTIONS AND POLICIES

     INVESTMENT TECHNIQUES. Following is a description of certain investment techniques employed by the Funds.

     OPTIONS AND FUTURES CONTRACTS. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Fund's securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged.

     For example, each Fund may sell futures contracts, or purchase put options on futures contracts, securities indexes or securities for the purpose of protecting against an anticipated decline in the value of securities held by that Fund. In the event that such decline occurs, and the hedging transaction is successful, the reduced value of portfolio securities will be offset, in whole or in part, by a corresponding gain on the futures or option position. Conversely, when the Fund is not fully invested in the securities market, and it expects a significant market advance, it may purchase futures contracts or call options on futures contracts, securities indexes or securities in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that Fund intends to purchase.

     The Statement of Additional Information includes further information about the transactions in futures and option contracts that may be entered into by each Fund.

     Gain or loss to each Fund on transactions in security index futures or options will depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements of individual securities. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Some securities index futures or options are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures or options on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Options on indexes and options on securities are traded on securities exchanges regulated by the SEC. Futures contracts and options on futures contracts are traded only on designated contract markets regulated by the Commodity Futures Trading Commission and through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. Transactions on such exchanges are cleared through a clearing corporation, which guarantees performance between the clearing members which are parties to each contract.

     Each Fund currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information.

Nevertheless, each Fund has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Fund.

     SHORT-TERM INSTRUMENTS. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities (including, without limitation, a short-term investment fund investing in any of such securities). See "Short-Term Instruments" under High-Yield Bond Fund.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may enter into repurchase agreements and reverse repurchase agreements and may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Fund.

     ILLIQUID AND RESTRICTED SECURITIES. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Illiquid and Restricted Securities" under High-Yield Bond Fund.

     DELAYED DELIVERY TRANSACTIONS. In order to help insure the availability of suitable securities for each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund, the Advisers may purchase securities for each such Fund on a "when-issued" or on a "forward delivery" basis. See "Delayed Delivery Transactions" above under High-Yield Bond Fund.

     FOREIGN SECURITIES. Each of the Equity Value Fund, Equity Growth Fund, Special Equity Fund and Select Equity Fund has a current policy not to invest more than 25% of its assets in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American Bank or trust company evidencing ownership of the underlying foreign securities. The Advisers do not intend to concentrate more than 25% of such foreign investments in any one type of instrument or in any foreign country. Each Fund's investments in unlisted foreign securities, not including ADRs, are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities, including ADRs, may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Each Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold foreign securities. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for each Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     LENDING OF PORTFOLIO SECURITIES. Each of the Funds may lend its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral;
(iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Fund would terminate the loan and regain the right to vote the securities.

     PORTFOLIO TURNOVER. Changes to the securities of each Fund are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor to trading when such trading is deemed appropriate. Each Fund engages in trading if it believes a transaction net of costs (including custodian charges) will help it achieve its investment objective. The amount of brokerage commissions and realized capital gains will tend to increase as the level of portfolio activity increases. Portfolio turnover rates are not expected to exceed 150% with respect to each of the Intermediate Bond Fund and the Select Equity Fund during its initial fiscal year. Portfolio turnover rates for each other Fund for each of the last two fiscal years were as follows:


                                 Turnover rates
Portfolio
                               1995         1996
High-Yield Bond(1)               21%(1)      107%
Equity Value(2)                  --           65%
Equity Growth                    62%         133%
Special Equity                  155%         140%
International Equity(3)           7%(3)       29%
-----------------
(1) The High-Yield Bond Fund commenced operations on August 22, 1995.

(2) The Equity Value Fund commenced operations on April 19, 1996.

(3) The International Equity Fund Commenced operations on September 29, 1995.


     BROKERAGE TRANSACTIONS. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

     INVESTMENT RESTRICTIONS. As "diversified" funds, no more than 5% of the assets of any Fund may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each Fund's assets may be invested without regard to this limitation. No Fund will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. Additional fundamental investment restrictions of the Funds are contained in the Statement of Additional Information. Except as stated otherwise, all investment objectives, policies and restrictions described herein and in the Statement of Additional Information are nonfundamental and may be changed without investor approval.

                             CORE-FEEDER STRUCTURE

     Unlike the Intermediate Bond and Select Equity Funds, each of which invests its Assets directly in securities, the Money Market, High-Yield Bond, Equity Value, Equity Growth, Special Equity and International Equity Funds (collectively, the "Feeder Funds") do not invest directly in securities. Instead, each Feeder Fund invests its Assets in a corresponding Portfolio, a mutual fund having the same investment objectives and policies as that Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with its investment objectives and policies. Of course, there can be no assurance that a Feeder Fund or its corresponding Portfolio will achieve their objectives. The Trust may withdraw a Feeder Fund's investment in its Portfolio at any time, and will do so if the Trust's Trustees believe it to be in the best interest of the Feeder Fund's shareholders. If the Trust were to withdraw a Feeder Fund's investment in its Portfolio, the Trust could either invest the Feeder Fund's Assets directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If the Trust were to withdraw a Feeder Fund's investment in its Portfolio, the Feeder Fund could receive securities from the Portfolio instead of cash, causing the Feeder Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

     Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify its corresponding Feeder Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Trust to withdraw a Feeder Fund's investment in its Portfolio.

     Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission, whenever the Trust is asked to vote on matters concerning one or more Portfolios, the Trust will hold a shareholder meeting of the appropriate Feeder Fund(s) and vote in accordance with shareholder instructions. Feeder Fund shareholders who do not vote will not affect the Trust's votes at a Portfolio meeting. The percentage of the Trust's votes representing Feeder Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Feeder Fund shareholders who do, in fact, vote. Of course, a Feeder Fund could be outvoted, or otherwise adversely affected, by other investors in its Portfolio.

     Each Portfolio may sell interests to other investors in addition to its corresponding Feeder Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Feeder Fund. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from [___________] by calling [___________].

                  MANAGEMENT OF THE TRUST AND PORTFOLIO SERIES

     The respective Boards of Trustees of the Trust and of the Portfolio Series provide broad supervision over the affairs of the Trust and of the Portfolio Series, respectively. The Trustees of the Trust who are not "interested persons" of the Trust are separate from and independent from the Trustees of the Portfolio Series who are not "interested persons" of the Portfolio Series. For further information about the Trustees and officers of the Trust and the Portfolio Series, see "Management of the Trust and Portfolio Series" in the Statement of Additional Information. A majority of each of the Trust's and the Portfolio Series' Trustees are not affiliated with the Advisers.

     INVESTMENT ADVISORY SERVICES

     Subject to such investment policies as the Boards of Trustees of the Trust and the Portfolio Series may determine and pursuant to (i) Investment Advisory Agreements with the Trust with respect to Intermediate Bond Fund and Select Equity Fund, and (ii) Investment Advisory Agreements with the Portfolio Series with respect to each Portfolio, Diversified manages the assets of each such Fund or Portfolio. For its services under the Investment Advisory Agreements, Diversified receives fees from such Funds or Portfolios accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of such Funds' or the Portfolios' average daily net assets. Diversified is currently waiving a portion of its investment advisory fees. The principal business address of Diversified is Four Manhattanville Road, Purchase, New York 10577. Investment management decisions are taken by a committee of Diversified's personnel and not by a particular individual.

     For each Fund or Portfolio listed in the table below, Diversified has entered into an Investment Subadvisory Agreement with the indicated Subadvisers. For their services under each Investment Subadvisory Agreement, the Subadvisers receive a fee from Diversified at an annual rate equal to the percentages specified in the table below of the corresponding Fund's or Portfolio's average net assets. Each fee will be accrued monthly by multiplying the arithmetic average of the beginning and ending monthly net assets in the Fund or Portfolio by the fee schedule and dividing by 12. Each fee will be paid on a quarterly basis.

      FUND OR                                                        COMPENSATION(%)           COMPENSATION(%)
     PORTFOLIO                   SUBADVISERS                           TO ADVISER(1)             TO SUBADVISERS

Money Market Portfolio          Capital Management Group                   0.25                        0.05

Intermediate Bond Fund          Stephens Capital Management                [     ]                     [     ](2)
                                (a division of Stephens)

High-Yield Bond Portfolio       Delaware Investment Advisers               0.55                        (3)

Equity Value Portfolio          Ark Asset Management Co., Inc.             0.57                        (4)

Equity Growth Portfolio         Chancellor LGT Asset Management, Inc.      0.62                        (5)

Special Equity Portfolio        (6)                                        0.80                        0.50

Select Equity Fund              Stephens Capital Management                [     ]                     [     ](2)
                                (a division of Stephens)

International Equity Portfolio  Capital Guardian Trust Company             0.75                        (7)



     (1) The Adviser is currently waiving a portion of its fees. See "Expense Summary" on page [ ] for a review of the fee waivers currently in effect.

     (2) In addition to the subadvisory fees noted in the table, pursuant to an agreement between Diversified and Stephens, Stephens will receive additional compensation from the Funds' distributor for providing distribution and marketing services with respect to the Shares. See "Distribution Plan and Agreement" and "Strategic Alliance Agreement" herein. Stephens will also receive compensation from the Funds for providing shareholder services to customers of Stephens who own Shares. See "Service Agents" herein.

     (3) 0.40% on the first $20,000,000 of average net assets of the High-Yield Bond Portfolio, 0.30% on the next $20,000,000 in assets and 0.20% on assets in excess of $40,000,000.

     (4) 0.45% on the first $100,000,000 of average net assets of the Equity Value Portfolio, 0.40% on the next $50,000,000 in assets and 0.35% on the next $50,000,000 in assets; when the Portfolio achieves $200,000,000 in assets, the rate shall be 0.40% on assets up to $200,000,000 and 0.35% on assets in excess of $200,000,000 so long as the Portfolio continues to have more than $200,000,000 in assets.

     (5) 0.50% on the first $50,000,000 of average net assets of the Equity Growth Portfolio, 0.30% on the next $75,000,000 in assets, 0.25% on the next $75,000,000 in assets and 0.20% on all assets in excess of $200,000,000.

     (6) The Special Equity Portfolio has four Subadvisers: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Liberty Investment Management, a division of Goldman Sachs Asset Management, and Westport Asset Management, Inc.


     (7) 0.75% on the first $25,000,000 of average net assets of the International Equity Portfolio, 0.60% on the next $25,000,000 in assets, 0.425% from $50,000,000 in assets to $250,000,000 in assets and 0.375% on all assets in excess of $250,000,000.


     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON nv, a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992 for the purpose of acting as investment adviser to the Portfolio and other series of the Trust. It is the Adviser's responsibility to select, subject to the review and approval of the Board of Trustees, appropriate subadvisers with a distinguished background and to review such subadviser's continued performance.

     It is the responsibility of a Subadviser to make the day-to-day investment decisions of the Fund or Portfolio and to place the purchase and sales orders for securities transactions of such Fund or Portfolio, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective Fund or Portfolio consistent with the guidelines and directions set by Diversified and the Boards of Trustees of the Trust and the Portfolio Series. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the investments and effecting securities transactions for a Fund or Portfolio.

     Diversified has entered into an Investment Subadvisory Agreement with respect to the Money Market Portfolio with Capital Management Group, a division of 1740 Advisers, Inc., a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). The address of Capital Management Group is 1740 Broadway, New York, New York 10019. Total assets under management by Capital Management Group at December 31, 1996 were approximately $890 million, all of which were assets of registered investment companies. The following representatives of MONY are primarily responsible for the day-to-day management of the Portfolio (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): David E. Wheeler, Investment Vice President and Portfolio Manager (since 1997, employed by Capital Management Group since 1994; previously employed at AIG Investment Advisers).

     Diversified has entered into Investment Subadvisory Agreements with respect to the Intermediate Bond Fund and the Select Equity Fund with Stephens Capital Management ("SCM"), a division of Stephens, which is an indirect, wholly-owned subsidiary of Stephens Group, Inc. Total assets under management for all equity and fixed income clients of SCM at [ ], 1997 were approximately $[ ] and $[ ], respectively, none of which were assets of registered investment companies. The principal business address of SCM is 111 Center Street, Little Rock, Arkansas 72201. The Funds are the first registered investment companies for which SCM performs investment advisory functions. Investment management decisions of SCM are made by committee and not by managers individually.

     Diversified has entered into an Investment Subadvisory Agreement with respect to the High-Yield Bond Portfolio with Delaware Investment Advisers ("Delaware"), a division of Delaware Management Company, Inc. Delaware was formed in February 1985 and is owned by Lincoln National Corp. Total assets under management for all high-yield bond clients at December 31, 1996 were approximately $1.9 billion, $1.3 billion of which were assets of registered investment companies. The principal business address of Delaware is 2005 Market Street, Philadelphia, Pennsylvania 19103. The following representative of Delaware is primarily responsible for the day-to-day management of the High-Yield Bond Portfolio (the inception date of such person's business experience for the past five years is indicated parenthetically): Paul Matlack, Vice President/Senior Portfolio Manager (since 1996, employed by Delaware since
1989).

     Diversified has entered into an Investment Subadvisory Agreement with respect to the Equity Value Portfolio with Ark Asset Management Co., Inc. ("Ark"). Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain of its employees. The principal address of Ark is 55 Water Street, New York, New York 10041. Total assets under management for equity value clients at December 31, 1996 were approximately $14.4 billion, $150 million of which were assets of registered investment companies. Investment management decisions of Ark are made by committee and not by managers individually.

     Diversified has entered into an Investment Subadvisory Agreement with respect to the Equity Growth Portfolio with Chancellor LGT Asset Management, Inc. ("Chancellor"). Chancellor was formed in 1996 as a result of the merger between LGT Asset Management, Inc., a wholly-owned subsidiary of Liechtenstein Global Trust AG ("LGT"), and Chancellor Capital Management, Inc., a wholly-owned subsidiary of LGT which was acquired by LGT in 1996. Chancellor is a wholly-owned subsidiary of LGT. LGT is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Total assets under management for all equity growth clients at December 31, 1996 were approximately $2.1 billion, none of which were assets of registered investment companies. The principal business address of Chancellor is 1166 Avenue of the Americas, New York, New York 10036. Investment management decisions of Chancellor are made by committee and not by managers individually.

     With respect to the Special Equity Portfolio, Diversified has entered into Investment Subadvisory Agreements with four Subadvisers as follows:

           o Ark Asset Management Co., Inc. ("Ark") was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain of its employees. The principal business address of Ark is 55 Water Street, New York, New York 10041. Total assets under management for all small capitalization clients at December 31, 1996 were approximately $1.9 billion, $75 million of which were assets of registered investment companies. The following representative of Ark is primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Ark (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): Ronald Wiener, Vice Chairman and Portfolio Manager (since 1994, employed by Ark since 1986; previously employed at Lehman Management Co., Inc. as Senior Vice President and Senior Portfolio Manager, Specialty Growth Equity Management, 1989-1995).

           o Liberty Investment Management ("Liberty"), a division of Goldman Sachs Asset Management ("GSAM"), was established in January 1997 when Goldman, Sachs and Co. acquired Liberty Investment Management, Inc. GSAM is a separate operating division of Goldman, Sachs & Co., a worldwide investment banking firm. Total assets under management for all equity clients of Liberty at January 27, 1997 were approximately $37.8 billion, $5.2 billion of which were assets of registered investment companies. The principal business address of Liberty is 2502 Rocky Point Drive, Suite 500, Tampa, Florida 33607. The following representatives of Liberty are primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Liberty (the inception date of each person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): Herbert E. Ehlers, Managing Director (since 1994, employed by Liberty or its predecessor Liberty Investment Management, Inc. since 1988) and Timothy G. Ebright, Portfolio Manager (since 1994, employed by Liberty or its predecessor Liberty Investment Management, Inc. since 1988).

           o Pilgrim Baxter & Associates, Ltd. ("Pilgrim") was formed in 1995 and is owned by United Asset Management, Inc., a publicly-owned corporation. Pilgrim succeeded to certain of the investment management businesses, and acquired the corporate name of, Pilgrim Baxter & Associates, Ltd. in April 1995. Total assets under management for all equity clients at December 31, 1996 were approximately $3.2 billion, $463.7 million of which were assets of registered investment companies. The principal business address of Pilgrim is 1255 Drummers Lanes, Wayne, Pennsylvania 19087. The following representative of Pilgrim is primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Pilgrim (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): John Force, Portfolio Manager (since 1994, employed by Pilgrim since 1992).

      o Westport Asset Management, Inc. ("Westport") was formed in July
      1993 and is owned by certain of its employees. Total assets under management for all equity clients at December 31, 1996 were approximately $860 million, $278 million of which were assets of registered investment companies. The principal business address of Westport is 253 Riverside Avenue, Westport, Connecticut 06880. The following representative of Westport is primarily responsible for the day-to-day management of the Special Equity Portfolio on behalf of Westport (the inception date of such person's responsibility for the Portfolio and such person's business experience for the past five years is indicated parenthetically): Andrew Knuth, Portfolio Manager (since 1994, employed by Westport since 1983).

     Diversified has entered into an Investment Subadvisory Agreement with respect to the International Equity Portfolio with Capital Guardian Trust Company ("CGTC"). CGTC was formed in 1968 and is owned by The Capital Group Companies, Inc. The principal address of CGTC is 333 South Hope Street, Los Angeles, California 90071. Total assets under management for all international equity clients by CGTC at December 31, 1996 were approximately $21.8 billion, and total assets under management of registered investment companies for which CGTC acts as subadviser was $472 million as of that date. CGTC uses a system of multiple portfolio managers pursuant to which the Portfolio is divided into segments that are assigned to individual portfolio managers. With investment guidelines, each portfolio manager makes individual decisions as to company, country, industry, timing and percentage based on extensive field research and direct company contact.

     For the fiscal year ended December 31, 1996, the compensation paid to the Adviser after any applicable fee waivers as a percentage of each Portfolio's average daily net assets was as follows:

                                    Adviser's
Portfolio(1)                        compensation(1)(2)

Money Market Portfolio                0.25%
High-Yield Bond Portfolio             0.00%
Equity Value Portfolio                0.10%
Equity Growth Portfolio               0.69%
Special Equity Portfolio              0.79%
International Equity Portfolio        0.68%


(1) As of December 31, 1996, the Equity Value Portfolio had been in operation for less than a full fiscal year; the Adviser's compensation rate with respect to this Portfolio represents annualized fees in effect for its initial fiscal year ended December 31, 1996. The Adviser's annual compensation rate with respect to the Equity Growth Portfolio was reduced from 0.70% to 0.62% of the Portfolio's average daily net assets, effective November 15, 1996. As of the same date, the Intermediate Bond and Select Equity Funds had not commenced operations.

(2) The Adviser is currently waiving a portion of its fees. See "Expense Summary" on page [ ] for a review of the fee waivers currently in effect.

     DISTRIBUTION PLAN AND AGREEMENT

     The Trustees of the Trust have adopted a Distribution Plan for the Shares of each Fund in accordance with Rule 12b-1 under the Investment Company Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. As contemplated by the Distribution Plan, Diversified Investors Securities Corp. (the "Distributor") acts as the agent of the Funds in connection with the offering of Shares pursuant to a distribution agreement with the Trust with respect to the Shares. The Distributor's address is 4 Manhattanville Road, Purchase, New York 10577.

     Under the Distribution Plan, the Distributor receives a fee from each Fund at an annual rate equal to 0.25% of the average daily net assets attributable to the Stephens Institutional Class of that Fund, which fee is in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of Shares of that Fund. These expenses include (i) payments of quarterly trail or maintenance commissions to registered representatives of the Distributor or Stephens in an amount equal to on an annual basis 0.25% of the average daily net assets maintained in the Fund by customers of Stephens, and (ii) advertising and marketing expenses of Stephens (including certain expenses in soliciting new or existing clients of Stephens) and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. The Distributor provides to the Trustees of the Trust a quarterly written report of amounts expended by it and the purposes for which such expenditures were made. The distribution fee with respect to the Stephens Institutional Class is currently being waived.

     ADMINISTRATOR

     Pursuant to an Administrative and Transfer Agency Services Agreement with the Trust and under the Advisory Agreement with the Portfolio Series, Diversified, as Administrator, provides the Trust and the Portfolio Series with general office facilities and supervises the overall administration of the Trust and the Portfolio Series, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust or the Portfolio Series; the preparation and filing of all documents required for compliance by the Trust or the Portfolio Series with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Trust or the Portfolio Series; preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust and investors in the Portfolio Series; and the maintenance of books and records of the Trust and the Portfolio Series. Diversified provides persons satisfactory to the Board of Trustees of each of the Trust and the Portfolio Series to serve as officers of the Trust or the Portfolio Series, as the case may be. Such officers, as well as certain other employees and Trustees of the Trust or the Portfolio Series, may be directors, officers or employees of Diversified or its affiliates.

     Diversified, as Administrator, receives a fee from each Fund accrued daily and paid monthly at an annual rate equal to [___]% of the average daily net assets of the Fund. Diversified acts as Administrator to the Portfolios pursuant to the Advisory Agreement with the Portfolio Series and receives no additional compensation for providing such administrative services.

     SERVICE AGENT

     Pursuant to a Shareholder Services Agreement between Stephens and the Trust, Stephens as Service Agent provides shareholder services to all holders of Shares. As Service Agent, Stephens receives a fee from each Fund accrued daily and paid monthly at an annual rate equal to [___]% of the average daily net assets attributable to the Stephens Institutional Class of the Fund.

     All holders of Shares must be represented by Stephens as Service Agent. The services provided by Stephens may include, among others, (i) establishing and maintaining shareholder accounts and records, (ii) processing purchase and redemption transactions, (iii) arranging for bank wires, (iv) answering client inquiries regarding the Trust, including, among other things, the net asset value of Shares, account balances, dividend amounts and dividend payment dates,
(v) assisting clients in changing account designations and addresses, (vi) providing periodic statements showing the client's account balance, (vii) transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, and (viii) obtaining such other information and performing such other services as customers of Stephens may reasonably request and agree upon with Stephens. In addition, Stephens shall prepare and file with the appropriate governmental agencies, such information, returns and reports as are required to be so filed for reporting (i) dividends and other distributions made, (ii) amounts withheld on dividends and other distributions and payments under applicable federal and state laws, rules and regulations and (iii) gross proceeds of sales transactions as required. Stephens may separately charge its customers additional fees only to cover the provision of additional or more comprehensive services not already provided as Service Agent, or of the type or scope not generally offered by a mutual fund, such as enhanced retirement or trust reporting. Stephens will transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

     CUSTODIAN

     The Trust and Portfolio Series have each entered into separate Custodian Agreements with Investors Bank & Trust Company ("IBT"), pursuant to which IBT acts as custodian of the assets of each series of the Trust and the Portfolio Series. Securities may be held by subcustodians approved by the Board of Trustees.

     STRATEGIC ALLIANCE AGREEMENT

     Diversified and Stephens have entered into a Strategic Alliance Agreement pursuant to which Diversified has agreed (subject to and consistent with its fiduciary and other responsibilities, including those under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act")), among other things, to (i) recommend the establishment of the Stephens Institutional Class and the Stephens Premium Class of the Funds, (ii) recommend the establishment of the Stephens Intermediate Bond and Select Equity Funds, and
(iii) provide services necessary to establish such Classes and Funds. Under the terms of the Agreement, Diversified would retain from all revenues attributable to the Stephens Institutional Class and the Stephens Premium Class of the Funds ("Gross Revenues") a fee equal to the following percentages of the average daily net assets attributable to the Stephens Institutional Class and the Stephens Premium Class of the Funds: 0.14% of the first $250 million in assets; 0.125% of the next $500 million in assets; 0.09% of the next $750 million in assets; 0.04% of the next $250 million in assets; 0.02% of the next $250 million in assets; and, 0.01% of all assets over $2 billion. In addition, Diversified shall be entitled to pay (or be reimbursed) from Gross Revenues, fees and expenses attributable to ongoing registration and compliance regarding the Shares, including costs attributable to registration, custodial, accounting and legal services. All other Gross Revenues are to be retained by Stephens.

     Pursuant to the Strategic Alliance Agreement, Diversified has agreed (subject to and consistent with its fiduciary and other responsibilities, including those under the 1940 Act and the Advisers Act) not to recommend that additional classes of shares of the Trust be established, if such shares would be available for sales through a competitor of Stephens in certain markets in which Stephens participates. The Agreement is terminable after December 31, 1998, and renews automatically each year thereafter for a one-year period unless terminated by any party upon written notice to the other party.

                      PURCHASES AND REDEMPTIONS OF SHARES

     PURCHASES. The Funds offer other classes of shares. Stephens Institutional Class shares are offered by this Prospectus. Shares are offered for sale at net asset value without an initial sales charge or sales load exclusively to customers of Stephens who have entered into an investment advisory relationship with Stephens. The minimum initial investment amount is [$__________]; the minimum subsequent investment amount is [$__________].

     Shares may be purchased without a sales charge on any day on which the Adviser and applicable Subadviser or Subadvisers are open for business ("Fund Business Day") at the net asset value next determined after an order in proper form is transmitted to and accepted by the Distributor. Purchases will be effected on the same day the purchase order is received by the Distributor provided such order is received in good order prior to 4:00 p.m. New York time on any day on which the New York Stock Exchange is open for trading. Shares earn dividends from and including the day the purchase is effected, but not on the day of redemption. While there is no sales charge on purchases of Shares, the Distributor receives distribution fees from the Funds. See "Management of the Trust and Portfolio Series -- Distribution Plan and Agreement" herein.

     Checks received from an investor are invested in full and fractional Shares. If Shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of such investor. Checks must be drawn on or payable through a U.S. bank and be in U.S. dollars. If Shares are purchased by check and a redemption request relating to such Shares is received within 15 days of a purchase, the Trust will release such redemption proceeds when the check clears. It is possible, although unlikely, that this could take up to 15 days.

     Each Fund reserves the right to cease offering its Shares for sale at any time or to reject any order for the purchase of its Shares.

     For each shareholder, Stephens as Service Agent establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Other Information -- Distributions" herein. Initial and subsequent purchases may be made by writing a check (in U.S. dollars) payable to Stephens Inc. and mailing such payment to:

           Stephens Capital Management
           c/o Stephens Inc.
           111 Center Street
           Little Rock, AK 72201
           Attention:  Ms. Tammy Stewart

     In the case of an initial purchase, the check must be accompanied by a completed Account Application.

     An investor desiring to purchase Shares by a wire transfer of funds should request its bank to transmit immediately available funds. The information transmitted with the funds must include the investor's name and address and a statement indicating whether a new account is being established by such wire transfer or whether such wire transfer is being made by a shareholder with an account with the Trust. If the initial purchase by an investor is by a wire transfer of funds, an account number will be assigned to such investor and an Account Application must be subsequently completed and mailed to the Trust. To obtain more instructions for purchases by wire transfer or to obtain more information on how to purchase Shares, please call Ms. Tammy Stewart of Stephens Capital Management at (501) 374-4361.

     REDEMPTIONS. An investor may redeem all or any portion of the Shares in its account at any time at the net asset value next determined after a redemption request in proper form is received and accepted by the Distributor. Investment return and principal value of an investment in the Funds will fluctuate, so that the value of Shares redeemed may be more or less than the investor's cost.

     Redemption proceeds normally will be paid or mailed within seven days following receipt of a redemption request in good order; however, when the New York Stock Exchange is closed, when trading on the Exchange is restricted, or when the SEC determines that an emergency exists to warrant such an action, the Trust may suspend redemption rights or postpone the date of payment.

      Investors subject to federal income tax who redeem Shares may recognize capital gain or loss for federal income tax purposes. See "Other
Information--Tax Matters" below for a description of certain tax consequences of an investment in the Trust.

      Investors should be aware that redemptions may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Trust must have received the shareholder's taxpayer identification number and address. As discussed under "Other Information--Tax Matters" below, the Trust may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when non-corporate investors have not provided a certified taxpayer identification number.

     REDEMPTIONS BY MAIL

     Redemption requests may be mailed to Stephens as Service Agent specifying the dollar amount or number of Shares to be redeemed, account number and the name of the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, each owner must sign).

     An investor may redeem Shares in any amount by written request mailed to Stephens Capital Management at the following address:

           Stephens Capital Management
           c/o Stephens Inc.
           111 Center Street
           Little Rock, AK 72201
           Attention:  Ms. Tammy Stewart

     REDEMPTIONS BY WIRE OR TELEPHONE

     An investor may redeem Shares by wire or by telephone if it has checked the appropriate box on the Account Application. These redemptions may be paid from the Trust by check or wire transfer. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application.

     SIGNATURE GUARANTEES

     To protect investors and the Trust from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Trust to be sure that the entity requesting redemption is the entity that is authorized to request redemption from that account. Signature guarantees are required for:
(1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than an investor's address as shown on the Trust's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, (3) redemption requests for more than $50,000; and (4) requests to transfer the registration of Shares to another owner. These requirements may be waived in certain instances.

     The Trust will accept signature guarantees from all institutions which are eligible to provide them under federal or state law, provided the individual giving the signature guarantee is authorized to do so. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

     EXCHANGE PRIVILEGES. Subject to applicable legal constraints, investors may exchange their Shares in a Fund for Shares of the identical class of the other Funds offered by this Prospectus at net asset value without a sales charge.

     An exchange may result in a change in the number of shares held, but not in the value of such shares immediately after the exchange. Each exchange involves the redemption of the shares to be exchanged and the purchase of the shares of the other series of the Trust. To effect exchanges, investors should call Ms. Tammy Stewart of Stephens Capital Management at (501) 374-4361.

     Investors subject to federal income tax who exchange Shares in one Fund for Shares in another Fund may recognize capital gain or loss for federal income tax purposes. Participants in any Stephens Capital Management program who are subject to federal income tax and sell shares in such program in order to invest in Shares of the Funds may recognize capital gain or loss for federal income tax purposes.

     The Trust reserves the right to terminate or modify the exchange privilege in the future. An investor considering an exchange should carefully read the Prospectus with respect to the Fund(s) being purchased in the exchange and consider the differences in investment objectives and policies before making an exchange.

     All investors should be aware that redemption or exchange transactions authorized by telephone and reasonably believed to be genuine by the Trust or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Trust, the Distributor and Stephens will employ reasonable procedures, including requiring investors to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that the Trust, the Distributor or Stephens fail to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

                            PERFORMANCE INFORMATION

     From time to time, the Trust may provide yield and/or total return quotations for any of the Funds and may also quote fund rankings in the relevant fund category from various sources, such as Russell Data Services (a division of Frank Russell Company), Lipper Analytical Services, Inc., Weisenberger Investment Company Service, Morningstar, Inc. and CDA. The current yield for a Fund will be calculated by dividing net investment income per share during a recent 30-day period by the net asset value per share on the last day of the period and annualizing the resulting quotient. Total return quotations will reflect the annual percentage change over stated periods in the value of an investment in a Fund. Yield reflects only net income as of a stated time, while total return reflects all components of investment return over a stated period of time. A Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which a Fund will calculate its yield and total return, see the Statement of Additional Information.

     Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

     Historical performance information for periods prior to the establishment of the Stephens Institutional Class shares for each of the Funds will be that of the respective Diversified Class shares and will be presented in accordance with applicable SEC staff interpretations.

     Total returns calculated for any of the following Funds for any period which includes a period prior to the "reorganization date" will reflect the performance of the corresponding Pooled Separate Account. The "reorganization date" is the date on which the corresponding Pooled Separate Account of The Mutual Life Insurance Company of New York ("MONY") set forth below contributed all of its assets to the corresponding Portfolio of Diversified Investors Portfolios in which the corresponding Fund invests its assets:

                                    MONY POOLED
FUND                                SEPARATE ACCOUNT

Money Market......................  Pooled Account No. 4
Equity Growth.....................  Pooled Account No. 1
Special Equity....................  Pooled Account No. 10b
International Equity..............  Pooled Account No. 12


     Such total returns calculated for each of the Funds listed above will reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account adopted investment objectives, policies and practices and was managed in a manner that is in all material respects the same as the corresponding Portfolio of the Fund. All total return percentages for such periods will reflect the historical rates of return of the corresponding Pooled Separate Account for such period adjusted to assume that all charges, expenses and fees of the applicable Fund which are presently in effect, after giving effect to the voluntary expense reimbursements and fee waivers which are currently in effect, were deducted during such period. See "Expense Summary" on page [ ] for a review of the voluntary expense reimbursements and fee waivers currently in effect. The Advisor intends to continue to waive its advisory fees and contribute to the Funds from time to time so that the expense ratios of the Funds will not materially increase prior to December 31, 1998. The corresponding Pooled Separate Accounts were not registered under the Investment Company Act and, therefore, were not subject to certain investment restrictions imposed by that Act or the Code. If the corresponding Pooled Separate Accounts had been registered under that Act, investment performance might have been adversely affected.


     As of December 31, 1996, the average annual total returns for each of the following Funds, including the pooled accounts noted above, were as follows:

                                                                      FOR THE
                              FOR THE   FOR THE  FOR THE   FOR THE  PERIOD SINCE
                              YEAR     3 YEARS  5 YEARS   10 YEARS  INCEPTION
                               ENDED     ENDED    ENDED     ENDED     THROUGH
FUND                         12/31/96  12/31/96  12/31/96  12/31/96   12/31/96

Money Market...............    -----     -----     -----    -----       -----
High-Yield Bond............    N/A       N/A       N/A      N/A         -----
Equity Value...............    N/A       N/A       N/A      N/A         -----
Equity Growth..............    -----     -----     N/A      N/A         -----
Special Equity.............    -----     -----     -----   -----        -----
International Equity.......    -----     -----     N/A      N/A         -----



     Composite Performance of Subadvisers. The following table sets forth the average annual total returns of all institutional private accounts and collective investment vehicles managed by the Subadvisers to the Portfolios corresponding to the High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund and Aggressive Equity Fund with investment objectives, policies and restrictions and strategies substantially similar to each such Fund and its corresponding Portfolio and which was managed in a manner that is in all material respects the same as each Portfolio is expected to be managed. The data is provided to illustrate the past performance of the Subadvisers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of such Funds.

Investors should not consider this performance data as an indication of future performance of the Funds or their corresponding Subadvisers.

      The institutional private accounts and collective investment vehicles that are included in the Subadvisers' composites are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds or the Portfolios by the Investment Company Act or Subchapter M of the Code. Consequently, the performance results of the Subadvisers' composites could have been adversely affected if the institutional private accounts and collective investment vehicles included in the composites had been regulated as investment companies under the federal securities laws. The investment results of the Subadvisers' composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Funds or an individual investing in any of the Funds. Investors should also be aware that the use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.


     The Subadvisers' composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of each Fund and its corresponding Portfolio which are presently in effect, after giving effect to the voluntary expense reimbursements and fee waivers which are currently in effect, were deducted during such periods. See "Expense Summary" on page [ ] for a review of the voluntary expense reimbursements and fee waivers currently in effect. The Advisor intends to continue to waive its advisory fees and contribute to the Funds and Portfolios from time to time so that the expense ratios of the Funds will not materially increase prior to December 31, 1998.

                                                                    Since
                                    1 Year    5 Years   10 Years  Inception
                                    --------  --------  --------  ---------

Delaware Investment Advisers,
Subadviser to High-Yield Bond
Portfolio (1)
    Subadviser's composite (2)....     ___%      ___%      ___%      ___%
    Benchmark Index (3)...........     ___%      ___%      ___%      ___%
    Peer Group (4)................     ___%      ___%      ___%      ___%
Ark Asset Management Co., Inc.
Subadviser to Equity Value
Portfolio (5)
    Subadviser's composite (6)....     ___%      ___%      ___%      ___%
    Benchmark Index (7)...........     ___%      ___%      ___%      ___%
    Peer Group (8)................     ___%      ___%      ___%      ___%
Chancellor LGT Asset Management
Inc., Subadviser to Equity Growth
Portfolio (9)
    Subadviser's composite (10)...     ___%      ___%      ___%      ___%
    Benchmark Index (11)..........     ___%      ___%      ___%      ___%
    Peer Group (12)...............     ___%      ___%      ___%      ___%

-----------------

(1)  Performance through December 31, 1996.
(2) Commencement of investment operations is June 30, 1985 for the Subadviser's composite.
(3) The Benchmark Index is the Salomon Brothers High Market Yield Index. The Salomon Brothers High-Yield Market Index tracks the performance of below investment-grade corporate bonds issued in the United States. The index includes cash-pay and deferred-interest bonds that are public, have a fixed coupon and are non convertible. To enter the index, bonds must also have $50 million or more in face value outstanding, one year or more left to maturity, and one high-yield rating by Moody's or Standard & Poor's. The index excludes bonds of bankrupt issuers.
(4) The Peer Group is the Lipper High Current Yield Fund Index. The Lipper High Current Yield Fund Index tracks the net performance of mutual funds which, as determined by Lipper Analytical Services, Inc., are managed in accordance with an investment objective defined as follows: "Aim at high (relative) current yield from fixed income securities. No quality or maturity restrictions. Tend to invest in lower grade debt issues".
(5) Performance through December 31, 1996.
(6) Commencement of investment operations is April 1, 1985 for the Subadviser's composite.
(7) The Benchmark Index is the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those companies included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the one thousand largest U.S. companies based on total market capitalization, which represents approximately 88% of the investable U.S. equity market.
(8) The Peer Group is the Lipper Growth & Income Fund Index. The Lipper Growth
& Income Fund Index tracks the net performance of mutual funds which, as determined by Lipper Analytical Services, Inc., are managed in accordance with an investment objective defined as follows: "A fund which combines a growth of earnings orientation and an income requirement for level and/or rising dividends".
(9) Performance through December 31, 1996.

(10)Commencement of investment operations is January 1, 1984 for the Subadviser's composite.
(11) The Benchmark Index is the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those companies included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the one thousand largest U.S. companies based on total market capitalization, which represents approximately 88% of the investable U.S. equity market.
(12) The Peer Group is the Lipper Growth Fund Index. The Lipper Growth Fund Index tracks the net performance of mutual funds which, as determined by Lipper Analytical Services, Inc., are managed in accordance with an investment objective defined as follows: "A fund which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices".

                               OTHER INFORMATION

     NET ASSET VALUE

     The net asset value of Shares of the Funds is determined each Fund Business Day. This determination is made once each day as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., New York time, unless the Exchange closes earlier, by dividing the value of a Fund's net assets attributable to its Stephens Institutional Class (i.e., the value of its investment in that Fund's Portfolio and other assets attributable to the class less the liabilities attributable to the class, including expenses payable or accrued) by the number of Shares of the Fund outstanding at the time the determination is made.

     Each Fund values its assets based on their current market value when market quotations are available. Where market quotations are not available, assets are valued at fair value as determined in good faith under the direction of the Boards of Trustees of the Trust and the Portfolio Series. Debt obligations with 60 days or less remaining to maturity may be valued by the amortized cost method which the Portfolio Series' Trustees have determined to constitute fair value for such securities.

     DISTRIBUTIONS

     The Funds intend to distribute all net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) to shareholders. Dividends from net investment income (which may include net short-term capital gains) and distributions from net capital gains, if any, are normally declared and paid once a year in December. "Net investment income" includes all dividends, interest and other income earned by a Fund, net of a Fund's expenses.

     Investors may elect to receive dividends and distributions declared by a Fund either in cash or additional Shares of that Fund at the net asset value determined on the business day immediately following the record date of the distribution. A Fund may make additional distributions if necessary to avoid a 4% federal excise tax on certain undistributed income and capital gains.

     TAX MATTERS

     The following discussion is for general information only and, specifically, does not purport to address the taxation of investors in all circumstances. A prospective investor should consult with its own adviser as to the tax consequences of an investment in the Trust, including the state and local tax treatment of distributions from a Fund.

     Each Fund intends to elect to be, and to qualify to be treated as, a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Funds (through their interest in the Portfolios) must meet certain income, distribution and diversification requirements. Provided a Fund meets all such requirements, no entity level federal income or excise taxes will be required to be paid by that Fund on that part of its investment company taxable income (consisting generally of net income and net short-term capital gain, if any) and net capital gain that is distributed to shareholders. A Fund's foreign source income may, however, be subject to foreign taxes withheld at the source. The Trust is organized as a Massachusetts business trust, and under current law the Funds will not be liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Funds qualify as regulated investment companies under the Code. The Portfolios will also not be required to pay any federal income or excise taxes.

     Investors will be subject to tax on distributions received from the Funds irrespective of the fact that such distributions are reinvested in additional Shares. Distributions to such investors, other than of net capital gains, will be taxable as ordinary income; distributions of net capital gains would be taxable to such investors as long-term capital gain without regard to the length of time they have held Shares in a Fund. A portion of the dividends received from a Fund investing in corporate stocks (but none of that Fund's capital gain distributions) may qualify for the dividends-received deduction for corporations. Certain distributions declared in October, November or December of a calendar year and paid to an investor which is subject to tax on the distribution in January of the succeeding calendar year are taxable to such investor as if paid on December 31 of the year in which they were declared. Fund distributions will reduce a Fund's net asset value per share. Shareholders who buy Shares shortly before a Fund makes a distribution may thus pay the full price for the Shares and then effectively receive a portion of the purchase price back as a distribution, subject to tax in the case of investors otherwise subject to income taxation.

     Shortly after the end of each calendar year, each investor will receive a statement setting forth the federal income tax status of all distributions for that year, including the portion taxable as ordinary income, the portion taxable as long-term capital gain, the portion, if any, representing return of capital (which is free of current taxes but results in a basis reduction) and the amount, if any, of federal income tax withheld. Each Fund intents to withhold U.S. federal income tax at the rate of 30% on distributions and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. Each fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable distributions and redemption proceeds paid to any investor (including investors who are neither citizens nor residents of the U.S.) who does not furnish to the Fund certain information and certifications or is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments which have been subject to 30% withholding.

     The foregoing is only a summary of some of the important federal tax considerations generally affecting the Trust and its shareholders. Please refer to the Statement of Additional Information for a more extensive discussion. In addition, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their own tax advisers concerning the tax consequences of an investment in the Trust.

     EXPENSES

     The respective expenses of the Trust and the Portfolio Series include the compensation of their respective Trustees who are not affiliated with the Adviser or any Subadviser; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust or the Portfolio Series; insurance premiums; and expenses of calculating the net asset value of, and the net income on, interests in the Portfolios and shares of the Funds.

     Expenses of the Trust also include all fees under its Administrative Services Agreement; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

     Expenses of the Portfolio Series also include expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio Series' custodian for all services to the Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; and the advisory fees payable to the Adviser under the Investment Advisory Agreements.

     In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among all the series in the Trust in relation to the net assets of each series.

     Total expenses of each Fund for the fiscal year ended December 31, 1996 (expressed as a percentage of average daily net assets) are set forth in the following table. No Stephens Institutional Class shares were outstanding during that year.

Fund(1)                                   Total expenses(1)(2)

Money Market Fund                            0.80%
High-Yield Bond Fund                         1.10%
Equity Value Fund                            1.07%
Equity Growth Fund                           1.20%
Special Equity Fund                          1.49%
International Equity Fund                    1.41%


(1) As of December 31, 1996, the High-Yield Bond, Equity Value and International Equity Funds had been in operation for less than a full year; total expenses represent annualized total expenses for their respective initial fiscal periods ended December 31, 1996. The types of expenses for which these Funds will be responsible are listed above under "Expenses". As of the same date, the Intermediate Bond and Equity Funds had not commenced operations.


(2) The Adviser is currently waiving a portion of its fees and reimbursing certain expenses. See "Expense Summary" on page [ ] for a discussion of the fee waivers and expense reimbursements currently in effect.

     DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate equally in the earnings, dividends and assets of the particular series. The Trust may also divide shares in each series into classes.

     Shares of each class of a Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class expenses; (c) each class has exclusive voting rights on any matter submitted to shareholders that related solely to its distribution arrangement, and (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     THE FUNDS OFFER OTHER CLASSES OF SHARES. STEPHENS INSTITUTIONAL CLASS SHARES ARE OFFERED BY THIS PROSPECTUS. STEPHENS PREMIUM CLASS SHARES OF THE FUNDS AND DIVERSIFIED CLASS SHARES OF CERTAIN OF THE FUNDS AND CERTAIN OTHER SERIES OF SHARES OF THE TRUST ALSO ARE OFFERED BY THE TRUST. DIVERSIFIED CLASS SHARES AND STEPHENS PREMIUM CLASS SHARES ARE SUBJECT TO DIFFERENT DISTRIBUTION AND SHAREHOLDER SERVICING EXPENSES THAN STEPHENS INSTITUTIONAL CLASS SHARES, WHICH WILL AFFECT THE PERFORMANCE OF THOSE SHARES. CALL THE DISTRIBUTOR AT
(914) 697-8000 FOR MORE INFORMATION.

     Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding, annual meetings of shareholders although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shares of each Fund or class are entitled to vote separately to approve amendments to the Trust's distribution plan applicable to that Fund or class or changes in fundamental investment policies or restrictions for that Fund, but shares of all Funds will vote together in the election or selection of Trustees and independent accountants for the Trust. If requested to do so by 10% of the Trust's outstanding shares, a meeting of Trust shareholders will be called for the purpose of voting on the removal of a Trustee or Trustees. The Trust will assist in shareholder communications as required by Section 16(c) of the Investment Company Act.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trustees of the Trust believe that the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

     The Portfolio Series is organized as a trust under the laws of the State of New York. The Portfolio Series' Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. The risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. For more information regarding the Trustees of the Trust and the Portfolio Series, see "Management of the Trust and Portfolio Series" in the Statement of Additional Information. The interests in the Portfolio Series are divided into the separate Portfolios. Investors in each Portfolio will vote separately or together in the same manner as shareholders of the Funds will vote with respect to the Trust.

     Each investor in a Portfolio, including the Trust, may add to or reduce its investment in a Portfolio on each day the Adviser and applicable Subadviser or Subadvisers are open for business ("Portfolio Business Day"). As of the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on each such day, the value of each investor's beneficial interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of 4:00 p.m., New York time, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected as of 4:00 p.m., New York time, on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., New York time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., New York time, on the following Portfolio Business Day.

                                  * * *

     The Trust's Statement of Additional Information, dated [ ], 1997, contains more detailed information about the Trust and the Portfolio Series, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser, Subadvisers and Administrator, (iii) portfolio transactions and brokerage commissions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) additional performance information, including the method used to calculate yield and total rate of return and (vi) the determination of the net asset value of shares of the Funds.

      TABLE OF CONTENTS                              PAGE

      Expense Summary                                ____
      Prospectus Summary                             ____
      Investment Objectives and Principal Policies   ____
      Certain Additional Investment Techniques,
        Restrictions and Policies                    ____
      Core-Feeder Structure                          ____
      Management of the Trust and Portfolio Series   ____
      Purchases and Redemptions of Shares            ____
      Performance Information                        ____
      Other Information                              ____

     No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, Statement of Additional Information or official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

               Four Manhattanville Road, Purchase, New York 10577
                                 (914) 697-8000

                      PLEASE DIRECT INVESTOR INQUIRIES TO:


                          Stephens Capital Management
                               111 Center Street
                          Little Rock, Arkansas 72201
                                 (501) 374-4361

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                    DIVERSIFIED INVESTORS MONEY MARKET FUND
                  DIVERSIFIED INVESTORS HIGH QUALITY BOND FUND
            DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND FUND
                        STEPHENS INTERMEDIATE BOND FUND
              DIVERSIFIED INVESTORS GOVERNMENT/CORPORATE BOND FUND
                   DIVERSIFIED INVESTORS HIGH-YIELD BOND FUND
                      DIVERSIFIED INVESTORS BALANCED FUND
                    DIVERSIFIED INVESTORS EQUITY INCOME FUND
                    DIVERSIFIED INVESTORS EQUITY VALUE FUND
                   DIVERSIFIED INVESTORS GROWTH & INCOME FUND
                    DIVERSIFIED INVESTORS EQUITY GROWTH FUND
                   DIVERSIFIED INVESTORS SPECIAL EQUITY FUND
                          STEPHENS SELECT EQUITY FUND
                  DIVERSIFIED INVESTORS AGGRESSIVE EQUITY FUND
                DIVERSIFIED INVESTORS INTERNATIONAL EQUITY FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED _______, 1997


      The Diversified Investors Funds Group (the "Trust") is comprised of fifteen separate series of shares or funds. This Statement of Additional Information describes the shares of each such fund, including Diversified Investors Money Market Fund (the "Money Market Fund"), Diversified Investors High Quality Bond Fund (the "High Quality Bond Fund"), Diversified Investors Intermediate Government Bond Fund (the "Intermediate Government Bond Fund"), Stephens Intermediate Bond Fund (the "Intermediate Bond Fund"), Diversified Investors Government/Corporate Bond Fund (the "Government/Corporate Bond Fund"), Diversified Investors High-Yield Bond Fund (the "High-Yield Bond Fund"), Diversified Investors Balanced Fund (the "Balanced Fund"), Diversified Investors Equity Income Fund (the "Equity Income Fund"), Diversified Investors Equity Value Fund (the "Equity Value Fund"), Diversified Investors Growth & Income Fund (the "Growth & Income Fund"), Diversified Investors Equity Growth Fund (the "Equity Growth Fund"), Diversified Investors Special Equity Fund (the "Special Equity Fund"), Stephens Select Equity Fund (the "Select Equity Fund"), Diversified Investors Aggressive Equity Fund ("Aggressive Equity Fund") and Diversified Investors International Equity Fund (the "International Equity Fund") (each a "Fund", and collectively the "Funds"). Shares of the Funds are divided into separate classes of shares. Each Fund other than the Intermediate Bond Fund and the Select Equity Fund issues Diversified Class shares. In addition, the following Funds also issue Stephens Premium Class shares and Stephens Institutional Class shares: Money Market Fund, Intermediate Bond Fund, High-Yield Bond Fund, Equity Value Fund, Equity Growth Fund, Special Equity Fund, Select Equity Fund and International Equity Fund.

The Diversified Investors Funds Group
Four Manhattanville Road
Purchase, New York 10577
914-697-8000

TABLE OF CONTENTS                                                          PAGE

The Trust.................................................................   __
Investment Objectives, Policies and Associated Risk Factors of the Funds..   __
Performance Information...................................................   __
Determination of Net Asset Value; Valuation of Securities ................   __
Management of the Trust and Portfolio Series..............................   __
Taxation..................................................................   __
Distribution Plan.........................................................   __
Independent Accountants...................................................   __
Description of the Trust; Fund Shares.....................................   __
Experts...................................................................   __
Financial Statements......................................................   __
Appendix..................................................................   __

      This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the separate Prospectuses (each a "Prospectus") for each of the classes of shares of the Funds. This Statement of Additional Information should be read only in conjunction with a Prospectus, a copy of which may be obtained by an investor without charge. To obtain a Prospectus dated [________], 1997, as amended from time to time, with respect to Diversified Class shares, please contact Diversified Investors Securities Corp., the Funds' Distributor, at the address and telephone number shown above for The Diversified Investors Funds Group. To obtain a Prospectus dated [________], 1997, as amended from time to time, with respect to Stephens Premium Class shares or Stephens Institutional Class shares, please contact [ _________ ] at [ _________ ]. Terms used but not defined herein, which are defined in a Prospectus, are used herein as defined in the Prospectus.

      THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                                   THE TRUST

      The Trust is a diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 23, 1993. Shares of the Trust are divided into fifteen separate series described herein. Each series, or Fund, other than the Intermediate Bond Fund and the Select Equity Fund, seeks to achieve its investment objective by investing all of its Assets in a corresponding Portfolio, as follows:

                                            CORRESPONDING PORTFOLIO OF
           FUND                          DIVERSIFIED INVESTORS PORTFOLIOS

Money Market Fund...................    Money Market Portfolio
High Quality Bond Fund..............    High Quality Bond Portfolio
Intermediate Government Bond Fund...    Intermediate Government Bond Portfolio
Government/Corporate Bond Fund......    Government/Corporate Bond Portfolio
High-Yield Bond Fund................    High-Yield Bond Portfolio
Balanced Fund.......................    Balanced Portfolio
Equity Income Fund..................    Equity Income Portfolio
Equity Value Fund...................    Equity Value Portfolio
Growth & Income Fund................    Growth & Income Portfolio
Equity Growth Fund..................    Equity Growth Portfolio
Special Equity Fund.................    Special Equity Portfolio
Aggressive Equity Fund..............    Aggressive Equity Portfolio
International Equity Fund...........    International Equity Portfolio

      Each of the Portfolios is a series of Diversified Investors Portfolios (the "Portfolio Series"). The Intermediate Bond Fund and the Select Equity Fund seek to achieve their respective investment objectives by investing directly in securities pursuant to the investment strategies and techniques specified herein and in each Prospectus for the Funds. The Trust may create additional series from time to time.

      The investment adviser of the Intermediate Bond Fund, the Select Equity Fund and each Portfolio is Diversified Investment Advisors, Inc. ("Diversified" or the "Adviser"). The subadviser (the "Subadviser") of each such Funds and each Portfolio is set forth in the table below.

        FUND OR PORTFOLIO                    CORRESPONDING SUBADVISER

Money Market Portfolio..................     1740 Advisers, Inc.
High Quality Bond Portfolio.............     Merganser Capital Management Corporation
Intermediate Government Bond Portfolio..     1740 Advisers, Inc.
Intermediate Bond Fund..................     Stephens Capital Management
Government/Corporate Bond Portfolio.....     1740 Advisers, Inc.
High-Yield Bond Portfolio...............     Delaware Investment Advisers
Balanced Portfolio......................     Institutional Capital Corporation
Equity Value Portfolio..................     ARK Asset Management Co., Inc.
Equity Income Portfolio.................     1740 Advisers, Inc.
Growth & Income Portfolio...............     Putnam Advisory Company, Inc.
Equity Growth Portfolio.................     Chancellor LGT Asset Management, Inc.
Special Equity Portfolio................     (1)
Select Equity Fund......................     Stephens Capital Management
Aggressive Equity Portfolio.............     McKinley Capital Management, Inc.
International Equity Portfolio..........     Capital Guardian Trust Company

--------------------
(1) Special Equity Portfolio has four Subadvisers: Pilgrim Baxter & Associates; Ark Asset Management Co., Inc.; Liberty Investment Management, a division of Goldman Sachs Asset Management; and Westport Asset Management, Inc.

      As to each Fund or Portfolio listed above, the Adviser and its Subadviser or Subadvisers are referred to herein collectively as the "Advisers."

                      INVESTMENT OBJECTIVES, POLICIES AND
                            ASSOCIATED RISK FACTORS

                             INVESTMENT OBJECTIVES

      The investment objective of each Fund is described in each Prospectus for that Fund. There can, of course, be no assurance that a Fund will achieve its investment objective. Because the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Government/Corporate Bond Fund, High-Yield Bond Fund, Balanced Fund, Equity Value Fund, Equity Income Fund, Growth & Income Fund, Equity Growth Fund, Special Equity Fund, Aggressive Equity Fund and International Equity Fund seek to achieve their respective investment objectives by investing all of their Assets in a corresponding Portfolio, all references in this Statement of Additional Information to each such Fund include its corresponding Portfolio, except as otherwise noted.


                              INVESTMENT POLICIES

      The Trust may withdraw a Fund's investment from its Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

      The following supplements the discussion of the various investment strategies and techniques employed by the Funds, as set forth in each Prospectus for the Funds.

BANK OBLIGATIONS

      Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

      In view of the foregoing factors associated with the purchase of certificates of deposit and time deposits issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisers carefully evaluate such investments on a case-by-case basis.

U.S. GOVERNMENT AND AGENCY SECURITIES

      Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. A Fund will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

COMMERCIAL PAPER

      Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

      The Funds may purchase three types of commercial paper, as classified by exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"). The three types include open market, privately placed, and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited.

          OPEN MARKET. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers.

          PRIVATELY PLACED. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2), which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction.

           LETTER OF CREDIT. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchases.

VARIABLE RATE AND FLOATING RATE SECURITIES

      The Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Advisers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisers, on behalf of a Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Funds will not invest more than 15% (10% in the case of the Money Market Fund) of the value of their net assets in floating or variable rate demand obligations as to which they cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

PARTICIPATION INTERESTS

      A Fund may purchase from financial institutions participation interests in securities in which such Fund may invest. A participation interest gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisers must have determined that the instrument is of comparable quality to those instruments in which a Fund may invest. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, a Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. A Fund will not invest more than 15% (10% in the case of the Money Market Fund) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

ILLIQUID SECURITIES

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

      The Securities and Exchange Commission (the "SEC") has recently adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

      The Advisers will monitor the liquidity of Rule 144A securities for each Fund under the supervision of the Portfolio Series' or the Trust's Boards of Trustees. In reaching liquidity decisions, the Advisers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

UNSECURED PROMISSORY NOTES

      A Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of the Portfolio Series or the Trust to present minimal credit risks and will meet the quality criteria set forth above under "Investment Policies." The Fund will invest no more than 15% (10% in the case of the Money Market Fund) of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

      Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Funds are fully collateralized, with such collateral being marked to market daily.

      The Funds may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

FOREIGN SECURITIES--ALL FUNDS

      The Funds may invest their assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

      It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. Foreign security trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

FOREIGN SECURITIES--MONEY MARKET FUND

      The Money Market Fund may invest in the following foreign securities: (i) U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks (such as Eurodollar CDs, which are U.S. dollar-denominated CDs issued by branches of foreign and domestic banks located outside the United States; Eurodollar TDs ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank; and Canadian TDs, which are essentially the same as ETDs except they are issued by branches of major Canadian banks), (ii) high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, (including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer) and (iii) U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisers to be of comparable quality to the other obligations in which the Money Market Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

FOREIGN SECURITIES--FUNDS OTHER THAN MONEY MARKET FUND

      Not more than 5% of a Fund's assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses. Securities of foreign issuers include investments in sponsored American Depository Receipts ("ADRs"). ADRs are depository receipts for securities of foreign issuers and provide an alternative method for a Fund to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

      The Funds may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      Because some Funds may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S.

dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

      A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      The Funds may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. With respect to Funds other than the International Equity Fund consideration of the prospect for currency parities will be incorporated into the Advisers' long-term investment decisions. Therefore these Funds will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Advisers believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

      While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Fund's ability to utilize forward contracts in the manner set forth in each Prospectus for the Funds may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

      The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

GUARANTEED INVESTMENT CONTRACTS

      The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Fund) of the Fund's net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WHEN-ISSUED SECURITIES

      The Funds may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the Funds would take delivery of such securities. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, the Fund establishes procedures consistent with the relevant policies of the SEC. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although a Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, a Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

ZERO COUPON OBLIGATIONS

      A Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--
  FUNDS OTHER THAN MONEY MARKET FUND

      General. The successful use of such instruments draws upon the Advisers' skill and experience with respect to such instruments. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

      Futures Contracts. A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

      Purchases or sales of stock index futures contracts are used to attempt to protect the Fund's current or intended stock investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a decline in the market value of the Fund's securities. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

      At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

      At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

      Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

      The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in a Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Fund to maintain a defensive position without having to sell its portfolio securities.

      Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent a Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

      The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Advisers may still not result in a successful transaction.

      In addition, futures contracts entail risks. Although the Advisers believe that use of such contracts will benefit the Funds, if the Advisers' investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      Options on Futures Contracts. The Funds may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

      The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

      The Boards of Trustees of the Portfolio Series and the Trust have adopted the requirement that futures contracts and options on futures contracts be used either (i) as a hedge without regard to any quantitative limitation, or (ii) for other purposes to the extent that immediately thereafter the aggregate amount of margin deposits on all (non-hedge) futures contracts of the Fund and premiums paid on outstanding (non-hedge) options on futures contracts owned by the Fund does not exceed 5% of the market value of the total assets of the Fund. In addition, the aggregate market value of the outstanding futures contracts purchased by the Fund may not exceed 50% of the market value of the total assets of the Fund. Neither of these restrictions will be changed by the

Portfolio Series' or the Trust's Boards of Trustees without considering the policies and concerns of the various applicable federal and state regulatory agencies.

      Options on Foreign Currencies. A Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

      The Funds intend that any call options on foreign currencies that they write will be covered. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

      The Funds may also write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

      Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

      In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS ON SECURITIES--FUNDS OTHER THAN MONEY MARKET FUND

      The Funds may write (sell) covered call and put options to a limited extent on their portfolio securities ("covered options"). However, a Fund may forego the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

      When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

      When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

      A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where a Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

      When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

      A Fund may purchase call and put options on any securities in which it may invest. A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

      A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. A Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

      The Funds have adopted certain other nonfundamental policies concerning option transactions which are discussed below. A Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

      The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

      The Funds may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Funds will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisers will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Portfolio Series' and Trust's Trustees.

OPTIONS ON SECURITIES INDICES--FUNDS OTHER THAN MONEY MARKET FUND

      In addition to options on securities, the Funds may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

      Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Funds generally will only purchase or write such an option if the Advisers believe the option can be closed out.

      Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless the Advisers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

      Price movements in the Funds' securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisers may be forced to liquidate portfolio securities to meet settlement obligations.

SHORT SALES "AGAINST THE BOX"--FUNDS OTHER THAN MONEY MARKET FUND

      In a short sale, a fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box".

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

      The Funds will not engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Fund owns. There are certain additional transaction costs associated with short sales against the box, but the Funds endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

      As a nonfundamental operating policy, the Advisers do not expect that more than 40% of a Fund's total assets would be involved in short sales against the box. The Advisers do not currently intend to engage in such sales.

CERTAIN OTHER OBLIGATIONS

      In order to allow for investments in new instruments that may be created in the future, upon the Trust supplementing each Prospectus for a Fund, that Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

RATING SERVICES

      The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisers also make their own evaluations of these securities, subject to review by the Boards of Trustees of the Portfolio Series and the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to dispose of the obligation, but the Advisers will consider such an event in their determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in each Prospectus for the Funds is set forth in the Appendix to this Statement of Additional Information.

      Except as stated otherwise, all investment policies and restrictions described herein are nonfundamental, and may be changed without prior shareholder approval.

                            INVESTMENT RESTRICTIONS

      The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and each Prospectus means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in a Portfolio's total assets or the value of a Portfolio's securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy.

      As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objective as that Fund):

           (1) borrow money or mortgage or hypothecate assets of the Portfolio
      (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money and enter into reverse repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

           (2) underwrite securities issued by other persons except insofar as the Portfolio Series or the Portfolio (the Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

           (3) make loans to other persons except (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing debt securities of types distributed publicly or privately;

           (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the Portfolio Series (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

           (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry (except that the Money Market Portfolio (Money Market Fund) reserves the freedom of action to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks); or

           (6) issue any senior security (as that term is defined in the 1940
      Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

      Non-Fundamental Restrictions. Each Portfolio (or Fund, other than the Intermediate Bond Fund and Select Equity Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objective as that Fund):

           (i) borrow money for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its assets;

           (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) net assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, reverse repurchase agreements, when-issued securities and other similar investment techniques are not considered a pledge of assets for purposes of this restriction;

           (iii)purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

           (iv) invest for the purpose of exercising control or management;

           (v) purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause
      (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more that 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); and provided further that the Portfolio (Fund) may not purchase any security from any open-end investment company;

           (vi) purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

           (vii)purchase or retain in the Portfolio's (Fund's) portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio Series (Trust), or is an officer or partner of the Adviser or Subadviser, if after the purchase of the securities of such issuer for the Portfolio
      (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

           (viii) invest more than 5% of the Portfolio's (Fund's) net assets in warrants or rights (valued at the lower of cost or market), but not more than 2% of the Portfolio's (Fund's) net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange;

           (ix) make short sales of securities or maintain a short position (excluding short sales if the Portfolio (Fund) owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Portfolio's (Fund's) net assets (taken at market value); provided, however, that the value of the Portfolio's (Fund's) short sales of securities (excluding U.S. Government securities) of any one issuer may not be greater than 2% of the value (taken at market value) of the Portfolio's (Fund's) net assets or more than 2% of the securities of any class of any issuer; or

           (x) enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the Fund's then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Portfolio cannot exercise the demand feature described in the Fund's then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 15% (10% in the case of the Money Market Portfolio (Fund)) of its net assets would be so invested. A Portfolio (Fund) may not invest in time deposits maturing in more than seven days.

      Policies (i) through (x) may be changed by the Board of Trustees of the Portfolio Series or the Trust.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate. Portfolio trading is engaged in for a Fund if the Advisers believe that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective.

      A Fund's purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Funds do not anticipate paying brokerage commissions in such transactions. Any transactions for which a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

      Allocations of transactions, including their frequency, to various dealers is determined by the Subadvisers in their best judgment and in a manner deemed to be in the best interest of the investors in a Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

      Investment decisions for a Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Fund and other investment companies or accounts managed by the Subadvisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies managed by the Subadvisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Subadvisers whose investment portfolios are managed internally, rather than by the Subadvisers, might seek to purchase or sell the same type of investments at the same time as a Fund. Such an event might also adversely affect that Fund.

      The following Portfolios paid the approximate brokerage commissions indicated for the fiscal years noted below:

Balanced Portfolio:
      Fiscal year ended December 31, 1994: $245,752.
      Fiscal year ended December 31, 1995: $199,128.
      Fiscal year ended December 31, 1996: $317,179.

Equity Income Portfolio
      Fiscal year ended December 31, 1994: $487,599.
      Fiscal year ended December 31, 1995: $377,904.
      Fiscal year ended December 31, 1996: $565,943.

Equity Value Portfolio
      Fiscal year ended December 31, 1996: $64,207.

Growth & Income Portfolio
      Fiscal year ended December 31, 1994: $ 64,869.
      Fiscal year ended December 31, 1995: $348,828.
      Fiscal year ended December 31, 1996: $397,075.

Equity Growth Portfolio
      Fiscal year ended December 31, 1994: $162,258.
      Fiscal year ended December 31, 1995: $174,716.
      Fiscal year ended December 31, 1996: $670,631.

Special Equity Portfolio
      Fiscal year ended December 31, 1994: $308,251.
      Fiscal year ended December 31, 1995: $425,803.
      Fiscal year ended December 31, 1996: $678,431.

Aggressive Equity Portfolio
      Fiscal year ended December 31, 1996: $15,490.

International Equity Portfolio
      Fiscal year ended December 31, 1995: $ 38,261.
      Fiscal year ended December 31, 1996: $211,629.

                            PERFORMANCE INFORMATION

MONEY MARKET FUND

      For the Money Market Fund, yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Money Market Fund account having a balance of one share of a class at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares of a class purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Money Market Fund, portfolio maturity and operating expenses. An investor's principal in the Money Market Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the price per share of each class of the Money Market Fund is determined.

      From time to time, the Money Market Fund in its advertising and sales literature may refer to the growth of assets managed or administered by the Adviser over certain time periods.

      Comparative performance information may be used from time to time in advertising or marketing the shares of each class of the Money Market Fund, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report. Morningstar, Inc., CDA and other publications.

      The annualized current seven-day yield of the Diversified Class shares of the Money Market Fund for the year ended December 31, 1996 was 5.16%. For the same period, the annualized effective seven-day yield, based upon dividends declared daily and reinvested monthly, of the Diversified Class shares of the Money Market Fund was 5.30%.

ALL FUNDS

                        STANDARD PERFORMANCE INFORMATION

      From time to time, quotations of the performance of each class of shares of the Funds may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner for each Fund:

           TOTAL RETURN: The total return of each class will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 in a class (with all distributions reinvested) to reach the value of that investment at the end of the periods. The Funds may also calculate (i) a total return assuming an initial account value of $1,000 and/or (ii) total rates of return which represent aggregate performance over a period of year-by-year performance.

           YIELD: The yield quotation of each class will be based with respect to a class on the annualized net investment income per share over a 30-day period. The current yield for each class is calculated with respect to a class by dividing the net investment income per share of the class earned during the period by the net asset value per share of the class on the last day of that period. The resulting figure is then annualized. Net investment income per share of a class is determined by dividing (i) the dividends and interest earned during the period attributable to a class, minus accrued expenses for the period attributable to a class, by (ii) the average number of shares of the class entitled to receive dividends during the period multiplied by the net asset value per share of the class on the last day of the period.

      Historical performance information for periods prior to the establishment (where applicable) of Stephens Premium Class shares or Stephens Institutional Class shares for a Fund will be that of the respective Diversified Class shares for that Fund and will be presented in accordance with applicable SEC staff interpretations.

      Total returns calculated for any of the following Funds for any period which includes a period prior to the "reorganization date" will reflect the performance of the corresponding Pooled Separate Account. The "reorganization date" is the date on which the corresponding Pooled Separate Account of The Mutual Life Insurance Company of New York ("MONY") set forth below contributed all of its assets to the corresponding Portfolio of Diversified Investors Portfolios in which the corresponding Fund invests its assets:

FUND                                MONY POOLED SEPARATE ACCOUNT

Money Market......................  Pooled Account No. 4
High Quality Bond.................  Pooled Account No. 15
Intermediate Government Bond......  Pooled Account No. 10d
Government/Corporate Bond.........  Pooled Account No. 5
Balanced..........................  Pooled Account No. 14
Equity Income.....................  Pooled Account No. 6
Growth & Income...................  Pooled Account No. 10a
Equity Growth.....................  Pooled Account No. 1
Special Equity....................  Pooled Account No. 10b
International Equity..............  Pooled Account No. 12


     Such total returns calculated for each of the Funds listed above will reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account adopted investment objectives, policies and practices and was managed in a manner that is in all material respects the same as the corresponding Portfolio of the Fund. All total return percentages for such periods will reflect the historical rates of return of the corresponding Pooled Separate Account for such period adjusted to assume that all charges, expenses and fees of the applicable Fund which are presently in effect, after giving effect to the voluntary expense reimbursements and fee waivers which are currently in effect, were deducted during such period. The corresponding Pooled Separate Accounts were not registered under the Investment Company Act of 1940 and, therefore, were not subject to certain investment restrictions imposed by that Act or the Code. If the corresponding Pooled Separate Accounts had been registered under that Act, investment performance might have been adversely affected.

     As of December 31, 1996, the average annual total returns for each of the following Funds, including the pooled accounts noted above, were as follows:

                                                                     FOR THE
                               FOR THE  FOR THE  FOR THE  FOR THE  PERIOD SINCE
                                YEAR    3 YEARS  5 YEARS 10 YEARS    INCEPTION
                                ENDED    ENDED    ENDED    ENDED      THROUGH
FUND                          12/31/96 12/31/96 12/31/96 12/31/96    12/31/96

Money Market.................   4.87%    4.61%     3.9%      5.5%      7.81%
High Quality Bond............   4.51%    5.54%    5.64%       N/A      6.73%
Intermediate Government Bond.   3.61%    4.82%    5.67%       N/A      7.18%
Government/Corporate Bond....   2.74%    6.07%    7.35%      8.0%      8.85%
High Yield Bond..............  10.11%      N/A      N/A       N/A     11.55%
Balanced.....................  16.39%   13.98%      N/A       N/A     13.76%
Equity Income................  17.91%   16.47%   14.71%    13.08%     13.87%
Equity Value.................     [ ]      N/A      N/A       N/A        [ ]
Growth & Income..............  21.61%   15.75%   13.17%    13.53%     13.52%
Equity Growth................  17.93%   13.40%      N/A       N/A     12.20%
Special Equity...............  25.76%   21.17%   16.81%    17.01%     16.13%
Aggressive Equity............     [ ]      N/A      N/A       N/A        [ ]
International Equity.........  15.24%   10.87%      N/A       N/A     15.73%

     Any yield or total return quotation provided for a class of a Fund should not be considered as representative of the performance of that class or Fund in the future since the net asset value of shares of the class will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the class and of the Fund and corresponding Portfolio. These factors and possible differences in the methods used to calculate yields and total return should be considered when comparing the yield and total return of a class to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

     Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. A Portfolio may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning a Fund. Sources for a Fund's performance information may include, but are not limited to, the following:

          Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

          Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

          Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

          Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

          Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

          Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average" and "Donoghue's Government Money Fund Average."

          Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

          Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

          Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

          Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

          Investor's Daily, a daily newspaper that features financial, economic and business news.

          Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

          Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

          New York Times, a nationally distributed newspaper which regularly covers financial news.

          Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

          Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

          Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

          U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

          Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

          Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

          Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

          World Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

           DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

      The Trust determines the net asset value of each class of shares of each Fund each day that the Advisers of the corresponding Fund are open for business. As a result, a Fund will normally determine the net asset value of its classes every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. This daily determination of net asset value is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., New York time, unless the Exchange closes earlier, by dividing the total assets of a Fund attributable to a class less all of the liabilities attributable to that class, by the total number of shares of that class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. (See "Purchases and Redemptions of Shares" in each Prospectus for the Funds.)

      Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Boards of Trustees of the Portfolio Series and the Funds.

      Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

      Interest income on long-term obligations is determined on the basis of interest accrued plus amortization of discount (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

      Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees, in good faith, will establish a conversion rate for such currency.

      A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio Series' and the Trust's Boards of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which a Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Each investor in each Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day that the Adviser and the Subadviser of the Portfolio are open for business. As of 4:00 p.m. (New York time) (or any earlier close of regular trading on the Exchange) on each such day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in a Portfolio as of 4:00 p.m. on the following day the New York Stock Exchange is open for trading.

                  MANAGEMENT OF THE TRUST AND PORTFOLIO SERIES

      The respective Trustees and officers of the Trust and the Portfolio Series and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio Series, as the case may be. Unless otherwise indicated, the address of each Trustee and officer of the Trust and the Portfolio Series is Four Manhattanville Road, Purchase, New York 10577.

                             TRUSTEES OF THE TRUST

Donald E. Flynn*........ Vice President, AEGON USA, Inc., 1988 to present.
                         Executive Vice President, AEGON USA Investment Management, Inc. (1988 to present), Vice President, AEGON USA Managed Portfolios, Inc. (1988 to present).
                         Age: 56.

Robert Lester Lindsay... Retired. Executive Vice President, The Mutual Life
                         Insurance Company of New York (prior to July 1989); His address is Two Huguenot Center, Tenafly, New Jersey 07670-2520. Age: 62.

Nikhil Malvania......... Partner, Deaner-Malvania Associates (since 1991).
                         Manager and Vice President, Strategic Planning Associates (prior to 1991). His address is 88 Perry Street, New York, New York 10014. Age: 45.

Joyce Galpern Norden.... Co-Director, Urman's Health Clinical Research Program
                         Medical Center, University of Pennsylvania (since May
                         1995). Foundations Director, American Jewish Committee (October 1993 to May 1995). Executive Director, Food-People Allied to Combat Hunger Inc. (February 1991 to September 1993). Her address is Nine Evergreen Way, North Tarrytown, New York 10591. Age: 57.

Tom A. Schlossberg*..... President, Diversified (since October 1992). Executive
                         Vice President and Head of Pension Operations, The Mutual Life Insurance Company of New York, (January 1993 to December 1993. Age: 47.

                       TRUSTEES OF THE PORTFOLIO SERIES

     In addition to the Trustees below, Messrs. Schlossberg and Flynn serve as Trustees of the Portfolio Series.

Neal M. Jewell.......... Consultant (since 1995).  Executive Vice President
                         (November 1991 to January 1995), Director of Overseas Pensions (January 1990 to October 1991), American

                         International Group Asset Management. His address is 355 Thornridge Drive, Stamford, Connecticut 06903.
                         Age: 62.

Eugene M. Mannella...... Vice President, Investment Management Services, Inc.
                         (since August 1993). Senior Vice President, Lehman Brothers Inc. (May 1986 to August 1993). His address is Two Orchard Neck Road, Center Moriches,
                         New York 11934.  Age: 43.

Patricia L. Sawyer...... Executive Vice President and Director, Robert L. Smith
                         & Co. (since July 1990). Vice President, American Express (September 1988 to July 1990). Her address is 256 West 10th Street, New York, New York 10014.
                         Age: 46.

                                    OFFICERS

     Mr. Schlossberg is President, Chief Executive Officer and Chairman of the Board and Mr. Flynn is Vice President of the Trust and the Portfolio Series. Each other officer also holds the same position indicated with the Trust and the Portfolio Series.

Robert F. Colby......... Secretary; Vice President and Chief Corporate Counsel,
                         Mutual Life Insurance Company of New York, (April 1993 to December 1993); Vice President and General Counsel, Diversified, (since November 1993); Vice President of DISC, (since November 1993). Age: 41.

Alfred C. Sylvain....... Treasurer and Assistant Secretary; Vice President and
                         Treasurer of Diversified, (since November 1993); Treasurer of DISC., (since November 1993); Vice President, Mutual Life Insurance Company of New York, (since January 1991). Age: 45.

John F. Hughes.......... Assistant Secretary; Senior Counsel, Mutual Life
                         Insurance Company of New York, (since January 1988); Vice President and Senior Counsel, Diversified, (since November 1993); Assistant Secretary, DISC. (since November 1993). Age: 56.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

                        PRINCIPAL HOLDERS OF SECURITIES

     At [_____], 1997, the Trustees and officers of the Trust and the Portfolio Series as a group held less than 1% of the outstanding shares of each class of each Fund. As of the same date, there were no outstanding Stephens Premium Class shares or Stephens Institutional Class shares of any Fund, and the following investors held more than 5% of the outstanding Diversified Class shares of the following Funds.

[Fund name]: ______.

[Fund name]: ______.

     At [_____], 1997, AUSA Life Insurance Company, Inc. ("AUSA"), Four Manhattanville Road, Purchase, New York 10577, and The Mutual Life Insurance Company ("MONY"), 1740 Broadway, New York, New York 10019, owned the following percentage interests of the outstanding beneficial interests of the Portfolios indicated (all such interests being held in separate accounts of AUSA and MONY, respectively):

                                                  AUSA        MONY

Money Market                                      ____%       ____%
High Quality Bond                                 ____        ____
Intermediate Government Bond                      ____        ____
Government/Corporate Bond                         ____        ____
High-Yield Bond                                   ____        ____
Balanced                                          ____        ____
Equity Income                                     ____        ____
Growth & Income                                   ____        ____
Equity Growth                                     ____        ____
Special Equity                                    ____        ____
International Equity                              ____        ____

                                  COMPENSATION

      For the fiscal year ended December 31, 1996, the Trust provided the following compensation to its Trustees.

                                              TOTAL
                                          COMPENSATION
                          AGGREGATE    FROM THE TRUST AND
   NAME OF               COMPENSATION     FUND COMPLEX
   PERSON,                   FROM           PAID TO
  POSITION                 THE TRUST        TRUSTEES

Tom A. Schlossberg            -0-             -0-
Trustee
Donald E. Flynn               -0-             -0-
Trustee
Robert L. Lindsay           $9,750           $9,750
Trustee
Nikhil Malvania             $9,750           $9,750
Trustee
Joyce Galpern Norden        $9,750           $9,750
Trustee

      For the fiscal year ended December 31, 1996, the Portfolio Series provided the following compensation to its Trustees.

                                                   TOTAL
                                               COMPENSATION
                                            FROM THE PORTFOLIO
                           AGGREGATE            SERIES AND
   NAME OF               COMPENSATION          FUND COMPLEX
   PERSON,                   FROM                 PAID TO
  POSITION           THE PORTFOLIO SERIES        DIRECTORS

Tom A. Schlossberg           None                  None
Trustee
Donald E. Flynn              None                  None
Trustee
Neal M. Jewell              $9,750                $9,750
Trustee
Eugene M. Manella           $9,750                $9,750
Trustee
Patricia L. Sawyer          $9,750                $9,750
Trustee

                          INVESTMENT ADVISORY SERVICES

      The Adviser manages the assets of (i) the Intermediate Bond and Select Equity Funds and (ii) each Portfolio, in each case pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust or the Portfolio Series, as the case may be, with respect to each such Fund or Portfolio, and subject to the investment policies described herein and in each Prospectus for the Funds. Subject to such further policies as the Boards of Trustees of the Trust and the Portfolio Series may determine, the Adviser provides general investment advice to each such Fund and each Portfolio.

      For the Intermediate Bond and Select Equity Funds (each a "Stand-Alone Fund") and each Portfolio, the Adviser has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with each Subadviser.

      Each Advisory Agreement provides that the Adviser or a Subadviser, as the case may be, may render services to others. Each agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Stand-Alone Fund or Portfolio when authorized either by majority vote of the investors in the Stand-Alone Fund or Portfolio (with the vote of each being in proportion to the amount of its investment) or by a vote of a majority of the Board of Trustees of the Trust or Portfolio Series, as the case may be, or by the Adviser or a Subadviser on not more than 60 days' nor less than 30 days' written notice, as the case may be, and will automatically terminate in the event of its assignment. Each agreement provides that neither the Adviser nor Subadviser nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the corresponding Stand-Alone Fund or Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement and the Subadvisory Agreement, as the case may be.

      The Adviser's and Subadviser's fees with respect to a Fund are described in each Prospectus for the Fund.

      Diversified is an investment firm dedicated to meeting the complete needs of retirement plan sponsors and participants from pre- through post-retirement. Diversified provides flexible, high-quality services coupled with the employment of independent investment managers in an innovative investment structure.

      Diversified services over $10 billion in retirement plan assets and has offices in Boston, Charlotte, Chicago, Cincinnati, Dallas, Houston, New Orleans, New York, Philadelphia, Portland and San Francisco. It maintains recordkeeping for 400,000 participants and has 600 employees dedicated to retirement plan investment and administration. Its employees average more than seven years of retirement plan experience.

      As experts in customizing retirement solutions, Diversified offers comprehensive programs of high-quality investments and administrative services to defined benefit, defined contribution and not-for-profit pension plan sponsors. Diversified forms a partnership with its clients to provide exceptional plan design, participant communication programs, recordkeeping services and technical guidance. Diversified's investment structure provides access to an array of complementary investment alternatives representing the major asset classes along the risk/reward spectrum.

      Subadvisers are selected from more than 2,000 highly accomplished independent firms. Through a rigorous portfolio manager selection process which includes researching each subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten subadvisers are chosen. Out of that group, Diversified then carefully chooses the three most qualified subadvisers based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the investment committee. Out of those three subadvisers, Diversified then hires the most qualified, independent subadviser for each Portfolio, subject to approval by the Board of Trustees of the Portfolio Series, including a majority of the Trustees who are not "interested persons" of the Portfolio Series. With respect to the Stand-Alone Funds only, Diversified appointed Stephens as subadviser in the context of a broad strategic alliance with Stephens through which the Trust makes available its Stephens Premium Class shares and Stephens Institutional Class shares exclusively to customers of Stephens. Pursuant to the requirements of the 1940 Act, the selection of Stephens as subadviser to the Stand-Alone Funds was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust, and the initial shareholder of each Stand-Alone Fund.

      Each subadviser's performance is carefully monitored by Diversified taking into consideration fund performance in light of investment objectives and policies and level of risk. Diversified brings comprehensive monitoring and control to the investment management process. It seeks superior portfolio management and moves purposefully in replacing managers when warranted. From a plan sponsor's perspective, replacing a manager, and not the investment fund, is a key advantage in avoiding the expense and difficulty of re-enrolling participants or disrupting established plan administration. Replacing a Subadviser, however, will necessitate a shareholder proxy solicitation which involves other expenses to a Fund.

      Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. Diversified's Manager Monitoring Group gathers and analyzes performance and Diversified's Investment Committee reviews it. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives.

Semiannually, the Investment Committee reviews the back-up manager selection, regression analysis and universe comparisons.

      A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. Diversified monitors "back-up" additional independent managers for each investment so that, should a manager change be warranted, the transition can be effected on a timely basis.

      For the fiscal year ended December 31, 1994, Diversified earned and voluntarily waived advisory fees as indicated with respect to the following
Portfolios:

  PORTFOLIO                     EARNED    WAIVED
Money Market...............    $312,079  $29,141
High Quality Bond..........     607,967   20,204
Intermediate Government Bond    246,814   32,308
Government/Corporate Bond..     776,654   10,376
Balanced...................     443,372   38,936
Equity Income..............   2,470,354    2,000
Growth & Income............     576,431   23,726
Equity Growth..............     629,874   31,377
Special Equity.............    1,628,738  61,756

      For the fiscal year ended December 31, 1995, Diversified earned and voluntarily waived advisory fees as indicated with respect to the following
Portfolios:

  PORTFOLIO                      EARNED     WAIVED


Money Market.................  $ 391,657   $22,086
High Quality Bond............    562,958     9,897
Intermediate Government Bond.    286,019    44,808
Government/Corporate Bond...   1,011,116      --
High-Yield Bond.............      11,146    11,146
Balanced...................      639,345    51,146
Equity Income..............    2,878,308      --
Growth & Income............      639,911    28,140
Equity Growth..............    1,272,213      --
Special Equity.............    2,018,861    82,511
International Equity.......      143,910     6,191

      For the fiscal year ended December 31, 1996, Diversified earned and voluntarily waived advisory fees as indicated with respect to the following
Portfolios:

  PORTFOLIO                       EARNED    WAIVED

Money Market...............    $  445,832  $   680
High Quality Bond..........       627,049     --
Intermediate Government Bond      340,989   27,685
Government/Corporate Bond..     1,232,524     --
High-Yield Bond............        60,742   60,742
Balanced...................       995,489     --
Equity Income..............     3,895,211     --
Equity Value...............        84,055   70,088
Growth & Income............     1,052,349   39,117
Equity Growth..............     1,730,632    1,462
Special Equity.............     3,255,893   47,350
Aggressive Equity..........        95,060   57,964
International Equity.......       799,760   69,256

                                 ADMINISTRATOR

     Diversified provides administrative services to the Portfolios under Advisory Agreements with each of the Portfolios, and to the Trust under the Administrative Services and Transfer Agency Services Agreement with the Trust. These agreements are described in each Prospectus for the Funds. Each such agreement provides that Diversified may render services to others as administrator. In addition, each agreement terminates automatically if it is assigned and may be terminated without penalty, in the case of the Portfolio Series, by majority vote of the Funds and of the other investors in the Portfolio Series (with the vote of each being in proportion to the amount of its investment) or, in the case of the Trust, by majority vote of the Trust's shareholders, or by either party on not more than 60 days' nor less than 30 days' written notice. Each agreement also provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with administrative services provided to any Fund or Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements. Diversified acts as Administrator to the Portfolios pursuant to the Advisory Agreement with the Portfolio Series and receives no additional compensation for providing such administrative services.

                          CUSTODIAN AND TRANSFER AGENT

     Pursuant to the Administrative and Transfer Agency Services Agreement, Diversified acts as transfer agent for each of the Funds (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of a Fund, performs other transfer agency functions, and acts as dividend disbursing agent for each Fund.

     Pursuant to two Custodian Agreements, Investors Bank & Trust Company acts as the custodian of each Fund's assets, including, where applicable, a Fund's interest in its corresponding Portfolio, and as the custodian of each Portfolio's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the cash and securities of each Fund and Portfolio, handling the receipt and delivery of securities, determining income and collecting interest on the investments of each Fund and Portfolio, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in each Fund and Portfolio. Securities held by the Funds or Portfolios may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Trustees of the Trust or the Portfolio Series, as the case may be. The Custodian does not determine the investment policies of the Funds or Portfolios or decide which securities the Portfolios will buy or sell. A Fund or Portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and the Trust and the Portfolio Series.

                                    TAXATION

     Each Fund intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by meeting all applicable requirements of Subchapter M of the Code, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition and holding period of the Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is expected that no Fund will be required to pay any entity level federal income or excise taxes, although foreign-source income may be subject to foreign withholding taxes. If a Fund should fail to qualify as a "regulated investment company" in any year, the Fund will incur a regular corporate federal income tax upon its taxable income (thereby reducing the return realized by Fund shareholders) and Fund distributions would constitute ordinary corporate dividends when issued to shareholders. However, shareholders who are Qualified Investors would not, in that event, incur any income tax liability on such distributions provided they remain exempt from federal income tax.

     Under interpretations of the Internal Revenue Service (1) each Portfolio will be treated for federal income tax purposes as a partnership which is not a publicly traded partnership and (2) for purposes of determining whether a Fund satisfies requirements of Subchapter M of the Code, the Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of that Portfolio's assets and will be deemed to be entitled to the Portfolio's income attributable to that share. The Portfolio Series has advised the Funds that it intends to conduct the Portfolios' operations so as to enable investors, including the Funds, to satisfy those requirements.

DISTRIBUTIONS

     Tax-qualified retirement plans which invest in any Fund generally will not be subject to tax liability on either distributions from a Fund or redemptions of shares of a Fund. Rather, participants are taxed when they take distributions from the underlying plan in accordance with the rules under the Code governing the taxation of such distributions. Qualified Investors otherwise generally exempt from federal taxation of their income might nevertheless be taxed on distributions of the Fund, and any gain realized on redemption of Fund shares, where the Investor is subject to the unrelated business taxable income provisions of the Code with respect to its investment in the Fund because, e.g., its acquisition of shares in the Fund was financed with debt.

     Individual and institutional investors, and Qualified Investors which for any reason prove not to be exempt from federal income taxation, will be subject to tax on distributions received from the Fund irrespective of the fact that such distributions are reinvested in additional shares. Distributions to such investors, other than of net capital gains, will be taxable as ordinary income; distributions of net capital gains would be taxable to such Investors as long-term capital gain without regard to the length of time they have held in shares in the Fund. A portion of the dividends received from a Fund investing in corporate stocks (but none of that Fund's capital gain distribution) may qualify for the dividends-received deduction for corporations. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments. Certain dividends declared in October, November or December of a calendar year and paid to a Qualified Investor which is subject to tax on the distribution in January of the succeeding calendar year are taxable to such Investor as if paid on December 31 of the year in which they were declared. Fund distributions will reduce a Fund's net asset value per share. Shareholders who buy shares shortly before a Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a distribution, subject to tax in the case of investors otherwise subject to income taxation.

     Distributions and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from a Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable distributions and redemption proceeds paid to any shareholder (including a non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

SALE OF SHARES

     Any gain or loss realized by a shareholder subject to federal income tax upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss that will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange of a Fund's shares by such a shareholder will be disallowed to the extent the shares disposed of are replaced (including by shares acquired pursuant to reinvested distribution) within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by such a shareholder on a disposition of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

FOREIGN SHAREHOLDERS

     The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

TAXATION OF THE PORTFOLIO SERIES

     The Portfolio Series, if treated for tax purposes as a partnership, would not be subject to federal income taxation. Instead, a Fund would take into account, in computing its federal income tax liability, its share of the

Portfolio Series' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio Series.

     Withdrawals by a Fund from its corresponding Portfolio generally will not result in such Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of a Fund's interest in its Portfolio prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of a Fund's entire interest in the Portfolio Series and includes a disproportionate share of any unrealized receivables held by the Portfolio Series, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of a Fund's interest in the Portfolio Series generally equals the amount of cash and the basis of any property that the Fund invests in its corresponding Portfolio, increased by the Fund's share of income from that Portfolio and decreased by the amount of any cash distributions and the basis of any property distributed from its corresponding Portfolio.

FOREIGN WITHHOLDING TAXES

     Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries; it is not expected that the Portfolios or the Funds will be able to "pass through" to the Fund shareholders subject to tax any foreign tax credits with respect to these taxes.

     Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of assets to be invested in various countries will vary.

EFFECTS OF CERTAIN INVESTMENTS AND INVESTMENT POLICIES

     A Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders, and may, under certain circumstances, make an economic return of capital taxable to shareholders otherwise subject to taxation. Any investment in zero coupon securities, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     A Fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options, futures contracts, forward contracts, and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code. As a result, however, a Portfolio may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so.

     Special tax considerations apply with respect to foreign investments of a Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. The holding of foreign currencies for nonhedging purposes and investment by a Fund in certain "passive foreign investment companies" may be limited in order to avoid a tax on the Fund.

OTHER TAXATION

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a RIC for federal income tax purposes. The investment by each Fund in its corresponding Portfolio does not cause a Fund to be liable for any income or franchise tax in the State of New York.

     The Portfolio Series is organized as a New York trust. The Portfolio Series is not subject to any income or franchise tax in the State of New York or, so long as it is treated as a partnership (not taxable as a publicly traded partnership) for federal income tax purposes, the Commonwealth of Massachusetts.

     Distributions of a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Fund intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders of the Funds may be subject to state and local taxes on a Fund's distributions to them. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               DISTRIBUTION PLAN

     The Trust has adopted a separate Distribution Plan with respect to each class of shares (each a "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that each Distribution Plan will benefit the Trust, the class of each Fund covered by that Distribution Plan, and the holders of shares of that class. The Distribution Plans provide that the Distributor may receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of a Fund attributable to Diversified Class shares, 0.25% of the average daily net assets of a Fund attributable to Stephens Premium Class shares, and 0.25% of the average daily net assets of a Fund attributable to Stephens Institutional Class shares, in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing Prospectuses and reports used for sales purposes, expenses of preparing and printing of sales literature and other distribution-related expenses.

     Each Distribution Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Distribution Plan requires that at least quarterly the Trust and the Distributor shall provide to the Board of Trustees and the Board of Trustees shall review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of the Trust's disinterested Trustees shall be committed to the discretion of the Trust's disinterested Trustees then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Qualified Trustees or by vote of a majority of the outstanding voting securities of the applicable class. Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable class and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to each Distribution Plan for a period of not less than six years from the date of such plan, agreement, or report, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by each Distribution Plan, Diversified Investors Securities Corp. acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to a separate Distribution Agreement with respect to each class of shares (each a "Distribution Agreement"). After the Prospectuses and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the Prospectuses and periodic reports which are used in connection with the offering of shares of the Funds to prospective investors. Each Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement with respect to the class of shares offered pursuant to that Prospectus.

                            INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P. serves as the Funds' and the Portfolios' independent accountants providing audit and accounting services including (i) audit of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the SEC and (iii) preparation of annual income tax returns.

                     DESCRIPTION OF THE TRUST; FUND SHARES

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated as of April 23, 1993. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.00001 par value which may be issued in separate series. Currently, the Trust has fifteen active series, although additional series may be established from time to time. If additional series are established, each share of a series will represent an equal proportionate interest in that series with each other share of the series. The Trust may also establish classes of shares within each series at any time.

     The assets of the Trust received for the issue or sale of the shares of each class of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such class and constitute the underlying assets of such class. The underlying assets of each class of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such class and with such a share of the general liabilities of the Trust.

     In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among all the series in the Trust in relation to the net assets of each series.

     The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given class or series, or which are general or allocable to two or more classes or series. In the event of the dissolution or liquidation of the Trust or any class or series, the holders of the shares of any class or series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

     Shares of the Trust entitle their holder to one vote per share; however, separate votes are taken by each class or series on matters affecting an individual class or series. For example, a change in the distribution fee applicable to a class would be voted only by shareholders of the class involved. Similarly, a change in investment policy for a series would be voted upon only by shareholders of the series involved.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of each Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a particular Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Funds, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Funds, their shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

                                    EXPERTS

     The financial statements incorporated herein have been so included in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

     The financial statements of the Trust and the Portfolio Series as of December 31, 1996 and June 30, 1997 (unaudited) have been filed with the Securities and Exchange Commission as part of the Fund's annual and semi-annual reports, respectively, pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder, and are hereby incorporated herein by reference from such report. A copy of such report will be provided without charge to each person receiving this Statement of Additional Information.

                                   APPENDIX A

                        DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

  Corporate and Municipal Bonds

     AAA--An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA--An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A--An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB--An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB--An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     Plus (+) or minus (-)--The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

  Commercial Paper, including Tax Exempt

     A-1--A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2--A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3--A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

MOODY'S

  Corporate and Municipal Bonds

     AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     BAA--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  Commercial Paper

     PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      --   Leading market positions in well established industries.
      --   High rates of return on funds employed.
      -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Investment Adviser of the Portfolio Series,
 Administrator and Transfer Agent

Diversified Investment Advisors, Inc.
Four Manhattanville Road
Purchase, NY 10577                  THE DIVERSIFIED INVESTORS FUNDS GROUP
                                    Diversified Investors Money Market Fund
                                    Diversified Investors High Quality Bond Fund
                                    Diversified Investors Intermediate Government
                                     Bond Fund
                                    Stephens Intermediate Bond Fund
                                    Diversified Investors Government/Corporate
                                     Bond Fund
                                    Diversified Investors High-Yield Bond Fund
                                    Diversified Investors Balanced Fund
                                    Diversified Investors Equity Income Fund
                                    Diversified Investors Equity Value Fund
                                    Diversified Investors Growth & Income Fund
                                    Diversified Investors Equity Growth Fund
                                    Diversified Investors Special Equity Fund
                                    Stephens Select Equity Fund
                                    Diversified Investors Aggressive Equity Fund
                                    Diversified Investors International Equity Fund

Investment Subadvisers of the Funds

Stephens Intermediate Bond Fund
  and Stephens Select Equity Fund
  Stephens Capital Management
    111 Center Street
    Little Rock, Arkansas 72201

Investment Subadvisers of the Portfolios

Diversified Investors Money Market Fund,
  Diversified Investors Intermediate Government
  Bond Fund and Diversified Investors
  Government/Corporate Bond Fund
  Capital Management Group
    1740 Broadway
    New York, NY 10019

Diversified Investors High Quality Bond Fund
  Merganser Capital Management Corporation
    One Cambridge Center
    Cambridge, MA 02142

Diversified Investors High-Yield Bond Fund
  Delaware Investment Advisers
    2005 Market Street
    Philadelphia, Pennsylvania 19103

Diversified Investors Balanced Fund
  Institutional Capital Corporation
    303 West Madison Street
    Chicago, IL 60606

Diversified Investors Equity Income Fund
  Asset Management Group
    1740 Broadway
    New York, NY 10019

Diversified Investors Equity Value Fund
  ARK Asset Management Co., Inc.
    55 Water Street
    New York, NY 10041

Diversified Investors Growth & Income Fund
  Putnam Advisory Company, Inc.
    One Post Office Square
    Boston, MA 02109

Diversified Investors Equity Growth Fund
  Chancellor LGT Asset Management, Inc.
    1166 Avenue of the Americas
    New York, NY 10036

Diversified Investors Special Equity Fund
  Pilgrim Baxter & Associates
    1255 Drummers Lane
    Wayne, PA 19087

  ARK Management Co., Inc.
    One New York Plaza
    New York, NY 10004

  Liberty Investment Management
    2502 Rocky Point Drive
    Tampa, FL 33607

  Westport Asset Management, Inc.
    53 Riverside Avenue
    Westport, CT 06880

Diversified Investors Aggressive Equity Fund
  McKinley Capital Management, Inc.
    3301 C Street
    Anchorage, AK 99503

Diversified Investors International Equity Fund
  Capital Guardian Trust Company
    333 South Hope Street
    Los Angeles, CA 90071

Distributor

Diversified Investors Securities Corp.
  Four Manhattanville Road
  Purchase, NY 10577

Custodian

Investors Bank & Trust Company
  89 South Street
  Boston, MA 02205-1537

Independent Accountants

Coopers & Lybrand L.L.P.
  1301 Avenue of the Americas
  New York, New York 10019

PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

      (a)  Financial Statements:

The financial statements included in Part A are as follows:

Financial Highlights:
Diversified Investors Money Market Fund
Diversified Investors High Quality Bond Fund
Diversified Investors Intermediate Government Bond Fund
Diversified Investors Government/Corporate Bond Fund
Diversified Investors High-Yield Bond Fund
Diversified Investors Balanced Fund
Diversified Investors Equity Income Fund
Diversified Investors Equity Value Fund
Diversified Investors Growth & Income Fund
Diversified Investors Equity Growth Fund
Diversified Investors Special Equity Fund
Diversified Investors Aggressive Equity Fund
Diversified Investors International Equity Fund

The financial statements incorporated by reference into Part B are as follows:

THE DIVERSIFIED INVESTORS FUNDS GROUP

Statements of Assets and Liabilities at December 31, 1996
Statements of Operations For the Year Ended December 31, 1996
Statements of Changes in Net Assets For the Years Ended December 31, 1995 and December 31, 1996
Notes to Financial Statements at December 31, 1996
Financial Highlights
Report of Independent Accountants


Statements of Assets and Liabilities at June 30, 1997 (unaudited)
Statements of Operations For the Period Ended June 30, 1997 (unaudited) Statements of Changes in Net Assets For the Period Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996
Notes to Financial Statements at June 30, 1997 (unaudited)
Financial Highlights (unaudited)


DIVERSIFIED INVESTORS PORTFOLIOS

Statements of Assets and Liabilities at December 31, 1996
Statements of Operations For the Year Ended December 31, 1996
Statements of Changes in Net Assets For the Years Ended December 31, 1995 and December 31, 1996
Portfolio of Investments at December 31, 1996
Notes to Financial Statements at December 31, 1996

Financial Highlights
Report of Independent Accountants


Statements of Assets and Liabilities at June 30, 1997 (unaudited)
Statements of Operations For the Period Ended June 30, 1997 (unaudited) Statements of Changes in Net Assets For the Period Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996
Portfolio of Investments (unaudited) at June 30, 1997
Notes to Financial Statements at June 30, 1997 (unaudited)
Financial Highlights (unaudited)


      (b)  Exhibits:

1. Declaration of Trust of the Registrant; Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.(3)

2. By-Laws of the Registrant.(3)


5A. Form of Investment Advisory Agreement between the Registrant and Diversified Investment Advisors, Inc. ("Diversified") (*)

5B. Form of Investment Subadvisory Agreement between Diversified and Stephens Capital Management, a division of Stephens Inc.(*)


6. Distribution Agreement between the Registrant and Diversified Investors Securities Corp. ("DISC").(1)

6A. Distribution Agreement between the Registrant and DISC regarding Stephens Premium Class shares.(*)

6B. Distribution Agreement between the Registrant and DISC regarding Stephens Institutional Class shares. (*)

8. Custodian Agreement between the Registrant and Investors Bank & Trust Company.(1)

9. Administrative and Transfer Agency Services Agreement between the Registrant and Diversified (1)

9A. Shareholder Services Agreement between the Registrant and Stephens Inc. regarding Stephens Premium Class shares and Stephens Institutional Class shares. (*)

10. Opinion of Counsel.(1)

11. Consent of Independent Auditors.(*)

13. Investor Representation Letter of Initial Shareholder.(1)

15. Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").(1)

15A. Distribution Plan pursuant to Rule 12b-1 under the 1940 Act regarding Stephens Premium Class Shares. (*)

15B. Distribution Plan pursuant to Rule 12b-1 under the 1940 Act regarding Stephens Institutional Class shares. (*)

16. Schedule for computation of performance quotations.(2)

17. Financial Data Schedules.(*)


18. Multiple Class Plan.(*)


19. Powers of Attorney.(4)

--------------------------
(1) Incorporated herein by reference from pre-effective amendment no. 2 to the Registrant's registration statement (the "Registration Statement") on Form N-1A (File no. 33-61810) as filed with the U.S. Securities and Exchange Commission (the "Commission") on January 3, 1994.

(2) Incorporated herein by reference from post-effective amendment no. 2 to the Registration Statement as filed with the Commission on April 28, 1995.

(3) Incorporated herein by reference from post-effective amendment no. 7 to the Registration Statement as filed with the Commission on February 28, 1997.

(4) Incorporated herein by reference from post-effective amendment no. 8 to the Registration Statement as filed with the Commission on April 29, 1997.


(*) Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      See "Management of the Trust and Portfolio Series -- Trustees and Officers of the Trust" in the Statement of Additional Information filed as part of this Registration Statement.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES.

                                                     NUMBER OF RECORD
                                                       HOLDERS AS OF
TITLE OF CLASS                                        August 31, 1997


Diversified Investors Balanced Fund                       109
Diversified Investors Money Market Fund                    84
Diversified Investors Growth & Income Fund                117
Diversified Investors Equity Growth Fund                  114
Diversified Investors Equity Income Fund                  110
Diversified Investors Special Equity Fund                 128
Diversified Investors High Quality Bond Fund               61
Diversified Investors Government/Corporate Bond Fund       86
Diversified Investors Intermediate Government Bond Fund    61

Diversified Investors High-Yield Bond Fund                 48
Diversified Investors Equity Value Fund                    59
Diversified Investors Aggressive Equity Fund               53
Diversified Investors International Equity Fund            91
Stephens Intermediate Bond Fund                             0
Stephens Select Equity Fund                                 0


ITEM 27.  INDEMNIFICATION.

      Reference is made to Article V of the Registrant's Declaration of Trust, filed as an Exhibit herewith.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust's Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Diversified Investment Advisors, Inc. ("Diversified") is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON nv, a Netherlands corporation which is a publicly traded international insurance group.

    Stephens Capital Management is a division of Stephens Inc., which is an indirect, wholly-owned subsidiary of Stephens Group, Inc.

    Information as to the name, address and principal business of the directors and executive officers of Diversified and Stephens Inc. is included in their respective Form ADV, each as filed with the Commission, and such information is hereby incorporated herein by reference from each such Form ADV.


ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) Diversified Investors Securities Corp. is the principal underwriter (the "Distributor") of the Registrant. The Distributor also serves as the exclusive placement agent for Diversified Investors Portfolios.

      (b) The names, titles and principal business addresses of the officers and directors of the Distributor are as stated on Form U-4 filed by each individual officer and on Form BD including Schedule A thereof (File No. 8-45671) (filed on August 31, 1993 and amended September 20, 1993), the text of which is hereby incorporated herein by reference.

      (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

Diversified Investment Advisors, Inc.
4 Manhattanville Road
Purchase, New York 10577
(administrator and transfer agent)

Diversified Investors Securities Corp.
4 Manhattanville Road
Purchase, New York 10577
(distributor)

Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02205-1537
(custodian)


Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201
(shareholder services agent)


ITEM 31.  MANAGEMENT SERVICES.

      Not applicable.

ITEM 32.  UNDERTAKINGS.

      (a) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

      (b) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant will furnish each person to whom a Part A is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the County of Westchester and the State of New York, on the 1st day of October, 1997.


                               THE DIVERSIFIED INVESTORS FUNDS GROUP

                               By: /s/  Tom A. Schlossberg
                                          Tom A. Schlossberg
                                          Trustee, President,
                                          Chief Executive
                                          Officer and Chairman
                                          of the Board of Trustees


      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 1, 1997.

      SIGNATURES                           TITLE

/s/  Tom A. Schlossberg
      Tom A. Schlossberg       Trustee, President, Chief Executive
                               Officer and Chairman of the Board of
                               Trustees

*/s/  Donald E. Flynn
      Donald E. Flynn          Trustee

*/s/  Robert Lester Lindsay
      Robert Lester Lindsay    Trustee

*/s/  Nikhil Malvania
      Nikhil Malvania          Trustee

*/s/  Joyce Galpern Norden
      Joyce Galpern Norden     Trustee

/s/  Alfred C. Sylvain
      Alfred C. Sylvain        Treasurer and Principal Accounting
                               Officer

*By:
/s/  Robert F. Colby
      Robert F. Colby
      Attorney-in-fact pursuant to powers of attorney previously filed

SIGNATURES


      Diversified Investors Portfolios has duly caused this registration statement on Form N-1A of The Diversified Investors Funds Group to be signed on its behalf by the undersigned, thereunto duly authorized in the County of Westchester and the State of New York, on the 1st day of October, 1997.


                               DIVERSIFIED INVESTORS PORTFOLIOS

                               By  /s/  Tom A. Schlossberg
                                          Tom A. Schlossberg
                                          Trustee, President, Chief
                                          Executive Officer and
                                          Chairman of the Board of
                                          Trustees of the Portfolios


      This post-effective amendment to the registration statement on Form N-1A of The Diversified Investors Funds Group has been signed below by the following persons in the capacities indicated on October 1, 1997.


      SIGNATURES                          TITLE

/s/  Tom A. Schlossberg
      Tom A. Schlossberg       Trustee, President, Chief Executive
                               Officer and Chairman of the Board of
                               Trustees of the Portfolios

/s/  Donald E. Flynn
     Donald E. Flynn           Trustee of the Portfolios

*/s/  Neal M. Jewell
      Neal M. Jewell           Trustee of the Portfolios

*/s/  Eugene M. Mannella
      Eugene M. Mannella       Trustee of the Portfolios

*/s/  Patricia L. Sawyer
      Patricia L. Sawyer       Trustee of the Portfolios

/s/  Alfred C. Sylvain
      Alfred C. Sylvain        Principal Accounting Officer of the
                               Portfolios

*By   /s/ Robert F. Colby
      Robert F. Colby
      Attorney-in-Fact pursuant to powers of attorney previously filed

THE DIVERSIFIED INVESTORS FUNDS GROUP; EXHIBIT LIST


EXHIBIT NO.; DESCRIPTION


5A. Form of Investment Advisory Agreement between the Registrant and
Diversified

5B. Form of Investment Subadvisory Agreement between Diversified and Stephens Capital Management, a division of Stephens Inc.

6A. Distribution Agreement between the Registrant and DISC regarding Stephens Premium Class shares.

6B. Distribution Agreement between the Registrant and DISC regarding Stephens Institutional Class shares.

9A. Shareholder Services Agreement between the Registrant and Stephens Inc.regarding Stephens Premium Class shares and Stephens Institutional Class shares.

11. Consent of Independent Auditors.

15A. Distribution Plan pursuant to Rule 12b-1 under the 1940 Act regarding Stephens Premium Class Shares.

15B. Distribution Plan pursuant to Rule 12b-1 under the 1940 Act regarding Stephens Institutional Class shares.

17. Financial Data Schedules.

18. Multiple Class Plan.(*)